SEMI-ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            SCUDDER VARIABLE SERIES I
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUND:
                             EQUITY-INCOME PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                PRODUCTS FUND II:
                     CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                                  JUNE 30, 2001

        This report is not to be construed as an offering for sale of any
         Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                    Page
                                                                    ----

Semi-Annual Report of Mutual of America Investment Corporation
   President's Message .............................................  1
   Portfolio Management Discussions ................................  2
   Portfolio of Investments in Securities:
     Money Market Fund ............................................. 10
     All America Fund .............................................. 11
     Equity Index Fund ............................................. 19
     Mid-Cap Equity Index Fund ..................................... 24
     Bond Fund ..................................................... 28
     Short-Term Bond Fund .......................................... 31
     Mid-Term Bond Fund ............................................ 33
     Composite Fund ................................................ 35
     Aggressive Equity Fund ........................................ 38
   Statement of Assets and Liabilities ............................. 40
   Statement of Operations ......................................... 41
   Statements of Changes in Net Assets ............................. 42
   Financial Highlights ............................................ 44
   Notes to Financial Statements ................................... 52

Semi-Annual Report of Scudder Variable Series I

Semi-Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Semi-Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Semi-Annual  Report of Fidelity  Investments  Variable  Insurance Products Fund:
Equity-Income Portfolio

Semi-Annual Report of Fidelity  Investments Variable Insurance Products Fund II:
Contrafund Portfolio

Semi-Annual Report of Fidelity  Investments Variable Insurance Products Fund II:
Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      We are pleased to present the Mutual of America Investment Corporation's results for the six-month period ending June 30, 2001.

     U.S. economic growth has been slow for the last three quarters with capital spending programs substantially down. The very nominal growth has been held up only by consumer spending. In the first six months of this year the Federal Reserve reduced short-term interest rates 275 basis points with another 25 basis points reduction anticipated. However, these rate cuts will likely not have any major impact on the economy until late in the year at best. The Bush tax cut was largely designed to boost consumer spending despite all the negative economic news.

      The stock market plummeted as earnings, and the profit outlook, became gloomy as the DJIA was down for the first six months of this year as was the S&P
500. The NASDAQ was down during the first quarter with a March 31 low of 1840 but was up in the second quarter. Market breadth became much healthier in the second quarter with two-thirds of the stocks within the S&P 500 achieving positive returns and small and mid cap stocks outperforming larger cap stocks. As investor anticipation of a recovery increases and as they shift their funds, the possibility of a substantial recovery also increases, even if not until next year.

      After underperforming for much of 2000, corporate bonds had a good first quarter with yields continuing in the second quarter to stay substantially below a year ago.

      The total return performance for each of the Mutual of America Investment Corporation Funds is reflected below.

                  Total Returns -- Six Months to June 30, 2001

      Money Market Fund .....................................  + 2.5%
      All America Fund ......................................  -10.1%
      Equity Index Fund .....................................  - 6.9%
      Mid-Cap Equity Index Fund .............................  + 0.8%
      Bond Fund .............................................  + 5.7%
      Short-Term Bond Fund ..................................  + 4.0%
      Mid-Term Bond Fund ....................................  + 5.6%
      Composite Fund ........................................  - 4.2%
      Aggressive Equity Fund ................................  - 6.4%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company or The American Life Insurance Company of New York. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

   o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

   o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

   o  Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow. Thank you for your continued investment in our Funds.

                                      Sincerely,

                                      /s/ Dolores J. Morrissey
                                      ----------------------------------------
                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper, the Fund returned 6.0% for the twelve months ended June 30, 2001. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate in an attempt to stimulate the economy. The seven-day effective annual yield as of August 14, 2001 is 3.5%. As with all performance reporting, this yield is not necessarily indicative of future yields.

                                ALL AMERICA FUND

      The investment objective of the All America Fund is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index with the remaining 40% of the Fund actively managed. The actively managed portion of the Fund utilizes four different investment approaches, approximately equally distributed in large cap growth, small cap growth, large cap value and small cap value. Mutual of America Capital Management Corporation manages the value assets and two outside sub-advisors manage the growth assets.

      The Fund's return for the twelve months ending June 30, 2001 was -18.7% versus the benchmark S&P 500 Index's return of -14.8%. Each of the actively managed segments of the Fund lagged its respective benchmark by varying amounts. Market conditions have been challenging with investors reluctant to let their winners run and thereby quickly exiting stocks in which they have any gains. There is no clear leadership among the sectors with economic uncertainties both here and abroad. Earnings revisions continue to show a downward trend with recovery now anticipated early next year. However, as earnings expectations and valuations come down, excess valuations are being reduced, which will allow for a stronger recovery hopefully either late this year or early in 2002.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                 All America Fund    S & P 500 Index
                                 ----------------    ---------------
                 6/30/1991 .....      10,000             10,000
                 6/30/1992 .....      10,988             11,341
                 6/30/1993 .....      12,492             12,887
                 6/30/1994 .....      12,542             13,066
                 6/30/1995 .....      16,013             16,472
                 6/30/1996 .....      19,974             20,755
                 6/30/1997 .....      25,581             27,957
                 6/30/1998 .....      31,723             36,389
                 6/30/1999 .....      37,762             44,667
                 6/30/2000 .....      44,424             47,901
                 6/30/2001 .....      36,124             40,797

                     All America Fund
                     ----------------
                                      Total Return
 Period              Growth        ------------------
 Ended                 of           Cumu-     Average
 6/30/01             $10,000       lative     Annual
-----------------------------------------------------
 1 Year              $ 8,132       -18.7%    -18.7%
 5 Years             $18,086        80.9%     12.6%
 Since 5/2/94*       $28,151       181.5%     15.5%
 10 Years            $36,124       261.2%     13.7%

                     S & P 500 INDEX
                     ---------------
                                      Total Return
 Period              Growth        ------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $ 8,517       -14.8%    -14.8%
 5 Years             $19,656        96.6%     14.5%
 Since 5/2/94        $30,805       208.0%     17.0%
 10 Years            $40,797       308.0%     15.1%

   * Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended June 30, 2001 was -14.9% and in line with the benchmark return of -14.8%. During the past twelve months the strongest performing sectors within the Index were transportation, financial and utilities with the weakest sectors being technology, communication services and health care. In recent months groups within the weakest sectors have shown improvement as investors appear to be beginning to look beyond the negative news to an economic recovery sometime in the not too distant future.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                 Equity Index Fund   S & P 500 Index
                                 -----------------   ---------------
                 2/5/1993 ......      10,000             10,000
                 6/30/1993 .....      10,116             10,153
                 6/30/1994 .....      10,266             10,294
                 6/30/1995 .....      12,915             12,978
                 6/30/1996 .....      16,183             16,352
                 6/30/1997 .....      21,789             22,026
                 6/30/1998 .....      28,276             28,669
                 6/30/1999 .....      34,723             35,191
                 6/30/2000 .....      37,174             37,739
                 6/30/2001 .....      31,620             32,142

                     Equity Index Fund
                     -----------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $ 8,506       -14.9%    -14.9%
 5 Years             $19,538        95.4%     14.3%
 Since 2/5/93
  (Inception)        $31,620       216.2%     14.7%

                    S & P 500 Index
                    ---------------
                                       Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $ 8,517       -14.8%    -14.8%
 5 Years             $19,656        96.6%     14.5%
 Since 2/5/93
  (Inception)        $32,142       221.4%     14.9%

   The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index. The S&P MidCap Index is a market-weighted index of 400 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The Fund's performance for the twelve-month period ending June 30, 2001 was 8.8% versus the S&P 400 MidCap Index return of 8.9%. The S&P 400 MidCap Index outperformed both the S&P 500 Index and the Russell 2000 Index for the twelve-month period as investors continued to seek smaller cap size stocks with reasonable revenue and profit growth.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                 Mid-Cap Equity         S & P
                                    Index Fund      MidCap 400 Index
                                    ----------      ----------------
                 5/3/1999 ......      10,000            10,000
                 6/30/1999 .....      10,409            10,581
                 6/30/2000 .....      12,079            12,377
                 6/30/2001 .....      13,143            13,475

                        Mid-Cap Equity Index Fund
                        -------------------------
                                      Total Return
Period               Growth       -------------------
Ended                  of         Cumu-     Average
6/30/01              $10,000      lative     Annual
-----------------------------------------------------
1 Year               $10,881       8.8%       8.8%
 Since 5/3/99
  (Inception)        $13,143      31.4%      13.5%

                          S & P MidCap 400 Index
                          ----------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $10,887         8.9%      8.9%
 Since 5/3/99
  (Inception)        $13,475        34.7%     14.8%

   The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                    BOND FUND

   The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the twelve months ending June 30, 2001, the Fund returned 11.1%. Its benchmark, the Lehman Brothers Government/Credit Index, which is over 50% invested in U.S. Government issues, returned 11.1% for the same period. The Fund continued to underweigh government securities and emphasize higher yielding, but more volatile, corporate issues.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                    Lehman Bros. Gov't/
                                     Bond Fund      Credit Bond Index
                                     ---------      -----------------
                 6/30/1991 .....      10,000            10,000
                 6/30/1992 .....      11,403            11,416
                 6/30/1993 .....      13,158            12,917
                 6/30/1994 .....      13,123            12,730
                 6/30/1995 .....      14,843            14,355
                 6/30/1996 .....      15,632            15,024
                 6/30/1997 .....      16,829            16,189
                 6/30/1998 .....      18,778            18,015
                 6/30/1999 .....      19,019            18,501
                 6/30/2000 .....      19,676            19,295
                 6/30/2001 .....      21,859            21,444

                    Bond Fund
                    ---------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $11,110        11.1%     11.1%
 5 Years             $13,984        39.8%      6.9%
 10 Years            $21,859       118.6%      8.1%

        Lehman Bros. Gov't./ Credit Bond Index
        --------------------------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $11,114        11.1%     11.1%
 5 Years             $14,272        42.7%      7.4%
 10 Years            $21,445       114.4%      7.9%

   The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focuses on tightly structured U.S. Government agency mortgage securities, which are relatively less volatile than other securities of similar maturity. The Fund returned 8.5% for the twelve months ended June 30, 2001, compared to its benchmark, the Salomon Bros. 1-3 Year Bond Index, which returned 9.6% for the same period.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                    Short-Term      Salomon Bros. 1-3
                                    Bond Fund       Year Bond Index
                                    ---------       ---------------
                 2/5/1993 ......      10,000            10,000
                 6/30/1993 .....      10,240            10,232
                 6/30/1994 .....      10,439            10,406
                 6/30/1995 .....      11,066            11,206
                 6/30/1996 .....      11,625            11,824
                 6/30/1997 .....      12,324            12,605
                 6/30/1998 .....      13,056            13,468
                 6/30/1999 .....      13,706            14,165
                 6/30/2000 .....      14,457            14,867
                 6/30/2001 .....      15,689            16,298

                    Short-Term Bond Fund
                    --------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $10,852         8.5%      8.5%
 5 Years             $13,496        35.0%      6.2%
 Since 2/5/93
  (Inception)        $15,689        56.9%      5.5%

              Salomon Bros. 1-3 Year Bond Index
              ---------------------------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $10,963         9.6%      9.6%
 5 Years             $13,784        37.8%      6.6%
 Since 2/5/93
  (Inception)        $16,298        63.0%      6.0%

   The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. Corporate bond yields widened substantially in the latter half of 2000 as investors anticipated the possible effects of an economic slowdown. The rebound in early 2001 did not fully recapture this, but enabled the twelve-month performance differential to improve 2.9%, from -5.8% to -2.9%. For the twelve-months ended June 30, 2001, the Fund returned 9.0% compared to the Salomon Bros. 3-7 Year Bond Index, which returned 11.9%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                    Mid-Term       Salomon Bros. 3-7
                                    Bond Fund       Year Bond Index
                                    ---------       ---------------
                 2/5/1993 ......      10,000            10,000
                 6/30/1993 .....      10,457            10,460
                 6/30/1994 .....      10,302            10,399
                 6/30/1995 .....      11,469            11,561
                 6/30/1996 .....      11,947            12,122
                 6/30/1997 .....      12,864            13,025
                 6/30/1998 .....      13,850            14,213
                 6/30/1999 .....      14,315            14,820
                 6/30/2000 .....      14,713            15,411
                 6/30/2001 .....      16,038            17,238

                    Mid-Term Bond Fund
                    ------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $10,900         9.0%      9.0%
 5 Years             $13,424        34.2%      6.1%
 Since 2/5/93
  (Inception)        $16,038        60.4%      5.8%

           Salomon Bros. 3-7 Year Bond Index
           ---------------------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $11,185        11.9%     11.9%
 5 Years             $14,219        42.2%      7.3%
 Since 2/5/93
  (Inception)        $17,238        72.4%      6.7%

   The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                 COMPOSITE FUND

      The Composite Fund's investment objective is to achieve a high total rate of return, through both the appreciation of capital and current income. The Fund invests in both stocks and fixed income securities. The Fund invests in up to 100 stocks in the S&P 500 Index, maintaining an approximate overall equal weight of the top 25 stocks in the S&P 500 Index by capitalization. The Bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S. Treasury securities. For the twelve months ended June 30, 2001, the Lehman Brothers Government/Credit Index returned 11.1% and the S&P 500 Index returned -14.8% with the overall Fund returning -4.8%. The S&P 500 Index holds stocks that reflect the general U.S. economy. In recent years as technology and more service type companies have grown in importance within the U.S. economy their representation within the Index has also grown. In the past year these segments of the economy have been struggling and, therefore, so has the performance of the S&P 500 Index. Investor time horizons are much shorter and with no clear leadership within the Index investors take gains quickly moving on to other opportunities thereby making it a more challenging investment environment. However, once the economy gains traction again the companies within this universe should perform well and we may see a group emerge as a market leader.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                                   Salomon Bros.
                             Lehman Bros. Gov't/                  3-Mo. Treasury
              Composite Fund  Credit Bond Index  S & P 500 Index      Bill Index
              --------------  -----------------  ---------------  --------------
6/30/1991 ...    10,000           10,000            10,000            10,000
6/30/1992 ...    10,985           11,416            11,341            10,465
6/30/1993 ...    13,012           12,917            12,887            10,794
6/30/1994 ...    12,828           12,730            13,066            11,156
6/30/1995 ...    14,619           14,355            16,472            11,756
6/30/1996 ...    16,630           15,024            20,755            12,395
6/30/1997 ...    19,081           16,189            27,957            13,047
6/30/1998 ...    22,996           18,015            36,389            13,729
6/30/1999 ...    25,310           18,501            44,667            14,377
6/30/2000 ...    27,655           19,295            47,901            15,139
6/30/2001 ...    26,317           21,444            40,797            15,994

                      Composite Fund
                      --------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $ 9,516        -4.8%     -4.8%
 5 Years             $15,825        58.2%      9.6%
 10 Years            $26,317       163.2%     10.2%

                     S & P 500 Index
                     ---------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $ 8,517       -14.8%    -14.8%
 5 Years             $19,656        96.6%     14.5%
 10 Years            $40,796       308.0%     15.1%

          Lehman Bros. Gov't/Credit Bond Index
          ------------------------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $11,114        11.1%     11.1%
 5 Years             $14,272        42.7%      7.4%
 10 Years            $21,445       114.4%      7.9%

          Salomon Bros. 3 - Month T-Bill Index
          ------------------------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $10,564         5.6%      5.6%
 5 Years             $12,902        29.0%      5.2%
 10 Years            $15,994        59.9%      4.8%

   The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indexes does not.

                             AGGRESSIVE EQUITY FUND

      The Fund's objective is capital appreciation through investing in both growth and value stocks, with respective weightings to be determined by market conditions. Over the twelve-month period ending June 30, 2001, value stocks outperformed growth stocks by a significant margin. A sharp drop in capital spending, particularly in the telecom sector, hampered growth stocks. Investors moved rapidly to take gains and no sector took leadership during this period. During the most recent quarters, the Fund had positioned itself for a growing demand in energy and a weak technology outlook. These events did not develop to the extent expected and performance lagged the benchmark. For the twelve-month period ending June 30, 2001, the benchmark Russell 2000 Index returned 0.7% and the Fund returned -10.8%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                   Aggressive          Russell
                                   Equity Fund        2000 Index
                                   -----------        ----------
                 5/2/1994 ......      10,000            10,000
                 6/30/1994 .....       9,781             9,479
                 6/30/1995 .....      12,541            11,474
                 6/30/1996 .....      16,930            13,832
                 6/30/1997 .....      21,068            16,091
                 6/30/1998 .....      22,859            18,746
                 6/30/1999 .....      22,864            19,027
                 6/30/2000 .....      31,812            21,754
                 6/30/2001 .....      28,384            21,898

                 Aggressive Equity Fund
                 ----------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $ 8,922       -10.8%    -10.8%
 5 Years             $16,766        67.7%     10.9%
 Since 5/2/94
  (Inception)        $28,384       183.8%     15.7%

                  Russell 2000 Index
                  ------------------
                                      Total Return
 Period              Growth       -------------------
 Ended                 of          Cumu-     Average
 6/30/01             $10,000      lative     Annual
-----------------------------------------------------
 1 Year              $10,066         0.7%      0.7%
 5 Years             $15,830        58.3%      9.6%
 Since 5/2/94
  (Inception)        $21,898       119.0%     11.6%

   The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                          Discount                  Face       Amortized
                                                 Rating*    Rate     Maturity      Amount         Cost
                                                 --------  -------   ---------   -----------   -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER 100%
   7-Eleven Inc. ..............................   A1+/P1    3.98%     07/27/01   $2,000,000    $ 1,994,001
   7-Eleven Inc. ..............................   A1+/P1    3.95      07/27/01      516,000        514,464
   Alabama Power Company ......................    A1/P1    3.62      08/16/01    1,973,000      1,963,672
   American Express Credit Corp. ..............    A1/P1    3.99      07/12/01      886,000        884,815
   American Express Credit Corp. ..............    A1/P1    3.97      07/11/01    3,000,000      2,996,341
   American Express Credit Corp. ..............    A1/P1    3.99      07/11/01    1,259,000      1,257,456
   Archer Daniels Midland .....................    A1/P1    3.60      08/28/01      350,000        347,934
   Bear Stearns Co., Inc. .....................    A1/P1    3.59      09/13/01    1,000,000        992,207
   Bear Stearns Co., Inc. .....................    A1/P1    3.94      07/27/01    3,000,000      2,991,106
   Becton Dickinson & Co. .....................    A1/P1    3.98      07/25/01    2,700,000      2,692,504
   Bellsouth Corporation ......................   A1+/P1    3.79      08/17/01    4,910,000      4,885,131
   Campbell Soup Company ......................    A1/P1    3.88      08/27/01    6,000,000      5,962,364
   CIT Group Inc. .............................    A1/P1    4.21      07/13/01    1,288,000      1,286,028
   CIT Group Inc. .............................    A1/P1    3.57      08/31/01    2,000,000      1,987,080
   CIT Group Inc. .............................    A1/P1    3.58      08/31/01      902,000        896,173
   Coca-Cola Enterprises ......................    A1/P1    3.57      09/10/01    1,000,000        992,475
   Coca-Cola Enterprises ......................    A1/P1    4.08      07/06/01      774,000        773,470
   Du Pont (E.I.) de Nemours & Co. ............   A1+/P1    3.95      07/20/01    1,500,000      1,496,697
   Ford Motor Credit Puerto Rico ..............    A1/P1    3.86      08/03/01    2,300,000      2,291,595
   Ford Motor Credit Puerto Rico ..............    A1/P1    3.92      07/20/01    1,000,000        997,812
   Ford Motor Credit Puerto Rico ..............    A1/P1    3.96      07/19/01    1,000,000        997,901
   Ford Motor Credit Corp. ....................    A1/P1    3.60      08/22/01      121,000        120,359
   General Electric Capital Corp. .............   A1+/P1    3.95      07/19/01    4,000,000      3,991,624
   General Electric Capital Corp. .............   A1+/P1    3.94      07/16/01    1,506,000      1,503,350
   General Motors Acceptance Corp. ............    A1/P1    3.61      08/27/01    1,000,000        994,181
   General Motors Acceptance Corp. ............    A1/P1    3.97      07/09/01    3,290,000      3,286,716
   Goldman Sachs Group Inc. ...................   A1+/P1    4.17      07/24/01    4,500,000      4,487,396
   Heinz (HJ) Finance Co. .....................    A1/P1    4.00      07/06/01    2,006,000      2,004,658
   Hertz Corp. ................................    A1/P1    3.92      07/27/01    5,000,000      4,985,249
   Hertz Corp. ................................    A1/P1    3.94      07/20/01    1,500,000      1,496,701
   Honeywell International ....................    A1/P1    3.75      08/17/01    1,078,000      1,072,608
   Monsanto Company ...........................   A1+/P1    3.85      08/08/01    1,100,000      1,095,400
   Morgan Stanley Dean Witter .................   A1+/P1    4.24      07/05/01      687,000        686,593
   National Rural Utilities ...................   A1+/P1    3.86      08/23/01    3,101,000      3,082,982
   NIKE Inc. ..................................    A1/P1    3.87      07/25/01    1,861,000      1,855,986
   NIKE Inc. ..................................    A1/P1    3.88      07/25/01    2,782,000      2,774,484
   NIKE Inc. ..................................    A1/P1    3.82      07/31/01      775,000        772,444
   SBC Communications Inc. ....................   A1+/P1    3.97      07/10/01      825,000        824,086
   SBC Communications Inc. ....................   A1+/P1    3.97      07/03/01    1,876,000      1,875,377
   Sony Capital Corp. .........................    A1/P1    3.93      07/31/01    6,000,000      5,979,624
   UBS Finance (Delw.) Inc. ...................   A1+/P1    3.70      09/04/01    3,000,000      2,979,449
   UBS Finance (Delw.) Inc. ...................   A1+/P1    3.82      08/15/01      700,000        696,575
   UBS Finance (Delw.) Inc. ...................   A1+/P1    3.85      08/01/01      500,000        498,285
   Verizon Network Funding ....................   A1+/P1    3.92      07/26/01    1,000,000        997,160
   Verizon Network Funding ....................   A1+/P1    3.96      07/17/01    3,000,000      2,994,363
   Verizon Network Funding ....................   A1+/P1    4.05      07/03/01    1,335,000      1,334,547
   Wisconsin Energy Corp. .....................    A1/P1    3.93      07/30/01    3,000,000      2,990,142
   Wisconsin Energy Corp. .....................    A1/P1    3.85      07/31/01    3,000,000      2,990,030
   Wisconsin Energy Corp. .....................    A1/P1    3.87      07/31/01      263,000        262,121
                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES:
   (Cost: $97,835,488) 100% ...............................................................    $97,833,716
                                                                                               ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                         Shares        Value
                                                        --------    -----------

INDEXED ASSETS:
COMMON STOCKS
  Abbott Laboratories ........................           54,987      $ 2,639,926
  ADC Telecommunications, Inc. ...............           27,714          182,912
  Adobe Systems, Inc. ........................            8,543          401,521
  Advanced Micro Devices, Inc. ...............           12,196          352,220
  AES Corp. ..................................           18,882          812,870
  Aetna, Inc. ................................            5,027          130,048
  Aflac, Inc. ................................           18,645          587,131
  Agilent Technologies, Inc. .................           16,127          524,128
  Air Products & Chemicals, Inc. .............            8,082          369,752
  Alberto-Culver Co. .........................            2,018           84,837
  Albertson's, Inc. ..........................           14,361          430,686
  Alcan Inc. .................................           11,292          474,490
  ALCOA, Inc. ................................           30,606        1,205,876
  Allegheny Energy, Inc. .....................            4,424          213,458
  Allegheny Technologies, Inc. ...............            2,856           51,665
  Allergan, Inc. .............................            4,618          394,839
  Allied Waste Industries, Inc. ..............            7,006          130,872
  Allstate Corp. .............................           25,687        1,129,971
  Alltel Corp. ...............................           11,114          680,844
  Altera Corp. ...............................           13,713          397,677
  Ambac Financial Group, Inc. ................            3,779          219,938
  Amerada Hess Corp. .........................            3,243          262,034
  Ameren Corp. ...............................            4,899          209,187
  American Electric Power, Inc. ..............           11,482          530,124
  American Express Co. .......................           46,914        1,820,263
  American General Corp. .....................           17,698          822,072
  American Greetings Corp. Cl A ..............            2,335           25,685
  American Home Products Corp. ...............           46,589        2,722,661
  American Int'l. Group, Inc. ................           82,747        7,116,242
  American Power Conversion ..................            6,916          108,927
  Amgen, Inc. ................................           36,993        2,244,735
  AMR Corp. ..................................            5,450          196,909
  Amsouth Bancorporation .....................           13,133          242,829
  Anadarko Petroleum Corp. ...................            8,845          477,895
  Analog Devices, Inc. .......................           12,777          552,605
  Andrew Corp. ...............................            2,877           53,081
  Anheuser-Busch Cos., Inc. ..................           31,826        1,311,231
  AOL Time Warner Inc. .......................          157,102        8,326,406
  Aon Corp. ..................................            9,286          325,010
  Apache Corp. ...............................            4,447          225,685
  Apple Computer, Inc. .......................           12,291          285,766
  Applera Corp.-Applied Biosys ...............            7,427          198,672
  Applied Materials, Inc. ....................           28,812        1,414,669
  Applied Micro Circuits, Corp. ..............           10,655          183,266
  Archer-Daniels-Midland Co. .................           22,412          291,356
  Ashland, Inc. ..............................            2,521          101,092
  AT&T .......................................          122,344        2,691,568
  Autodesk, Inc. .............................            1,911           71,280
  Automatic Data Processing, Inc. ............           22,134        1,100,060
  AutoZone, Inc. .............................            4,061          152,288
  Avaya Inc. .................................           10,041          137,562
  Avery Dennison Corp. .......................            3,909          199,554
  Avon Products, Inc. ........................            8,472          392,084
  Baker Hughes, Inc. .........................           11,902          398,717
  Ball Corp. .................................            1,067           50,747
  Bank of America Corp. ......................           56,836        3,411,865
  Bank of New York Co., Inc. .................           26,081        1,251,888
  Bank One Corp. .............................           41,321        1,479,292
  Bard (C.R.), Inc. ..........................            1,800          102,510
  Barrick Gold Corp. .........................           14,107          213,721
  Bausch & Lomb, Inc. ........................            1,894           68,639
  Baxter International, Inc. .................           20,914        1,024,786
  BB & T Corp. ...............................           14,440          529,948
  Bear Stearns Cos., Inc. ....................            3,725          219,663
  Becton Dickinson & Co. .....................            9,111          326,083
  Bed Bath & Beyond, Inc. ....................           10,150          304,500
  BellSouth Corp. ............................           66,406        2,674,170
  Bemis Co. ..................................            1,887           75,801
  Best Buy Co., Inc. .........................            7,424          471,572
  Big Lots, Inc. .............................            3,999           54,706
  Biogen, Inc. ...............................            5,301          288,162
  Biomet, Inc. ...............................            6,333          304,364
  Black & Decker Corp. .......................            2,891          114,079
  Block (H. & R.), Inc. ......................            3,330          214,952
  BMC Software, Inc. .........................            8,711          196,346
  Boeing Co. .................................           30,933        1,719,875
  Boise Cascade Corp. ........................            2,067           72,696
  Boston Scientific Corp. ....................           14,233          241,961
  Bristol-Myers Squibb Co. ...................           68,912        3,604,098
  Broadcom Corp. Cl A ........................            9,223          394,375
  Broadvision Inc. ...........................            9,700           48,500
  Brown-Forman Corp. Cl B ....................            2,448          156,525
  Brunswick Corp. ............................            3,140           75,454
  Burlington Northern Santa Fe ...............           13,890          419,061
  Burlington Resources, Inc. .................            7,500          299,625
  Cabletron Systems, Inc. ....................            6,695          152,981
  Calpine Corp. ..............................           10,600          400,680
  Campbell Soup Co. ..........................           14,478          372,809
  Capital One Financial Corp. ................            7,389          443,340
  Cardinal Health, Inc. ......................           15,809        1,090,821
  Carnival Corp. .............................           20,778          637,885
  Caterpillar, Inc. ..........................           12,208          611,010
  Cendant Corp. ..............................           30,204          588,978
  Centex Corp. ...............................            2,144           87,368
  CenturyTel, Inc. ...........................            5,004          151,621
  Charles Schwab Corp. .......................           49,145          751,919
  Charter One Financial, Inc. ................            7,383          235,518
  Chevron Corp. ..............................           22,813        2,064,577
  Chiron Corp. ...............................            6,806          347,106
  Chubb Corp. ................................            6,247          483,705
  CIGNA Corp. ................................            5,310          508,804
  Cincinnati Financial Corp. .................            5,739          226,691
  CINergy Corp. ..............................            5,690          198,866
  Cintas Corp. ...............................            5,995          277,269
  Circuit City Group, Inc. ...................            7,376          132,768
  Cisco Systems, Inc. ........................          259,519        4,723,246
  Citigroup, Inc. ............................          178,377        9,425,441
  Citizens Communications Co. ................           10,118          121,720
  Citrix Systems, Inc. .......................            6,607          230,584
  Clear Channel Communications ...............           20,788        1,303,408
  Clorox Co. .................................            8,375          283,494
  CMS Energy Corp. ...........................            4,649          129,475
  Coca-Cola Co. ..............................           88,198        3,968,910
  Coca-Cola Enterprises, Inc. ................           14,897          243,566
  Colgate-Palmolive Co. ......................           19,894        1,173,547
  Comcast Corp. Cl A .........................           33,508        1,454,247
  Comerica, Inc. .............................            6,326          364,378
  Compaq Computer Corp. ......................           59,988          929,214
  Computer Associates Intl., Inc. ............           20,467          736,812
  Computer Sciences Corp. ....................            5,969          206,527
  Compuware Corp. ............................           12,989          181,716
  Comverse Technology Inc. ...................            6,067          346,426
  ConAgra Foods Inc. .........................           19,018          376,747
  Concord EFS, Inc. ..........................            8,472          440,629
  Conexant Systems, Inc. .....................            8,761           78,411
  Conoco, Inc. ...............................           22,173          640,800
  Conseco, Inc. ..............................           11,978          163,500
  Consolidated Edison, Inc. ..................            7,567          301,167
  Constellation Energy Group .................            5,777          246,100
  Convergys Corp. ............................            6,098          184,465

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                          Shares       Value
                                                         --------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Cooper Industries, Inc. ....................            3,326      $   131,676
  Cooper Tire & Rubber Co. ...................            2,640           37,488
  Coors (Adolph) Co. Cl B ....................            1,309           65,686
  Corning, Inc. ..............................           32,981          551,113
  Costco Wholesale Corp. .....................           15,944          654,980
  Countrywide Credit Industries ..............            4,199          192,650
  Crane Co. ..................................            2,162           67,022
  CSX Corp. ..................................            7,565          274,156
  Cummins Inc. ...............................            1,495           57,857
  CVS Corp. ..................................           13,921          537,351
  Dana Corp. .................................            5,318          124,122
  Danaher Corp. ..............................            5,057          283,192
  Darden Restaurants, Inc. ...................            4,243          118,380
  Deere & Co. ................................            8,363          316,540
  Dell Computer Corp. ........................           92,227        2,456,005
  Delphi Automotive Systems Corp. ............           19,937          317,596
  Delta Air Lines, Inc. ......................            4,369          192,586
  Deluxe Corp. ...............................            2,581           74,591
  Devon Energy Corp. .........................            4,511          236,828
  Dillard's Inc. Cl A ........................            3,015           46,039
  Disney (Walt) Co. ..........................           74,106        2,140,922
  Dollar General Corp. .......................           11,744          229,008
  Dominion Resources, Inc. ...................            8,772          527,460
  Donnelley (R.R.) & Sons Co. ................            4,163          123,641
  Dover Corp. ................................            7,245          272,774
  Dow Chemical Co. ...........................           31,860        1,059,345
  Dow Jones & Co., Inc. ......................            3,062          182,832
  DTE Energy Co. .............................            5,844          271,395
  Du Pont (E.I.) de Nemours & Co. ............           36,977        1,783,770
  Duke Energy Corp. ..........................           27,371        1,067,743
  Dynergy, Inc. ..............................           11,490          534,285
  Eastman Chemical Co. .......................            2,737          130,363
  Eastman Kodak Co. ..........................           10,285          480,104
  Eaton Corp. ................................            2,490          174,549
  Ecolab, Inc. ...............................            4,515          184,980
  Edison International .......................           11,599          129,329
  El Paso Corp. ..............................           18,055          948,610
  Electronic Data Systems Corp. ..............           16,619        1,038,688
  EMC Corp. ..................................           78,251        2,273,192
  Emerson Electric Co. .......................           15,228          921,294
  Engelhard Corp. ............................            4,538          117,035
  Enron Corp. ................................           26,537        1,300,313
  Entergy Corp. ..............................            7,826          300,440
  EOG Resources, Inc. ........................            4,139          147,141
  Equifax, Inc. ..............................            5,038          184,794
  Exelon Corp. ...............................           11,322          725,967
  Exxon Mobil Corp. ..........................          122,327       10,685,263
  Fannie Mae .................................           35,469        3,020,185
  Federated Department Stores ................            7,058          299,965
  FedEx Corp. ................................           10,887          437,657
  Fifth Third Bancorp ........................           20,406        1,225,380
  First Data Corp. ...........................           13,891          892,497
  First Union Corp. ..........................           34,824        1,216,751
  FirstEnergy Corp. ..........................            8,014          257,730
  Fiserv, Inc. ...............................            4,404          281,768
  FleetBoston Financial Corp. ................           38,404        1,515,038
  Fluor Corp. ................................            2,810          126,872
  FMC Corp. ..................................            1,084           74,319
  Ford Motor Co. .............................           64,874        1,592,657
  Forest Laboratories, Inc. ..................            6,241          443,111
  Fortune Brands, Inc. .......................            5,497          210,865
  FPL Group, Inc. ............................            6,236          375,470
  Franklin Resources, Inc. ...................            9,415          430,925
  Freddie Mac ................................           24,558        1,719,060
  Freeport-McMoran Copper Cl B ...............            5,104           56,399
  Gannett Co., Inc. ..........................            9,385          618,472
  Gap, Inc. ..................................           30,476          883,804
  Gateway, Inc. ..............................           11,481          188,862
  General Dynamics Corp. .....................            7,063          549,572
  General Electric Co. .......................          352,210       17,170,238
  General Mills, Inc. ........................           10,046          439,814
  General Motors Corp. .......................           19,475        1,253,216
  Genuine Parts Co. ..........................            6,152          193,788
  Georgia-Pacific (Timber Group) .............            8,030          271,816
  Gillette Co. ...............................           37,482        1,086,603
  Global Crossing Ltd. .......................           31,484          272,022
  Golden West Financial Corp. ................            5,645          362,635
  Goodrich Corporation .......................            3,621          137,526
  Goodyear Tire & Rubber Co. .................            5,591          156,548
  GPU, Inc. ..................................            4,330          152,200
  Grainger (W.W.), Inc. ......................            3,373          138,833
  Great Lakes Chemical Corp. .................            1,786           55,098
  Guidant Corp. ..............................           10,934          393,624
  Halliburton Co. ............................           15,214          541,618
  Harley-Davidson, Inc. ......................           10,723          504,839
  Harrah's Entertainment, Inc. ...............            4,155          146,672
  Hartford Financial Svcs Gp., Inc. ..........            8,393          574,081
  Hasbro, Inc. ...............................            6,142           88,752
  HCA, Inc. ..................................           19,060          861,321
  HealthSouth Corp. ..........................           13,731          219,284
  Heinz (H.J.) Co. ...........................           12,372          505,891
  Hercules, Inc. .............................            3,838           43,369
  Hershey Food Corp. .........................            4,901          302,441
  Hewlett-Packard Co. ........................           68,889        1,970,225
  Hilton Hotels Corp. ........................           13,095          151,902
  Home Depot, Inc. ...........................           82,747        3,851,873
  Homestake Mining Co. .......................            9,309           72,145
  Honeywell International, Inc. ..............           28,696        1,004,073
  Household International, Inc. ..............           16,446        1,096,948
  Humana, Inc. ...............................            5,992           59,021
  Huntington Bancshares, Inc. ................            8,950          146,333
  Illinois Tool Works, Inc. ..................           10,749          680,412
  IMS Health, Inc. ...........................           10,440          297,540
  Inco Ltd. ..................................            6,486          111,948
  Ingersoll Rand Co. .........................            5,670          233,604
  Intel Corp. ................................          238,458        6,974,897
  International Paper Co. ....................           17,112          610,898
  Interpublic Group of Cos., Inc. ............           13,300          390,355
  Intl. Business Machines Corp. ..............           61,606        6,961,478
  Intl. Flavors & Fragrances .................            3,397           85,367
  Intuit, Inc. ...............................            7,335          293,327
  ITT Industries, Inc. .......................            3,137          138,812
  J.P. Morgan Chase & Co. ....................           70,392        3,139,483
  Jabil Circuit, Inc. ........................            6,769          208,891
  JDS Uniphase Corp. .........................           46,672          595,068
  Jefferson-Pilot Corp. ......................            5,394          260,638
  John Hancock Financial Services ............           10,921          439,679
  Johnson & Johnson ..........................          107,314        5,365,737
  Johnson Controls, Inc. .....................            3,060          221,758
  KB Home ....................................            1,522           45,919
  Kellogg Co. ................................           14,476          419,804
  Kerr-McGee Corp. ...........................            3,360          222,667
  KeyCorp ....................................           15,136          394,293
  Keyspan Corporation ........................            4,775          174,192
  Kimberly Clark Corp. .......................           18,871        1,054,889
  Kinder Morgan, Inc. ........................            4,133          207,683
  King Pharmaceuticals Inc. ..................            6,078          326,693
  KLA Tencor Corp. ...........................            6,639          388,182
  Kmart Corp. ................................           17,372          199,257
  Knight-Ridder, Inc. ........................            2,608          154,654

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Kohl's Corp. .............................            11,731       $   735,886
  Kroger Co. ...............................            28,747           718,675
  Legget & Platt ...........................             7,028           154,827
  Lehman Brothers Holdings, Inc. ...........             8,740           679,535
  Lexmark Int'l, Inc. ......................             4,615           310,359
  Lilly (Eli) & Co. ........................            39,851         2,948,974
  Limited, Inc. ............................            15,127           249,898
  Lincoln National Corp. ...................             6,660           344,655
  Linear Technology Corp. ..................            11,259           497,873
  Liz Claiborne, Inc. ......................             1,842            92,929
  Lockheed Martin Corp. ....................            15,400           570,570
  Loews Corp. ..............................             7,042           453,716
  Louisiana-Pacific Corp. ..................             3,718            43,612
  Lowe's Companies, Inc. ...................            13,644           989,872
  LSI Logic Corp. ..........................            12,753           239,756
  Lucent Technologies ......................           120,764           748,737
  Manor Care, Inc. .........................             3,732           118,491
  Marriott International, Inc. .............             8,553           404,899
  Marsh & McLennan Cos., Inc. ..............             9,780           987,780
  Masco Corp. ..............................            16,306           406,998
  Mattel, Inc. .............................            15,192           287,433
  Maxim Integrated Products, Inc ...........            11,641           514,649
  May Department Stores Co. ................            10,602           363,225
  Maytag Corp. .............................             2,698            78,943
  MBIA, Inc. ...............................             5,266           293,211
  MBNA Corp. ...............................            30,278           997,660
  McDermott International, Inc. ............             2,149            25,036
  McDonald's Corp. .........................            45,858         1,240,917
  McGraw-Hill Cos., Inc. ...................             6,940           459,081
  McKesson HBOC, Inc. ......................            10,072           373,873
  Mead Corp. ...............................             3,578            97,107
  Medimmune, Inc. ..........................             7,544           356,077
  Medtronic, Inc. ..........................            42,856         1,971,805
  Mellon Financial Corp. ...................            16,921           778,366
  Merck & Co., Inc. ........................            81,306         5,196,266
  Mercury Interactive Corp. ................             2,841           170,176
  Meredith Corp. ...........................             1,812            64,888
  Merrill Lynch & Co., Inc. ................            29,761         1,763,339
  MetLife Inc. .............................            26,584           823,572
  MGIC Investment Corp. ....................             3,775           274,216
  Micron Technology, Inc. ..................            21,075           866,183
  Microsoft Corp. ..........................           190,840        13,931,300
  Millipore Corp. ..........................             1,646           102,019
  Minnesota Mining & Mfg. Co. ..............            14,020         1,599,681
  Mirant Corp. .............................            12,030           413,832
  Molex Inc., Cl A .........................             7,018           256,368
  Moody's Corp. ............................             5,584           187,064
  Morgan Stanley Dean Witter ...............            39,458         2,534,387
  Motorola, Inc. ...........................            77,873         1,289,577
  Nabors Industries, Inc. ..................             5,204           193,589
  National City Corp. ......................            21,301           655,645
  National Semiconductor Corp. .............             6,187           180,165
  National Service Industries ..............             1,471            33,200
  Navistar International Corp. .............             2,109            59,326
  NCR Corp. ................................             3,392           159,424
  Network Appliance, Inc. ..................            11,543           158,139
  New York Times Co. Cl A ..................             5,646           237,132
  Newell Rubbermaid, Inc. ..................             9,512           238,751
  Newmont Mining Corp. .....................             6,931           128,986
  Nextel Communications, Inc. ..............            27,053           473,428
  Niagara Mohawk Holdings, Inc. ............             5,711           101,028
  Nicor, Inc. ..............................             1,662            64,785
  NIKE, Inc. Cl B ..........................             9,606           403,356
  NiSource, Inc. ...........................             7,276           198,853
  Noble Drilling Corp. .....................             4,773           156,316
  Nordstrom, Inc. ..........................             4,757            88,242
  Norfolk Southern Corp. ...................            13,669           282,948
  Nortel Networks Corp. ....................           113,007         1,027,234
  Northern Trust Corp. .....................             7,938           496,125
  Northrop Grumman Corp. ...................             2,946           235,975
  Novell, Inc. .............................            11,280            64,183
  Novellus Systems, Inc. ...................             4,998           283,836
  Nucor Corp. ..............................             2,768           135,328
  Occidental Petroleum Corp. ...............            13,154           349,765
  Office Depot, Inc. .......................            10,590           109,924
  Omnicom Group, Inc. ......................             6,568           564,848
  Oneok, Inc. ..............................             2,088            41,134
  Oracle Corp. .............................           199,048         3,781,912
  PACCAR, Inc. .............................             2,733           140,531
  Pactiv Corp. .............................             5,618            75,281
  Pall Corp. ...............................             4,417           103,932
  Palm, Inc. ...............................            20,111           122,074
  Parametric Technology Corp. ..............             9,440           132,066
  Parker Hannifin Corp. ....................             4,139           175,659
  Paychex, Inc. ............................            13,227           529,080
  Penney (J.C.) Co., Inc. ..................             9,308           245,359
  Peoples Energy Corp. .....................             1,285            51,657
  Peoplesoft, Inc. .........................            10,424           513,174
  Pepsi Bottling Group Inc. ................             5,029           201,663
  PepsiCo, Inc. ............................            51,909         2,294,378
  Perkinelmer, Inc. ........................             3,502            96,906
  Pfizer, Inc. .............................           223,843         8,964,912
  PG & E Corp. .............................            13,732           153,798
  Pharmacia Corp. ..........................            46,130         2,119,674
  Phelps Dodge Corp. .......................             2,811           116,657
  Phillip Morris Cos., Inc. ................            77,996         3,958,297
  Phillips Petroleum Co. ...................             9,061           516,477
  Pinnacle West Capital Corp. ..............             3,027           143,480
  Pitney Bowes, Inc. .......................             8,751           368,592
  Placer Dome, Inc. ........................            11,644           114,111
  PNC Financial Services Group .............            10,248           674,216
  Potlatch Corp. ...........................             1,052            36,199
  Power-One, Inc. ..........................             2,790            46,426
  PPG Industries, Inc. .....................             5,999           315,367
  PPL Corporation ..........................             5,186           285,230
  Praxair, Inc. ............................             5,625           264,375
  Proctor & Gamble Co. .....................            45,924         2,929,951
  Progress Energy, Inc. ....................             7,306           328,186
  Progressive Corp. of Ohio ................             2,606           352,305
  Providian Financial Corp. ................            10,168           601,946
  Public Svc. Enterprise Group .............             7,374           360,589
  Pulte Homes Inc. .........................             1,475            62,879
  QlLogic Corporation ......................             3,273           210,945
  Quaker Oats Co. ..........................             4,672           426,320
  Qualcomm, Inc. ...........................            26,762         1,565,042
  Quintiles Transnational Corp. ............             4,154           104,889
  Qwest Communications Intl ................            58,875         1,876,346
  RadioShack Corp. .........................             6,665           203,283
  Ralston Purina Co. .......................            10,910           327,518
  Raytheon Co. .............................            12,603           334,610
  Reebok International Ltd. ................             2,029            64,827
  Regions Financial Corp. ..................             8,067           258,144
  Reliant Energy, Inc. .....................            10,466           337,110
  Robert Half Intl., Inc. ..................             6,219           154,791
  Rockwell Intl., Corp. ....................             6,473           246,751
  Rohm Haas Co. ............................             7,756           255,172
  Rowan Cos., Inc. .........................             3,322            73,416
  Royal Dutch Petroleum Co. (N.Y.) .........            76,034         4,430,501
  Ryder System, Inc. .......................             2,122            41,591
  Sabre Group Holdings, Inc. ...............             4,712           235,600

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                        Shares         Value
                                                       --------     -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Safeco Corp. .............................             4,555      $    134,373
  Safeway, Inc. ............................            17,921           860,208
  Sanmina Corp. ............................            11,335           265,352
  Sapient Corp. ............................             4,314            42,062
  Sara Lee Corp. ...........................            27,910           528,615
  SBC Communications, Inc. .................           119,422         4,784,045
  Schering-Plough Corp. ....................            51,973         1,883,502
  Schlumberger, Ltd. .......................            20,298         1,068,690
  Scientific-Atlanta, Inc. .................             5,680           230,608
  Sealed Air Corp. .........................             2,986           111,229
  Sears Roebuck & Co. ......................            11,648           492,827
  Sempra Energy ............................             7,317           200,047
  Sherwin-Williams Co. .....................             5,555           123,321
  Siebel Systems, Inc. .....................            16,067           753,542
  Sigma-Aldrich Corp. ......................             2,744           105,973
  Snap-On, Inc. ............................             2,119            51,195
  Solectron Corp. ..........................            23,163           423,883
  Southern Co. .............................            24,290           564,743
  SouthTrust Corp. .........................            12,010           312,260
  Southwest Airlines Co. ...................            26,922           497,788
  Sprint Corp. (Fon Group) .................            31,500           672,840
  Sprint Corp. (PCS Group) .................            33,144           800,428
  St. Jude Medical, Inc. ...................             2,988           179,280
  St. Paul Companies, Inc. .................             7,603           385,396
  Stanley Works ............................             3,027           126,771
  Staples, Inc. ............................            16,169           258,542
  Starbucks Corp. ..........................            13,480           310,040
  Starwood Hotels & Resorts ................             7,047           262,712
  State Street Corp. .......................            11,478           568,046
  Stillwell Financial Inc. .................             7,777           260,996
  Stryker Corp .............................             6,924           379,781
  Sun Microsystems, Inc. ...................           115,481         1,815,361
  Sunoco, Inc. .............................             3,020           110,623
  Suntrust Banks, Inc. .....................            10,354           670,732
  Supervalu, Inc. ..........................             4,689            82,292
  Symbol Technologies, Inc. ................             8,033           178,333
  Synovus Financial Corp. ..................            10,215           320,547
  Sysco Corp. ..............................            23,847           647,446
  T. Rowe Price Group, Inc. ................             4,316           161,375
  Target Corp. .............................            31,842         1,101,733
  Tektronix, Inc. ..........................             3,325            90,274
  Tellabs, Inc. ............................            14,510           279,753
  Temple-Inland, Inc. ......................             1,748            93,151
  Tenet Healthcare Corp. ...................            11,399           588,074
  Teradyne, Inc. ...........................             6,177           204,459
  Texaco, Inc. .............................            19,556         1,302,430
  Texas Instruments, Inc. ..................            61,517         1,937,786
  Textron, Inc. ............................             5,051           278,007
  Thermo Electron Corp. ....................             6,399           140,906
  Thomas & Betts Corp. .....................             2,088            46,082
  Tiffany & Co. ............................             5,162           186,968
  Timken Co. ...............................             2,180            36,929
  TJX Companies, Inc. ......................            10,000           318,700
  TMP Worldwide, Inc. ......................             3,823           225,978
  Torchmark Corp. ..........................             4,448           178,854
  Tosco Corp. ..............................             5,473           241,086
  Toys R Us, Inc. ..........................             7,010           173,498
  Transocean Sedco Forex, Inc. .............            11,251           464,104
  Tribune Co. ..............................            10,582           423,386
  Tricon Global Restaurants Inc. ...........             5,267           231,221
  TRW, Inc. ................................             4,380           179,580
  Tupperware Corp. .........................             2,086            48,875
  TXU Corp. ................................             9,174           442,095
  Tyco International Ltd. ..................            68,669         3,742,448
  Unilever N.V. (N.Y.) .....................            20,267         1,207,305
  Union Pacific Corp. ......................             8,846           485,734
  Union Planters Corp. .....................             4,937           215,253
  Unisys Corp. .............................            11,230           165,193
  United Technologies Corp. ................            16,668         1,221,098
  UnitedHealth Group Inc. ..................            11,332           699,751
  Univision Communications, Inc. ...........             7,347           314,305
  Unocal Corp. .............................             8,676           296,285
  UNUMProvident Corp. ......................             8,590           275,911
  US Airways Group Inc. ....................             2,376            57,737
  US Bancorp ...............................            67,570         1,539,920
  USA Education Inc. .......................             5,832           425,736
  UST, Inc. ................................             5,787           167,013
  USX-Marathon Group .......................            10,942           322,898
  USX-U.S. Steel Group .....................             3,196            64,399
  V F Corp. ................................             3,971           144,465
  Veritas Software Corp. ...................            14,092           937,541
  Verizon Communications ...................            95,947         5,133,165
  Viacom, Inc. Cl B ........................            63,122         3,266,564
  Visteon Corp. ............................             4,634            85,173
  Vitesse Semiconductor Corp. ..............             6,502           136,802
  Vulcan Materials Co. .....................             3,609           193,984
  Wachovia Corp. ...........................             7,442           529,498
  Walgreen Co. .............................            36,077         1,232,030
  Wal-Mart Stores, Inc. ....................           158,533         7,736,410
  Washington Mutual, Inc. ..................            31,045         1,165,740
  Waste Management, Inc. ...................            22,174           683,403
  Watson Pharmaceuticals, Inc. .............             3,655           225,294
  Wellpoint Health Networks Inc. ...........             2,213           208,553
  Wells Fargo & Company ....................            60,762         2,821,180
  Wendy's International, Inc. ..............             4,060           103,692
  Westvaco Corp. ...........................             3,624            88,027
  Weyerhaeuser Co. .........................             7,711           423,874
  Whirlpool Corp. ..........................             2,365           147,813
  Willamette Industries, Inc. ..............             3,960           196,020
  Williams Cos., Inc. ......................            17,165           565,587
  Winn-Dixie Stores, Inc. ..................             5,018           131,120
  Worldcom Inc.-- Worldcom Group ...........           102,406         1,531,994
  Worthington Industries, Inc. .............             3,079            41,874
  Wrigley (Wm.) Jr. Co. ....................             8,020           375,737
  Xcel Energy, Inc. ........................            12,169           346,208
  Xerox Corp. ..............................            24,618           235,594
  Xilinx, Inc. .............................            11,698           482,426
  Yahoo!, Inc. .............................            20,102           401,839
  Zions Bancorporation .....................             3,266           192,694
                                                                    ------------
TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $241,939,019) 56.7% ...............                        $391,206,887
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                 Discount                Face
                                   Rate    Maturity     Amount         Value
                                 --------  --------   ----------   ------------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.2%)
   U.S. Treasury Bill(a) ........  3.40%   09/20/01   $   500,000  $    495,881
   U.S. Treasury Bill(a) ........  3.64    08/09/01       500,000       497,968
                                                                   ------------
                                                                        993,849
                                                                   ------------

COMMERCIAL PAPER (1.7%)
   SBC Communications Inc. ......  4.15    07/02/01    12,000,000    11,997,233
                                                                   ------------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $12,991,320) 1.9% ....................................     12,991,082
                                                                   ------------

TOTAL INDEXED ASSETS
   (Cost: $254,930,339) 58.6% ..................................   $404,197,969
                                                                   ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2001:

                                                   Expiration    Underlying Face   Unrealized
                                                      Date       Amount at Value   Gain/(Loss)
                                                 --------------  ---------------  -----------
PURCHASED
   43 S&P 500 Stock Index Futures Contracts ...  September 2001   $13,240,775       $74,420
                                                                  ===========       =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.9%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.1%)
  Air Products & Chemicals, Inc. ...........            33,800       $ 1,546,350
  Cabot Corp. ..............................            43,640         1,571,913
  Du Pont (E.I.) de Nemours & Co. ..........            28,700         1,384,488
  Newmont Mining Corp. .....................            51,610           960,462
  OM Group Inc. ............................            15,480           870,750
  TETRA Techonologies Inc.* ................            51,610         1,261,865
                                                                     -----------
                                                                       7,595,828
                                                                     -----------
CONSUMER, CYCLICAL (4.2%)
  Abercrombie & Fitch Co. Cl A* ............            15,700           698,650
  Adelphia Communications Cl A* ............            28,780         1,179,980
  American Eagle Outfitters* ...............            13,450           473,978
  AOL Time Warner Inc.* ....................            20,300         1,075,900
  Applebees Intl., Inc. ....................             7,950           254,400
  Barnes & Noble, Inc.* ....................            62,600         2,463,310
  BEBE Stores Inc.* ........................            29,490           859,928
  Blyth, Inc. ..............................            21,850           561,764
  Brunswick Corp. ..........................            38,710           930,201
  California Pizza Kitchen Inc.* ...........            17,600           409,200
  CBRL Group, Inc. .........................            55,970           948,692
  CEC Entertainment, Inc.* .................            13,350           658,823
  Clear Channel Communications* ............            17,200         1,078,440
  Coach Inc.* ..............................            16,600           631,630
  Comcast Corp. Cl A* ......................            16,430           713,062
  Constellation Brands Inc.* ...............            13,340           546,940
  Cox Radio, Inc.* .........................            39,240         1,092,834
  Dress Barn, Inc.* ........................            31,560           717,990
  Duane Reade, Inc.* .......................            13,315           432,738
  Family Dollar Stores, Inc. ...............            26,000           666,380
  J. Jill Group Inc.* ......................            56,020         1,134,405
  Lee Enterprises ..........................            43,000         1,419,000
  Mattel, Inc.* ............................           116,100         2,196,612
  Omnicom Group, Inc. ......................            18,400         1,582,400
  Orient Express Hotels Ltd.* ..............            32,150           708,908
  Rent-A-Center, Inc.* .....................             6,000           315,600
  Ruby Tuesday Inc. ........................            33,300           569,430
  Strayer Education Inc. ...................             7,500           365,625
  The Cheesecake Factory, Inc.* ............            43,500         1,231,050
  Toll Brothers, Inc.* .....................             9,000           353,790
  Tricon Global Restaurants Inc. ...........            22,300           978,970
  Tweeter Home Entmt. Group, Inc. ..........             9,600           338,880
  Univision Communications, Inc. ...........            15,700           671,646
  Westwood One, Inc.* ......................             8,500           313,225
  Yankee Candle Company Inc.* ..............             9,100           172,809
                                                                     -----------
                                                                      28,747,190
                                                                     -----------
CONSUMER, NON-CYCLICAL (0.4%)
  Career Education Corp.* ..................            14,500           868,550
  Church & Dwight ..........................            20,400           519,180
  Corinthian Colleges, Inc.* ...............            24,000         1,129,680
  Resources Connection Inc.* ...............            13,400           346,256
                                                                     -----------
                                                                       2,863,666
                                                                     -----------
ENERGY (1.9%)
  Arch Coal Inc. ...........................            53,310         1,379,130
  Conoco, Inc. .............................            23,500           679,150
  CONSOL Energy, Inc. ......................            34,070           861,971
  Grey Wolf Inc.* ..........................           158,075           632,300
  Hexcel Corp.* ............................            76,360           973,590
  Horizon Offshore Inc.* ...................            10,650           143,775
  Lyondell Petrochemical Co. ...............            74,820         1,150,732
  Mitchell Energy & Dev. Corp. .............            24,700         1,142,375
  Murphy Oil Corp. .........................             9,480           697,728
  National-Oilwell Inc.* ...................            36,140           968,552
  Patterson-UTI Energy, Inc.* ..............            38,980           696,573
  Peabody Energy Corp.* ....................             2,600            85,150
  Pioneer Natural Resources Co.* ...........            90,320         1,539,956
  Smith International, Inc.* ...............             9,250           554,075
  Spinnaker Expl. Co.* .....................            21,450           854,997
  St. Mary Land & Exploration ..............             8,800           205,568
  Swift Enegry Co.* ........................             8,050           242,547
  Westport Resources Corp.* ................            28,290           594,090
                                                                     -----------
                                                                      13,402,259
                                                                     -----------
FINANCIAL (7.6%)
  Affiliated Managers Group* ...............            10,350           636,525
  Aflac, Inc. ..............................            22,000           692,780
  Allstate Corp. ...........................            40,200         1,768,398
  American Int'l. Group, Inc. ..............            40,762         3,505,532
  Amsouth Bancorporation ...................            62,660         1,158,583
  Annuity & Life Re Holdings ...............            47,370         1,693,478
  Astoria Financial Corp. ..................            23,420         1,288,100
  Bank of America Corp. ....................            37,500         2,251,125
  Banknorth Group, Inc. ....................           117,020         2,650,503
  Boston Private Finl. Holdings ............             9,000           201,600
  Citigroup, Inc. ..........................           107,866         5,699,640
  Compass Bancshares Inc. ..................            14,300           378,950
  Cullen/Frost Bankers, Inc. ...............            37,090         1,255,497
  Federated Investors Inc. .................            29,950           964,390
  First Midwest Bancorp ....................            62,020         1,838,893
  HCC Insurance Holdings Inc. ..............            51,610         1,264,445
  Hudson United Bancorp ....................            33,640           857,820
  Investors Financial Services .............            11,800           790,600
  Jefferson-Pilot Corp. ....................            34,680         1,675,738
  MBNA Corp. ...............................            90,000         2,965,500
  Markel Corporation* ......................             3,600           707,400
  Marshall & Ilsley Corp. ..................            11,700           630,630
  Mercantile Bankshares Corp. ..............            21,630           846,382
  MGIC Investment Corp. ....................            10,000           726,400
  Morgan Stanley Dean Witter ...............            46,500         2,986,695
  National City Corp. ......................            24,100           741,798
  New York Community Bancorp, Inc. .........            19,575           736,999
  R & G Financial Corp. Cl B ...............            61,260           983,223
  Richmond County Finl. Corp. ..............            52,700         1,977,304
  Safeco Corp. .............................            48,800         1,439,600
  SEI Investments ..........................            16,570           785,418
  Southwest Bancorp of Texas* ..............            43,560         1,315,948
  Sterling Bancshares, Inc. ................            33,640           645,215
  Triad Guaranty* ..........................            42,840         1,713,600
  UCBH Holdings Inc. .......................            11,000           333,850
  Union Planters Corp. .....................            35,000         1,526,000
  Washington Mutual, Inc. ..................            19,900           747,245
                                                                     -----------
                                                                      52,381,804
                                                                     -----------
HEALTHCARE (4.7%)
  Accredo Health, Inc.* ....................            16,050           596,900
  Amerisource Health Corp. Cl A ............            27,700         1,531,810
  Apria Healthcare Group, Inc.* ............            56,300         1,624,255
  Barr Laboratories, Inc.* .................             8,850           623,129
  Biogen, Inc.* ............................            19,500         1,060,020
  Caremark RX Inc.* ........................            18,900           310,905
  Celgene Corp.* ...........................             2,800            80,780
  Charles River Laboratories Inc ...........            10,000           347,500
  CV Therapeutics Inc.* ....................             2,830           161,310
  Dentsply International, Inc. .............            22,620         1,003,197
  Digene Corp.* ............................             9,000           367,200
  Enzon, Inc.* .............................            15,900           993,750
  Express Scripts, Inc.* ...................            35,240         1,939,257
  Genzyme Corp. (Genl. Div)* ...............             4,498           274,378
  HCA, Inc. ................................            17,100           772,749
  IDEC Pharmaceuticals Corp.* ..............            10,800           731,052

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (CONTINUED)
  IMS Health, Inc. ...........................           30,800      $   877,800
  Intermmune Inc.* ...........................           13,800          491,556
  Invitrogen Corp.* ..........................            4,300          308,740
  Johnson & Johnson ..........................           14,000          700,000
  Laboratory Corp. of America* ...............           15,240        1,171,956
  Lifepoint Hospitals Inc.* ..................           37,820        1,674,670
  Ligand Pharmaceuticals Cl B* ...............           18,800          212,440
  Lilly (Eli) & Co. ..........................           40,000        2,960,000
  Merck & Co., Inc. ..........................           45,000        2,875,950
  Mid Atlantic Medical Svcs., Inc. ...........           40,000          717,200
  Orthodontic Centers of America .............           10,470          318,183
  OSI Pharmaceuticals, Inc.* .................            9,700          510,123
  Patterson Dental Co.* ......................           29,000          870,000
  Province Healthcare Co.* ...................           22,230          784,497
  Rehabcare Group Inc.* ......................           14,946          720,397
  Serono SA ..................................           60,000        1,497,000
  Specialty Laboratories* ....................            4,200          158,970
  Teva Pharmaceutical-Sp ADR .................           23,600        1,470,280
  Triad Hospitals, Inc.* .....................           30,140          888,226
  Universal Health Services Cl B .............           15,260          694,330
                                                                     -----------
                                                                      32,320,510
                                                                     -----------
INDUSTRIAL (8.6%)
  ABM Industries Inc. ........................           25,810          961,423
  Albany Molecular Research Inc.* ............           13,300          505,533
  Alexander & Baldwin, Inc. ..................           41,570        1,070,428
  Alliant TechSystems Inc.* ..................           21,510        1,933,749
  Ameren Corp. ...............................           13,170          562,359
  Aquila Inc.* ...............................           10,300          253,895
  BISYS Group, Inc.* .........................           14,200          837,800
  Borg-Warner, Inc. ..........................           15,480          768,118
  Brooks Automation Inc.* ....................            5,700          262,770
  Cal Dive International, Inc.* ..............           25,810          634,926
  Cambrex Corp ...............................           30,520        1,543,702
  Carbo Ceramics Inc. ........................           10,320          382,356
  Chicago Bridge & Iron N.V.-(N.Y.)  .........           36,130        1,223,001
  Concord EFS, Inc.* .........................           13,200          686,532
  Corporate Executive Board Co.* .............           21,485          902,370
  Covenant Transport, Inc. Cl A* .............           87,170        1,085,267
  D.R. Horton, Inc. ..........................           12,550          284,885
  Dal-Tile International Inc.* ...............           34,500          639,975
  DuPont Photomasks, Inc.* ...................           10,807          521,438
  Eclipsys Corp.* ............................            6,800          191,080
  Education Management Corp. .................           42,925        1,719,146
  EMCOR Group Inc.* ..........................           25,810          933,032
  Engelhard Corp. ............................           25,810          665,640
  Exar Corp.* ................................           14,900          294,424
  Expeditors Int'l Wash., Inc. ...............           24,920        1,495,175
  FactSet Research Systems, Inc. .............           24,098          860,299
  FEI Company* ...............................            4,500          184,500
  First Horizon Pharmaceutical* ..............            9,000          288,900
  Flextronics International Ltd. .............           24,300          634,473
  Florida Rock Industries ....................           18,030          845,607
  FMC Corp.* .................................           10,320          707,539
  Foundry Networks* ..........................          210,000        4,195,800
  Goodrich Corporation .......................           20,550          780,489
  Granite Construction .......................           34,845          885,760
  Hydril Company* ............................           10,300          234,531
  Insight Communications Co.* ................           41,570        1,039,250
  Iron Mountain, Inc.* .......................           15,000          672,600
  Jacobs Engineering Group, Inc. .............           12,910          842,119
  Kaydon Corp. ...............................           28,390          728,204
  Keithley Instruments Inc. ..................           16,300          347,190
  Kirby Corp.* ...............................           56,380        1,389,767
  Landstar System, Inc.* .....................           21,950        1,493,039
  Lear Corp.* ................................           23,230          810,727
  Matixone Inc.* .............................           14,750          342,053
  Mettler-Toledo International* ..............            8,800          380,600
  Millipore Corp. ............................           12,900          799,542
  Mobile Mini Inc.* ..........................           47,110        1,553,688
  Mohawk Industries, Inc.* ...................           24,200          851,840
  Newport Corp. ..............................           27,250          722,125
  Omi Corp* ..................................          201,660        1,131,313
  Openwave Systems Inc.* .....................           10,800          374,760
  Pactiv Corp.* ..............................          118,620        1,589,508
  Photon Dynamics Inc.* ......................            6,100          164,700
  Pixelworks, Inc.* ..........................            2,800          100,072
  Quintiles Transnational Corp.* .............           64,000        1,616,000
  Research In Motion Ltd.* ...................           31,200        1,006,200
  Scios Nova, Inc.* ..........................           13,900          347,639
  Shaw Group Inc.* ...........................           25,850        1,036,585
  Shuffle Master Inc.* .......................            9,100          191,100
  Simplex Solutions Inc.* ....................           10,400          236,288
  Smurfit-Stone Container Corp.* .............           87,300        1,414,260
  Superior Industries Intl ...................           20,650          790,895
  Tecumseh Products Co. Cl A .................           27,400        1,356,300
  Teekay Shipping Corp.* .....................           37,010        1,481,140
  Teleflex, Inc. .............................           18,070          795,080
  United Technologies Corp. ..................           14,500        1,062,270
  Valspar Corp. ..............................           25,810          916,255
  Veritas DGC, Inc.* .........................           15,725          436,369
  Viewpoint Corporation* .....................           20,000          170,000
  Waste Connections Inc.* ....................           38,710        1,393,560
                                                                     -----------
                                                                      59,559,960
                                                                     -----------
TECHNOLOGY (9.2%)
  Advanced Energy Industries* ................            9,800          404,446
  Advanced Micro Devices, Inc.* ..............           11,900          343,672
  Advent Software, Inc.* .....................           10,800          685,800
  Applied Materials, Inc.* ...................           91,400        4,487,740
  Applied Micro Circuits, Corp.* .............           60,000        1,032,000
  Atmel Corp.* ...............................          217,400        2,932,726
  Autodesk, Inc. .............................           46,680        1,741,164
  Aviron* ....................................           11,770          670,890
  Avocent Corp.* .............................            3,800           86,450
  Brocade Communication Sys.* ................           88,000        3,871,120
  Cerner Corp.* ..............................            5,200          218,400
  Ciena Corp.* ...............................           79,000        3,002,000
  Cirrus Logic, Inc.* ........................           13,700          315,511
  Cisco Systems, Inc.* .......................          369,800        6,730,360
  Cytyc Corp.* ...............................           26,700          615,435
  DDI Corp.* .................................           19,200          384,000
  Dell Computer Corp.* .......................           17,700          471,351
  Digital Lightwave, Inc.* ...................            7,450          275,352
  Elantec Semiconductor Inc.* ................            3,900          131,781
  EMC Corp.* .................................          100,000        2,905,000
  Exult Inc.* ................................           45,200          770,660
  Global Power Equipment Group* ..............            8,700          254,910
  Information Corp.* .........................           14,400          249,984
  Integrated Circuit Systems Inc .............           41,450          795,840
  Intl. Business Machines Corp. ..............            9,300        1,050,900
  JDS Uniphase Corp.* ........................          225,000        2,868,750
  Juniper Networks Inc.* .....................           95,000        2,954,500
  Linear Technology Corp. ....................           98,850        4,371,147
  Manugistics Group, Inc.* ...................           20,000          502,000
  Maxim Integrated Products, Inc .............           91,400        4,040,794
  Mercury Interactive Corp.* .................           12,850          769,715
  Micromuse, Inc.* ...........................           12,300          344,277

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
  Microsoft Corp.* ...........................           31,500     $  2,299,451
  Netegrity Inc.* ............................           12,600          378,000
  Photronics, Inc.* ..........................            9,800          251,468
  Plexus Corp.* ..............................           18,300          603,900
  Renaissance Learning Inc.* .................           13,100          662,729
  Speechworks Intl. Inc.* ....................           21,600          339,120
  Sonus Networks Inc.* .......................           27,100          633,056
  Sungard Data Sys. Inc.* ....................           65,420        1,963,254
  Synopsys, Inc.* ............................           11,300          546,807
  Varian Semiconductor Equip.* ...............           13,850          581,700
  Veritas Software Corp.* ....................           45,000        2,993,850
  Xilinx, Inc.* ..............................           48,200        1,987,768
                                                                    ------------
                                                                      63,519,778
                                                                    ------------
TELECOMMUNICATIONS (0.7%)
  Oni System Inc.* ...........................           58,500        1,632,150
  Qwest Communications Intl ..................           33,800        1,077,206
  SBC Communications, Inc. ...................            5,480          219,529
  Verizon Communications .....................           30,260        1,618,910
                                                                    ------------
                                                                       4,547,795
                                                                    ------------
UTILITIES (0.1%)
  Public Svc. Enterprise Group ...............            7,840          383,376
                                                                    ------------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
  (Cost: $245,507,150) 38.5% .................                      $265,322,166
                                                                    ============

----------
* Non-income producing security.

                                                                              Face
                                                         Rate    Maturity     Amount         Value
                                                        ------   --------   ----------   ------------
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
AGENCIES (1.5%)
   Farmer Mac .................................         3.76%    07/13/01   $1,000,000   $    998,634
   Federal Farm Credit Corp. ..................         3.65     08/03/01    1,000,000        996,552
   Federal Home Loan Bank .....................         3.80     07/06/01    1,000,000        999,361
   Federal Home Loan Bank .....................         3.51     07/25/01    1,500,000      1,496,338
   Federal Home Loan Bank .....................         3.65     07/25/01    1,000,000        997,456
   Federal Home Loan Bank .....................         3.60     08/01/01    2,000,000      1,993,599
   Federal Home Loan Bank .....................         3.60     08/29/01    3,000,000      2,981,426
                                                                                         ------------
                                                                                           10,463,366
                                                                                         ------------
COMMERCIAL PAPER (1.4%)
   Duke Energy Corporation ....................         4.12     07/02/01    8,980,000      8,977,944
   Enron Funding Group ........................         4.20     07/02/01      460,000        459,893
                                                                                         ------------
                                                                                            9,437,837
                                                                                         ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
   (Cost: $19,901,773) 2.9% ..........................................................     19,901,203
                                                                                         ------------
TOTAL ACTIVE ASSETS
   (Cost: $265,408,923) 41.4% ........................................................    285,223,369
                                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $520,339,262) 100.0% .......................................................   $689,421,338
                                                                                         ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------

COMMON STOCKS:
  Abbott Laboratories ......................            63,950       $ 3,070,240
  ADC Telecommunications, Inc. .............            32,225           212,685
  Adobe Systems, Inc. ......................             9,932           466,804
  Advanced Micro Devices, Inc. .............            14,125           407,930
  AES Corp. ................................            21,937           944,388
  Aetna, Inc. ..............................             5,866           151,753
  Aflac, Inc. ..............................            21,680           682,703
  Agilent Technologies, Inc. ...............            18,856           612,820
  Air Products & Chemicals, Inc. ...........             9,398           429,959
  Alberto-Culver Co. .......................             2,371            99,677
  Albertson's, Inc. ........................            16,698           500,773
  Alcan Inc. ...............................            13,137           552,017
  ALCOA, Inc. ..............................            35,588         1,402,167
  Allegheny Energy, Inc. ...................             5,138           247,909
  Allegheny Technologies, Inc. .............             3,322            60,095
  Allergan, Inc. ...........................             5,384           460,332
  Allied Waste Industries, Inc. ............             8,108           151,457
  Allstate Corp. ...........................            29,868         1,313,893
  Alltel Corp. .............................            12,926           791,847
  Altera Corp. .............................            15,946           462,434
  Ambac Financial Group, Inc. ..............             4,397           255,905
  Amerada Hess Corp. .......................             3,735           301,788
  Ameren Corp. .............................             5,724           244,415
  American Electric Power, Inc. ............            13,313           614,661
  American Express Co. .....................            54,550         2,116,540
  American General Corp. ...................            20,579           955,895
  American Greetings Corp. Cl A ............             2,638            29,018
  American Home Products Corp. .............            54,184         3,166,513
  American Int'l. Group, Inc. ..............            96,107         8,265,202
  American Power Conversion ................             8,002           126,032
  Amgen, Inc. ..............................            43,035         2,611,364
  AMR Corp. ................................             6,337           228,956
  Amsouth Bancorporation ...................            15,270           282,342
  Anadarko Petroleum Corp. .................            10,287           555,807
  Analog Devices, Inc. .....................            14,787           639,538
  Andrew Corp. .............................             3,313            61,125
  Anheuser-Busch Cos., Inc. ................            37,006         1,524,647
  AOL Time Warner Inc. .....................           182,673         9,681,669
  Aon Corp. ................................            10,797           377,895
  Apache Corp. .............................             5,171           262,428
  Apple Computer, Inc. .....................            14,298           332,429
  Applera Corp.-Applied Biosys .............             8,615           230,451
  Applied Materials, Inc. ..................            33,468         1,643,279
  Applied Micro Circuits, Corp. ............            12,389           213,091
  Archer-Daniels-Midland Co. ...............            26,059           338,767
  Ashland, Inc. ............................             2,886           115,729
  AT&T .....................................           142,258         3,129,676
  Autodesk, Inc. ...........................             2,222            82,881
  Automatic Data Processing, Inc ...........            25,737         1,279,129
  AutoZone, Inc. ...........................             4,617           173,138
  Avaya Inc. ...............................            11,680           160,016
  Avery Dennison Corp. .....................             4,545           232,022
  Avon Products, Inc. ......................             9,847           455,719
  Baker Hughes, Inc. .......................            13,839           463,607
  Ball Corp ................................             1,169            55,598
  Bank of America Corp. ....................            66,087         3,967,203
  Bank of New York Co., Inc. ...............            30,326         1,455,648
  Bank One Corp. ...........................            48,047         1,720,083
  Bard (C.R.), Inc. ........................             2,137           121,702
  Barrick Gold Corp. .......................            16,327           247,354
  Bausch & Lomb, Inc. ......................             2,247            81,431
  Baxter International, Inc. ...............            24,423         1,196,727
  BB & T Corp. .............................            16,791           616,230
  Bear Stearns Cos., Inc. ..................             4,331           255,399
  Becton Dickinson & Co. ...................            10,598           379,302
  Bed Bath & Beyond, Inc. ..................            11,808           354,240
  BellSouth Corp. ..........................            77,366         3,115,529
  Bemis Co. ................................             2,249            90,342
  Best Buy Co., Inc. .......................             8,583           545,192
  Big Lots, Inc. ...........................             4,602            62,955
  Biogen, Inc. .............................             6,184           336,162
  Biomet, Inc. .............................             7,409           356,077
  Black & Decker Corp. .....................             3,362           132,665
  Block (H. & R.), Inc. ....................             3,803           245,484
  BMC Software, Inc. .......................            10,130           228,330
  Boeing Co. ...............................            35,968         1,999,821
  Boise Cascade Corp. ......................             2,427            85,358
  Boston Scientific Corp. ..................            16,550           281,350
  Bristol-Myers Squibb Co. .................            80,129         4,190,747
  Broadcom Corp. Cl A ......................            10,724           458,558
  Broadvision Inc. .........................            11,279            56,395
  Brown-Forman Corp. Cl B ..................             2,809           179,607
  Brunswick Corp. ..........................             3,620            86,989
  Burlington Northern Santa Fe .............            16,214           489,176
  Burlington Resources, Inc. ...............             8,720           348,364
  Cabletron Systems, Inc. ..................             7,785           177,887
  Calpine Corp. ............................            12,330           466,074
  Campbell Soup Co. ........................            16,835           433,501
  Capital One Financial Corp. ..............             8,592           515,520
  Cardinal Health, Inc. ....................            18,382         1,268,358
  Carnival Corp. ...........................            24,165           741,866
  Caterpillar, Inc. ........................            14,152           708,308
  Cendant Corp. ............................            35,120           684,840
  Centex Corp. .............................             2,517           102,568
  CenturyTel, Inc. .........................             5,829           176,619
  Charles Schwab Corp. .....................            57,187           874,961
  Charter One Financial, Inc. ..............             8,524           271,916
  Chevron Corp. ............................            26,534         2,401,327
  Chiron Corp. .............................             7,916           403,716
  Chubb Corp. ..............................             7,304           565,549
  CIGNA Corp. ..............................             6,174           591,593
  Cincinnati Financial Corp. ...............             6,704           264,808
  CINergy Corp. ............................             6,648           232,348
  Cintas Corp. .............................             6,974           322,548
  Circuit City Group, Inc. .................             8,576           154,368
  Cisco Systems, Inc. ......................           301,760         5,492,032
  Citigroup, Inc. ..........................           207,327        10,955,159
  Citizens Communications Co. ..............            11,765           141,533
  Citrix Systems, Inc. .....................             7,634           266,427
  Clear Channel Communications .............            24,240         1,519,848
  Clorox Co. ...............................             9,733           329,462
  CMS Energy Corp. .........................             5,408           150,613
  Coca-Cola Co. ............................           102,554         4,614,930
  Coca-Cola Enterprises, Inc. ..............            17,363           283,885
  Colgate-Palmolive Co. ....................            23,132         1,364,557
  Comcast Corp. Cl A .......................            38,962         1,690,951
  Comerica, Inc. ...........................             7,388           425,549
  Compaq Computer Corp. ....................            69,637         1,078,677
  Computer Associates Intl., Inc ...........            23,810           857,160
  Computer Sciences Corp. ..................             6,980           241,508
  Compuware Corp. ..........................            15,106           211,333
  Comverse Technology Inc. .................             7,055           402,841
  ConAgra Foods Inc. .......................            22,149           438,772
  Concord EFS, Inc. ........................             9,850           512,299
  Conexant Systems, Inc. ...................            10,187            91,174
  Conoco, Inc. .............................            25,793           745,418
  Conseco, Inc. ............................            13,928           190,117
  Consolidated Edison, Inc. ................             8,770           349,046
  Constellation Energy Group ...............             6,743           287,252
  Convergys Corp. ..........................             7,121           215,410
  Cooper Industries, Inc. ..................             3,844           152,184
  Cooper Tire & Rubber Co. .................             3,024            42,941

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------
COMMON STOCKS: (CONTINUED)
  Coors (Adolph) Co. Cl B ..................             1,565       $    78,532
  Corning, Inc. ............................            38,349           640,812
  Costco Wholesale Corp. ...................            18,502           760,062
  Countrywide Credit Industries ............             4,811           220,729
  Crane Co. ................................             2,461            76,291
  CSX Corp. ................................             8,800           318,912
  Cummins Inc. .............................             1,757            67,996
  CVS Corp. ................................            16,210           625,706
  Dana Corp. ...............................             6,099           142,351
  Danaher Corp. ............................             5,896           330,176
  Darden Restaurants, Inc. .................             4,938           137,770
  Deere & Co. ..............................             9,719           367,864
  Dell Computer Corp. ......................           107,239         2,855,775
  Delphi Automotive Systems Corp ...........            23,139           368,604
  Delta Air Lines, Inc. ....................             5,083           224,059
  Deluxe Corp. .............................             2,960            85,544
  Devon Energy Corp. .......................             5,259           276,098
  Dillard's Inc. Cl A ......................             3,505            53,521
  Disney (Walt) Co. ........................            86,168         2,489,394
  Dollar General Corp. .....................            13,625           265,688
  Dominion Resources, Inc. .................            10,200           613,326
  Donnelley (R.R.) & Sons Co. ..............             4,840           143,748
  Dover Corp. ..............................             8,391           315,921
  Dow Chemical Co. .........................            37,024         1,231,048
  Dow Jones & Co., Inc. ....................             3,653           218,121
  DTE Energy Co. ...........................             6,796           315,606
  Du Pont (E.I.) de Nemours & Co. ..........            43,091         2,078,710
  Duke Energy Corp. ........................            31,826         1,241,532
  Dynergy, Inc. ............................            13,362           621,333
  Eastman Chemical Co. .....................             3,146           149,844
  Eastman Kodak Co. ........................            11,959           558,246
  Eaton Corp. ..............................             2,829           198,313
  Ecolab, Inc. .............................             5,252           215,174
  Edison International .....................            13,455           150,023
  El Paso Corp. ............................            20,993         1,102,972
  Electronic Data Systems Corp. ............            19,310         1,206,875
  EMC Corp. ................................            90,988         2,643,201
  Emerson Electric Co. .....................            17,757         1,074,299
  Engelhard Corp. ..........................             5,304           136,790
  Enron Corp. ..............................            30,762         1,507,338
  Entergy Corp. ............................             9,100           349,349
  EOG Resources, Inc. ......................             4,816           171,209
  Equifax, Inc. ............................             5,907           216,669
  Exelon Corp. .............................            13,167           844,268
  Exxon Mobil Corp. ........................           142,237        12,424,402
  Fannie Mae ...............................            41,243         3,511,841
  Federated Department Stores ..............             8,210           348,925
  FedEx Corp. ..............................            12,659           508,892
  Fifth Third Bancorp ......................            23,728         1,424,866
  First Data Corp. .........................            16,152         1,037,766
  First Union Corp. ........................            40,502         1,415,140
  FirstEnergy Corp. ........................             9,322           299,796
  Fiserv, Inc. .............................             5,121           327,642
  FleetBoston Financial Corp. ..............            44,655         1,761,641
  Fluor Corp. ..............................             3,268           147,550
  FMC Corp. ................................             1,299            89,059
  Ford Motor Co. ...........................            75,433         1,851,880
  Forest Laboratories, Inc. ................             7,255           515,105
  Fortune Brands, Inc. .....................             6,394           245,274
  FPL Group, Inc. ..........................             7,312           440,256
  Franklin Resources, Inc. .................            10,946           500,998
  Freddie Mac ..............................            28,555         1,998,850
  Freeport-McMoran Copper Cl B .............             5,935            65,582
  Gannett Co., Inc. ........................            10,930           720,287
  Gap, Inc. ................................            35,437         1,027,673
  Gateway, Inc. ............................            13,316           219,048
  General Dynamics Corp. ...................             8,285           644,656
  General Electric Co. .....................           409,538        19,964,978
  General Mills, Inc. ......................            11,684           511,526
  General Motors Corp. .....................            22,656         1,457,914
  Genuine Parts Co. ........................             7,154           225,351
  Georgia-Pacific (Timber Group) ...........             9,367           317,073
  Gillette Co. .............................            43,548         1,262,457
  Global Crossing Ltd. .....................            36,616           316,362
  Golden West Financial Corp. ..............             6,591           423,406
  Goodrich Corporation .....................             4,196           159,364
  Goodyear Tire & Rubber Co. ...............             6,539           183,092
  GPU, Inc. ................................             4,927           173,184
  Grainger (W.W.), Inc. ....................             3,866           159,125
  Great Lakes Chemical Corp. ...............             2,075            64,014
  Guidant Corp. ............................            12,657           455,652
  Halliburton Co. ..........................            17,690           629,764
  Harley-Davidson, Inc. ....................            12,527           589,771
  Harrah's Entertainment, Inc. .............             4,826           170,358
  Hartford Financial Svs Gp, Inc. ..........             9,764           667,858
  Hasbro, Inc. .............................             7,184           103,809
  HCA, Inc. ................................            22,162         1,001,501
  HealthSouth Corp. ........................            15,983           255,249
  Heinz (H.J.) Co. .........................            14,369           587,548
  Hercules, Inc. ...........................             4,413            49,867
  Hershey Food Corp. .......................             5,705           352,056
  Hewlett-Packard Co. ......................            80,102         2,290,917
  Hilton Hotels Corp. ......................            15,258           176,993
  Home Depot, Inc. .........................            96,215         4,478,808
  Homestake Mining Co. .....................            10,848            84,072
  Honeywell International, Inc. ............            33,366         1,167,476
  Household International, Inc. ............            19,123         1,275,504
  Humana, Inc. .............................             7,007            69,019
  Huntington Bancshares, Inc. ..............            10,411           170,220
  Illinois Tool Works, Inc. ................            12,556           794,795
  IMS Health, Inc. .........................            12,142           346,047
  Inco Ltd. ................................             7,590           131,003
  Ingersoll Rand Co. .......................             6,636           273,403
  Intel Corp. ..............................           277,271         8,110,177
  International Paper Co. ..................            19,903           710,537
  Interpublic Group of Cos., Inc. ..........            15,465           453,898
  Intl. Business Machines Corp. ............            71,634         8,094,642
  Intl. Flavors & Fragrances ...............             3,950            99,264
  Intuit, Inc. .............................             8,529           341,075
  ITT Industries, Inc. .....................             3,633           160,760
  J. P. Morgan Chase & Co. .................            81,849         3,650,465
  Jabil Circuit, Inc. ......................             7,876           243,053
  JDS Uniphase Corp. .......................            54,268           691,917
  Jefferson-Pilot Corp. ....................             6,272           303,063
  John Hancock Financial Service ...........            12,699           511,262
  Johnson & Johnson ........................           124,784         6,239,215
  Johnson Controls, Inc. ...................             3,522           255,239
  KB Home ..................................             1,774            53,522
  Kellogg Co. ..............................            16,760           486,040
  Kerr-McGee Corp. .........................             3,889           257,724
  KeyCorp ..................................            17,503           455,953
  Keyspan Corporation ......................             5,568           203,121
  Kimberly Clark Corp. .....................            21,943         1,226,614
  Kinder Morgan, Inc. ......................             4,808           241,602
  King Pharmaceuticals Inc. ................             7,068           379,905
  KLA Tencor Corp. .........................             7,669           448,406
  Kmart Corp. ..............................            20,200           231,694
  Knight-Ridder, Inc. ......................             3,033           179,857
  Kohl's Corp. .............................            13,734           861,534
  Kroger Co. ...............................            33,426           835,650
  Legget & Platt ...........................             8,134           179,192
  Lehman Brothers Holdings, Inc. ...........            10,163           790,173

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------

COMMON STOCKS: (CONTINUED)
  Lexmark Int'l, Inc. ......................             5,257       $   353,533
  Lilly (Eli) & Co. ........................            46,337         3,428,938
  Limited, Inc. ............................            17,595           290,669
  Lincoln National Corp. ...................             7,744           400,752
  Linear Technology Corp. ..................            13,094           579,017
  Liz Claiborne, Inc. ......................             2,143           108,114
  Lockheed Martin Corp. ....................            17,809           659,823
  Loews Corp. ..............................             8,147           524,911
  Louisiana-Pacific Corp. ..................             4,309            50,545
  Lowe's Companies, Inc. ...................            15,879         1,152,021
  LSI Logic Corp. ..........................            14,831           278,823
  Lucent Technologies ......................           140,421           870,610
  Manor Care, Inc. .........................             4,277           135,795
  Marriott International, Inc. .............            10,051           475,814
  Marsh & McLennan Cos., Inc. ..............            11,372         1,148,572
  Masco Corp. ..............................            18,960           473,242
  Mattel, Inc. .............................            17,713           335,130
  Maxim Integrated Products, Inc ...........            13,536           598,427
  May Department Stores Co. ................            12,371           423,830
  Maytag Corp. .............................             3,217            94,129
  MBIA, Inc. ...............................             6,095           339,370
  MBNA Corp. ...............................            35,215         1,160,334
  McDermott International, Inc. ............             2,528            29,451
  McDonald's Corp. .........................            53,322         1,442,893
  McGraw-Hill Cos., Inc. ...................             8,029           531,118
  McKesson HBOC, Inc. ......................            11,756           436,383
  Mead Corp. ...............................             4,158           112,848
  Medimmune, Inc. ..........................             8,761           413,519
  Medtronic, Inc. ..........................            49,831         2,292,724
  Mellon Financial Corp. ...................            19,675           905,050
  Merck & Co., Inc. ........................            94,540         6,042,051
  Mercury Interactive Corp. ................             3,407           204,079
  Meredith Corp. ...........................             2,144            76,777
  Merrill Lynch & Co., Inc. ................            34,605         2,050,346
  MetLife Inc. .............................            30,911           957,623
  MGIC Investment Corp. ....................             4,387           318,672
  Micron Technology, Inc. ..................            24,516         1,007,608
  Microsoft Corp. ..........................           221,903        16,198,903
  Millipore Corp. ..........................             1,950           120,861
  Minnesota Mining & Mfg. Co. ..............            16,309         1,860,857
  Mirant Corp. .............................            13,991           481,290
  Molex Inc., Cl A .........................             8,118           296,551
  Moody's Corp. ............................             6,493           217,516
  Morgan Stanley Dean Witter ...............            45,880         2,946,872
  Motorola, Inc. ...........................            90,548         1,499,475
  Nabors Industries, Inc. ..................             6,069           225,767
  National City Corp. ......................            24,769           762,390
  National Semiconductor Corp. .............             7,197           209,577
  National Service Industries ..............             1,728            39,001
  Navistar International Corp. .............             2,501            70,353
  NCR Corp. ................................             3,925           184,475
  Network Appliance, Inc. ..................            13,422           183,881
  New York Times Co. Cl A ..................             6,565           275,730
  Newell Rubbermaid, Inc. ..................            11,078           278,058
  Newmont Mining Corp. .....................             8,059           149,978
  Nextel Communications, Inc. ..............            31,489           551,058
  Niagara Mohawk Holdings, Inc. ............             6,672           118,028
  Nicor, Inc. ..............................             1,967            76,674
  NIKE, Inc. Cl B ..........................            11,189           469,826
  NiSource, Inc. ...........................             8,452           230,993
  Noble Drilling Corp. .....................             5,552           181,828
  Nordstrom, Inc. ..........................             5,534           102,656
  Norfolk Southern Corp. ...................            15,855           328,199
  Nortel Networks Corp. ....................           131,461         1,194,981
  Northern Trust Corp. .....................             9,208           575,500
  Northrop Grumman Corp. ...................             3,504           280,670
  Novell, Inc. .............................            13,122            74,664
  Novellus Systems, Inc. ...................             5,814           330,177
  Nucor Corp. ..............................             3,219           157,377
  Occidental Petroleum Corp. ...............            15,305           406,960
  Office Depot, Inc. .......................            12,317           127,850
  Omnicom Group, Inc. ......................             7,637           656,782
  Oneok, Inc. ..............................             2,474            48,738
  Oracle Corp. .............................           231,446         4,397,474
  PACCAR, Inc. .............................             3,139           161,407
  Pactiv Corp. .............................             6,534            87,556
  Pall Corp. ...............................             5,066           119,203
  Palm, Inc. ...............................            23,351           141,741
  Parametric Technology Corp. ..............            10,981           153,624
  Parker Hannifin Corp. ....................             4,815           204,349
  Paychex, Inc. ............................            15,402           616,080
  Penney (J.C.) Co., Inc. ..................            10,849           285,980
  Peoples Energy Corp. .....................             1,507            60,581
  Peoplesoft, Inc. .........................            12,121           596,717
  Pepsi Bottling Group Inc. ................             5,847           234,465
  PepsiCo, Inc. ............................            60,358         2,667,824
  Perkinelmer, Inc. ........................             4,158           114,470
  Pfizer, Inc. .............................           260,277        10,424,094
  PG & E Corp. .............................            15,998           179,178
  Pharmacia Corp. ..........................            53,639         2,464,712
  Phelps Dodge Corp. .......................             3,233           134,170
  Phillip Morris Cos., Inc. ................            90,692         4,602,619
  Phillips Petroleum Co. ...................            10,553           601,521
  Pinnacle West Capital Corp. ..............             3,498           165,805
  Pitney Bowes, Inc. .......................            10,175           428,571
  Placer Dome, Inc. ........................            13,521           132,506
  PNC Financial Services Group .............            11,949           786,125
  Potlatch Corp. ...........................             1,231            42,359
  Power-One, Inc. ..........................             3,245            53,997
  PPG Industries, Inc. .....................             6,977           366,781
  PPL Corporation ..........................             6,001           330,055
  Praxair, Inc. ............................             6,571           308,837
  Proctor & Gamble Co. .....................            53,398         3,406,792
  Progress Energy, Inc. ....................             8,495           381,595
  Progressive Corp. of Ohio ................             2,991           404,353
  Providian Financial Corp. ................            11,852           701,638
  Public Svc. Enterprise Group .............             8,574           419,269
  Pulte Homes Inc. .........................             1,745            74,389
  QlLogic Corporation ......................             3,785           243,943
  Quaker Oats Co. ..........................             5,440           496,400
  Qualcomm, Inc. ...........................            31,132         1,820,599
  Quintiles Transnational Corp. ............             4,780           120,695
  Qwest Communications Intl ................            68,472         2,182,203
  RadioShack Corp. .........................             7,699           234,820
  Ralston Purina Co. .......................            12,753           382,845
  Raytheon .................................            14,655           389,090
  Reebok International Ltd. ................             2,388            76,297
  Regions Financial Corp. ..................             9,380           300,160
  Reliant Energy, Inc. .....................            12,211           393,316
  Robert Half Intl., Inc. ..................             7,231           179,980
  Rockwell Intl., Corp. ....................             7,615           290,284
  Rohm Haas Co. ............................             9,003           296,199
  Rowan Cos., Inc. .........................             3,873            85,593
  Royal Dutch Petroleum Co. (N.Y.) .........            88,409         5,151,592
  Ryder System, Inc. .......................             2,518            49,353
  Sabre Group Holdings, Inc. ...............             5,401           270,050
  Safeco Corp. .............................             5,302           156,409
  Safeway, Inc. ............................            20,838         1,000,224
  Sanmina Corp. ............................            13,180           308,544
  Sapient Corp. ............................             5,017            48,916
  Sara Lee Corp. ...........................            32,469           614,963
  SBC Communications, Inc. .................           138,860         5,562,732

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------
COMMON STOCKS: (CONTINUED)
  Schering-Plough Corp. ..................             60,322       $  2,186,069
  Schlumberger, Ltd. .....................             23,579          1,241,434
  Scientific-Atlanta, Inc. ...............              6,640            269,584
  Sealed Air Corp. .......................              3,446            128,364
  Sears Roebuck & Co. ....................             13,544            573,047
  Sempra Energy ..........................              8,477            231,761
  Sherwin-Williams Co. ...................              6,460            143,412
  Siebel Systems, Inc. ...................             18,683            876,233
  Sigma-Aldrich Corp. ....................              3,192            123,275
  Snap-On, Inc. ..........................              2,383             57,573
  Solectron Corp. ........................             26,934            492,892
  Southern Co. ...........................             28,243            656,650
  SouthTrust Corp. .......................             14,052            365,352
  Southwest Airlines Co. .................             31,318            579,070
  Sprint Corp. (FON Group) ...............             36,538            780,452
  Sprint Corp. (PCS Group) ...............             38,547            930,910
  St. Jude Medical, Inc. .................              3,448            206,880
  St. Paul Companies, Inc. ...............              8,841            448,150
  Stanley Works ..........................              3,609            151,145
  Staples, Inc. ..........................             18,771            300,148
  Starbucks Corp. ........................             15,650            359,950
  Starwood Hotels & Resorts ..............              8,194            305,472
  State Street Corp. .....................             13,415            663,908
  Stillwell Financial Inc. ...............              9,042            303,450
  Stryker Corp ...........................              8,053            441,707
  Sun Microsystems, Inc. .................            134,278          2,110,850
  Sunoco, Inc. ...........................              3,513            128,681
  Suntrust Banks, Inc. ...................             12,039            779,886
  Supervalu, Inc. ........................              5,464             95,893
  Symbol Technologies, Inc. ..............              9,341            207,370
  Synovus Financial Corp. ................             11,883            372,889
  Sysco Corp. ............................             27,729            752,842
  T. Rowe Price Group, Inc. ..............              5,011            187,361
  Target Corp. ...........................             37,035          1,281,411
  Tektronix, Inc. ........................              3,912            106,211
  Tellabs, Inc. ..........................             16,872            325,292
  Temple-Inland, Inc. ....................              2,033            108,339
  Tenet Healthcare Corp. .................             13,368            689,655
  Teradyne, Inc. .........................              7,228            239,247
  Texaco, Inc. ...........................             22,747          1,514,950
  Texas Instruments, Inc. ................             71,561          2,254,172
  Textron, Inc. ..........................              5,881            323,690
  Thermo Electron Corp. ..................              7,443            163,895
  Thomas & Betts Corp. ...................              2,454             54,160
  Tiffany & Co. ..........................              6,026            218,262
  Timken Co. .............................              2,481             42,028
  TJX Companies, Inc. ....................             11,628            370,584
  TMP Worldwide, Inc. ....................              4,402            260,202
  Torchmark Corp. ........................              5,220            209,896
  Tosco Corp. ............................              6,364            280,334
  Toys R Us, Inc. ........................              8,155            201,836
  Transocean Sedco Forex, Inc. ...........             13,089            539,921
  Tribune Co. ............................             12,304            492,283
  Tricon Global Restaurants Inc. .........              6,140            269,546
  TRW, Inc. ..............................              5,119            209,879
  Tupperware Corp. .......................              2,449             57,380
  TXU Corp. ..............................             10,670            514,187
  Tyco International Ltd. ................             79,846          4,351,607
  Unilever N.V. (N.Y.) ...................             23,566          1,403,827
  Union Pacific Corp. ....................             10,288            564,914
  Union Planters Corp. ...................              5,744            250,438
  Unisys Corp. ...........................             13,032            191,701
  United Technologies Corp. ..............             19,368          1,418,900
  UnitedHealth Group Inc. ................             13,078            807,567
  Univision Communications, Inc. .........              8,542            365,427
  Unocal Corp. ...........................             10,093            344,676
  UNUMProvident Corp. ....................              9,990            320,879
  US Airways Group Inc. ..................              2,718             66,047
  US Bancorp .............................             78,568          1,790,565
  USA Education Inc. .....................              6,781            495,013
  UST, Inc. ..............................              6,764            195,209
  USX-Marathon Group .....................             12,723            375,456
  USX-U.S. Steel Group ...................              3,654             73,628
  V F Corp. ..............................              4,617            167,966
  Veritas Software Corp. .................             16,385          1,090,094
  Verizon Communications .................            111,594          5,970,279
  Viacom, Inc. Cl B ......................             73,397          3,798,295
  Visteon Corp. ..........................              5,395             99,160
  Vitesse Semiconductor Corp. ............              7,560            159,062
  Vulcan Materials Co. ...................              4,147            222,901
  Wachovia Corp. .........................              8,657            615,946
  Walgreen Co. ...........................             41,968          1,433,207
  Wal-Mart Stores, Inc. ..................            184,337          8,995,646
  Washington Mutual, Inc. ................             36,157          1,357,695
  Waste Management, Inc. .................             25,703            792,166
  Watson Pharmaceuticals, Inc. ...........              4,365            269,059
  Wellpoint Health Networks Inc. .........              2,527            238,144
  Wells Fargo & Company ..................             70,668          3,281,115
  Wendy's International, Inc. ............              4,712            120,344
  Westvaco Corp. .........................              4,158            100,998
  Weyerhaeuser Co. .......................              8,970            493,081
  Whirlpool Corp. ........................              2,751            171,938
  Willamette Industries, Inc. ............              4,589            227,156
  Williams Cos., Inc. ....................             19,968            657,946
  Winn-Dixie Stores, Inc. ................              5,848            152,808
  Worldcom Inc.-- Worldcom Group .........            118,991          1,780,105
  Worthington Industries, Inc. ...........              3,548             48,253
  Wrigley (Wm.) Jr. Co. ..................              9,329            437,064
  Xcel Energy, Inc. ......................             14,083            400,661
  Xerox Corp. ............................             28,625            273,941
  Xilinx, Inc. ...........................             13,713            565,524
  Yahoo!, Inc. ...........................             23,374            467,246
  Zions Bancorporation ...................              3,798            224,082
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $392,447,710) 98.2% .............                          $454,907,183
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                         Face
                                  Rate    Maturity      Amount          Value
                                  ----    --------    ----------       -------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.2%)
   U.S. Treasury Bill(a) ........ 4.05%   07/19/01   $  1,000,000   $    998,009
                                                                    ------------
COMMERCIAL PAPER (1.6%)
   Enron Funding Group .......... 4.20    07/02/01      3,000,000      2,999,300
   McDonald's Corp .............. 3.85    07/02/01      4,500,000      4,499,037
                                                                    ------------
                                                                       7,498,337
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,496,346) 1.8% ......................................      8,496,346
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $400,944,056) 100.0% ..................................   $463,403,529
                                                                    ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2001:

                                    Expiration     Underlying Face   Unrealized
                                       Date        Amount at Value   Gain/(Loss)
                                    -----------    ---------------   ----------
PURCHASED
   28 S&P 500 Stock Index
     Futures Contracts ..........   September 2001   $8,621,900      $  (18,225)
                                                     ==========      ==========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.9 %.

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                         Shares         Value
                                                        --------     -----------
COMMON STOCKS:
  3Com Corp. ...................................          39,654     $   188,357
  A. Schulman, Inc. ............................           3,432          46,332
  Abercrombie & Fitch Co. Cl A .................          11,618         517,001
  Acxiom Corp. .................................          10,487         137,275
  Adtran, Inc. .................................           4,626          94,833
  Advanced Fibre Communication .................           9,512         199,752
  Advent Software, Inc. ........................           3,621         229,934
  Affiliated Computer Svcs .....................           5,880         422,831
  AGCO Corp. ...................................           8,326          76,183
  AGL Resources, Inc. ..........................           6,378         151,478
  Airborne Freight Corp. .......................           5,660          65,599
  Airgas, Inc. .................................           7,974          94,891
  AK Steel Holding Corp. .......................          12,681         159,020
  Alaska Air Group, Inc. .......................           3,079          88,983
  Albany International Corp. Cl A ..............           3,598          68,002
  Albemarle Corp. ..............................           5,392         124,933
  Alexander & Baldwin, Inc. ....................           4,795         123,471
  Allamerica Financial Corp. ...................           6,186         355,695
  Allete, Inc. .................................           9,637         216,833
  Alliant Energy Corp. .........................           9,298         271,037
  American Eagle Outfitters ....................           8,125         286,325
  American Financial Group .....................           7,954         241,006
  American Standard Cos., Inc. .................           8,373         503,217
  American Water Works Co. .....................          11,623         383,210
  Americredit Corp. ............................           9,704         504,123
  Amerisource Health Corp. Cl A ................           6,194         342,528
  Ametek, Inc. .................................           3,867         118,137
  ANTEC Corp. ..................................           4,471          55,440
  Apogent Technologies Inc. ....................          12,421         305,557
  Apollo Group, Inc. Cl A ......................          13,661         579,909
  Apria Healthcare Group, Inc. .................           6,304         181,870
  Arrow Electronics, Inc. ......................          11,547         280,477
  Arvinmeritor, Inc. ...........................           7,716         129,166
  Ascential Software Corp. .....................          33,809         197,445
  Associated Banc-Corp .........................           7,760         279,282
  Astoria Financial Corp. ......................           5,739         315,645
  Atlas Air Worldwide Hldgs. Inc. ..............           4,452          63,040
  Atmel Corp. ..................................          54,401         733,869
  Avnet, Inc. ..................................          13,801         309,418
  Avocent Corp. ................................           5,179         117,822
  Bandag, Inc. .................................           2,420          66,066
  Banknorth Group, Inc. ........................          16,145         365,684
  Banta Corp. ..................................           2,895          84,824
  Barnes & Noble, Inc. .........................           7,636         300,477
  Barr Laboratories, Inc. ......................           4,157         292,694
  Beckman Coulter, Inc. ........................           7,037         287,110
  Belo Corporation .............................          12,848         242,056
  Bergen Brunswig Corp. ........................          15,876         305,137
  BISYS Group, Inc. ............................           6,811         401,849
  BJ Services Co. ..............................          19,327         548,500
  BJ's Wholesale Club, Inc. ....................           8,534         454,521
  Black Hills Corp. ............................           2,995         120,489
  Blyth, Inc. ..................................           5,538         142,382
  Bob Evans Farms, Inc. ........................           4,099          73,782
  Borders Group, Inc. ..........................           9,374         209,978
  Borg-Warner, Inc. ............................           3,099         153,772
  Bowater, Inc. ................................           5,897         263,832
  Brinker International, Inc. ..................          11,665         301,540
  BroadWing, Inc. ..............................          25,571         625,211
  C.H. Robinson Worldwide, Inc. ................           9,940         277,227
  Cabot Corp. ..................................           7,656         275,769
  Cabot MicroElectronics Corp. .................           2,781         172,422
  Cadence Design Systems, Inc. .................          29,161         543,269
  Callaway Golf Co. ............................           9,000         142,200
  Carlisle Companies, Inc. .....................           3,593         125,288
  Carpenter Technology Corp. ...................           2,627          76,945
  Carter-Wallace, Inc. .........................           5,275         102,071
  Catalina Marketing Corp. .....................           6,538         199,474
  CBRL Group, Inc. .............................           6,488         109,972
  CDW Computers Centers, Inc. ..................          10,311         409,450
  Ceridian Corp. ...............................          17,103         327,865
  CheckFree Corp. ..............................           8,984         315,069
  ChoicePoint, Inc. ............................           7,234         304,190
  Chris-Craft Industries, Inc. .................           4,171         297,809
  Church & Dwight ..............................           4,508         114,729
  Cirrus Logic, Inc. ...........................           9,300         214,179
  City National Corp. ..........................           5,596         247,847
  Claire's Stores, Inc. ........................           5,751         111,339
  Clayton Homes, Inc. ..........................          16,199         254,648
  Cleco Corporation ............................           5,283         120,188
  CNF Transportation, Inc. .....................           5,764         162,833
  Coach Inc. ...................................           5,119         194,778
  CommScope, Inc. ..............................           6,028         141,658
  Compass Bancshares Inc. ......................          15,014         397,871
  Conectiv, Inc. ...............................          10,447         225,655
  Cooper Cameron Corp. .........................           6,358         354,776
  COR Therapeutics Inc. ........................           6,508         198,494
  Covance, Inc. ................................           6,765         153,227
  Covanta Energy Corp. .........................           5,824         107,511
  Credence Systems Corp. .......................           6,152         149,124
  Crompton Corp. ...............................          13,277         144,719
  CSG Systems Intl., Inc. ......................           6,203         352,082
  Cypress Semiconductor Corp. ..................          14,899         355,341
  Cytec Industries, Inc. .......................           4,786         181,868
  Dean Foods Co. ...............................           4,184         168,197
  Dentsply International, Inc. .................           6,094         270,269
  DeVry, Inc. ..................................           8,216         296,762
  Dial Corp. ...................................          11,127         158,560
  Diebold, Inc. ................................           8,388         269,674
  Dime Bancorp, Inc. ...........................          13,469         501,720
  Dole Food Company ............................           6,562         125,006
  Dollar Tree Stores ...........................          13,153         366,180
  Donaldson Company, Inc. ......................           5,208         162,229
  DPL, Inc. ....................................          14,845         429,911
  DQE, Inc. ....................................           6,587         148,208
  Dreyers Grand Ice Cream, Inc. ................           3,350          93,465
  DSP Group, Inc. ..............................           3,155          67,675
  DST Systems, Inc. ............................          14,377         757,668
  Dun & Bradstreet .............................           9,433         266,011
  Dycom Industries, Inc. .......................           4,985         114,306
  E*Trade Group, Inc. ..........................          37,449         241,546
  Eaton Vance Corp .............................           8,125         282,750
  Edwards (A.G.), Inc. .........................           9,418         423,810
  Edwards Lifesciences Corp. ...................           6,863         180,909
  EGL Inc. .....................................           5,570          97,252
  Electronic Arts, Inc. ........................          15,580         902,082
  Emmis Communications Cl A ....................           5,504         169,248
  Energizer Holdings Inc. ......................          10,791         247,653
  Energy East Corporation ......................          13,643         285,275
  ENSCO International, Inc. ....................          16,321         381,911
  Entercom Communications ......................           5,307         284,508
  Equitable Resources, Inc. ....................           7,653         254,921
  Everest RE Group .............................           5,405         404,294
  Expeditors Int'l Wash., Inc. .................           6,103         366,174
  Express Scripts, Inc. ........................           9,180         505,175
  Family Dollar Stores, Inc. ...................          20,143         516,265
  Fastenal Co. .................................           4,477         277,484
  Federal Signal Corp. .........................           5,335         125,212
  Ferro Corp. ..................................           4,031          87,916
  First Health Group Corp. .....................          11,448         276,126
  First Tennessee Natl. Corp. ..................          15,052         522,455
  First Virginia Banks, Inc. ...................           5,413         255,061
  Firstmerit Corp. .............................          10,033         264,871
  Flowserve Corporation ........................           4,446         136,715
  Fuller (H.B.) Co. ............................           1,626          81,137
  Furniture Brands Intl., Inc. .................           5,894         165,032

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------

COMMON STOCKS (CONTINUED):
  Galileo International, Inc. ................           10,267      $   333,678
  Gallagher (Arthur J.) & Co. ................            9,456          245,856
  Gartner, Inc. ..............................           10,175           93,610
  GATX Corp. .................................            5,674          227,527
  Gentex Corp. ...............................            8,743          243,667
  Genzyme Corp. (Genl. Div) ..................           22,718        1,385,808
  Georgia-Pacific (Timber Group) .............            9,451          337,873
  Gilead Sciences, Inc. ......................           11,074          644,396
  Glatfelter (P.H.) Co. ......................            4,990           71,157
  Global Marine, Inc. ........................           20,732          386,237
  Golden State Bancorp .......................           15,829          487,533
  Granite Construction .......................            4,784          121,609
  Grant Prideco, Inc. ........................           12,789          223,680
  Greater Bay Bancorp ........................            4,967          124,076
  Greenpoint Financial Corp. .................           11,841          454,694
  GTECH Holdings Corp. .......................            4,003          142,147
  Hanover Compressor Co. .....................            7,398          244,800
  Harris Corp. ...............................            7,746          210,769
  Harsco Corp. ...............................            4,657          126,344
  Harte-Hanks, Inc. ..........................            7,451          184,487
  Hawaiian Electric Inds .....................            3,824          146,077
  HCA Inc. ...................................            6,912          169,344
  Health Management Associates ...............           28,736          604,605
  Health Net, Inc. ...........................           14,413          250,786
  Helmerich & Payne, Inc. ....................            5,892          181,591
  Henry (Jack) & Associates ..................           10,377          321,687
  Hibernia Corp. Cl A ........................           18,549          330,172
  Hillenbrand Industries, Inc. ...............            7,326          418,388
  Hispanic Broadcasting Corp. ................           12,778          366,601
  HON Industries, Inc. .......................            6,947          168,256
  Horace Mann Educators Corp. ................            4,731          101,953
  Hormel Foods Corp. .........................           16,246          395,428
  Houghton Mifflin Co. .......................            3,395          203,462
  Hubbell, Inc. Cl B .........................            6,861          198,969
  IBP, Inc. ..................................           12,458          314,565
  ICN Pharmaceuticals, Inc. ..................            9,485          300,864
  IdaCorp, Inc. ..............................            4,386          152,984
  IDEC Pharmaceuticals Corp. .................           17,499        1,184,507
  Imation Corp. ..............................            4,147          104,504
  IMC Global, Inc. ...........................           13,456          137,251
  INCYTE Pharmaceuticals, Inc. ...............            7,714          189,147
  Indymac Bancorp, Inc. ......................            7,156          191,781
  Infocus Corp. ..............................            4,550           92,775
  Integrated Device Tech., Inc. ..............           12,505          396,283
  International Game Technology ..............            8,675          544,356
  International Rectifier ....................            7,300          248,930
  International Speedway Corp. ...............            6,230          261,660
  Interstate Bakeries Corp. ..................            5,937           94,992
  Investment Technology Grp., Inc ............            3,719          187,029
  Investors Financial Services ...............            3,722          249,374
  Ivax Corp. .................................           23,374          911,586
  J.B. Hunt Transport Svcs., Inc. ............            4,137           75,542
  J.M. Smucker Co. ...........................            2,866           74,516
  Jacobs Engineering Group, Inc. .............            3,138          204,692
  Jones Apparel Group, Inc. ..................           14,178          612,490
  Kansas City Power & Light ..................            7,253          178,061
  Kaydon Corp. ...............................            3,515           90,160
  Keane, Inc. ................................            7,948          174,856
  Kelly Services, Inc. .......................            4,230          102,578
  Kemet Corp. ................................           10,309          204,221
  Kennametal, Inc. ...........................            3,571          131,770
  Korn/Ferry International ...................            4,391           68,061
  L-3 Communications Hldgs., Inc .............            4,546          346,860
  Labranche & Co. ............................            6,727          195,083
  Lam Research Corp. .........................           14,495          429,777
  Lancaster Colony Corp. .....................            4,370          144,123
  Lance Inc. .................................            3,407           45,995
  Lands End, Inc. ............................            3,434          137,875
  Lattice Semiconductor Corp. ................           12,653          308,733
  Lear Corp. .................................            7,493          261,506
  Lee Enterprises ............................            5,171          170,643
  Legato Systems, Inc. .......................           10,418          166,167
  Legg Mason, Inc. ...........................            7,647          380,515
  Lennar Corp. ...............................            7,425          309,623
  Leucadia National ..........................            6,514          211,379
  Lifepoint Hospitals Inc. ...................            4,523          200,278
  Lincare Holdings, Inc. .....................           12,570          377,226
  Lone Star Steakhouse .......................            2,817           36,593
  Longs Drug Stores Corp. ....................            4,472           96,372
  Longview Fibre Co. .........................            6,036           74,364
  LTX Corp. ..................................            5,637          144,082
  Lubrizol Corp. .............................            6,001          186,331
  Lyondell Petrochemical Co. .................           13,834          212,767
  M & T Bank Corp. ...........................           11,378          859,039
  Macromedia Inc. ............................            6,923          124,614
  Macrovision Corp. ..........................            5,847          400,520
  Mandalay Resort Group ......................            8,855          242,627
  Manpower, Inc. .............................            8,888          265,751
  Marine Drilling Companies, Inc. ............            6,882          131,515
  Marshall & Ilsley Corp. ....................           12,106          652,513
  Martin Marietta Materials, Inc. ............            5,546          274,472
  Mastec, Inc. ...............................            5,608           74,026
  McCormick & Co., Inc. ......................            8,110          340,782
  MDU Resources Group ........................            7,965          252,013
  Media General Inc. Cl A ....................            2,690          123,740
  Mentor Graphics Corp. ......................            7,494          131,145
  Mercantile Bankshares Corp. ................            8,346          326,579
  Micrel, Inc. ...............................           10,783          355,839
  Microchip Technology, Inc. .................           15,339          525,361
  Millennium Pharmaceuticals Inc. ............           25,522          908,073
  Miller (Herman), Inc. ......................            8,904          215,477
  Minerals Technologies, Inc. ................            2,294           98,458
  Minimed, Inc. ..............................            7,590          364,320
  MIPS Technologies Inc. Cl B ................            4,561           43,786
  Modine Manufacturing Co. ...................            3,476           95,868
  Modis Professional Services ................           11,460           79,074
  Mohawk Industries, Inc. ....................            6,165          217,008
  Montana Pwr. Co. ...........................           12,168          141,149
  Mony Group, Inc. ...........................            5,812          233,236
  Murphy Oil Corp. ...........................            5,303          390,301
  Mylan Laboratories, Inc. ...................           14,649          412,076
  National Fuel Gas Co. ......................            4,610          239,674
  National Instruments Corp. .................            5,916          191,974
  National-Oilwell Inc. ......................            9,482          254,118
  Natl. Commerce Financial Corp. .............           24,066          586,488
  NCO Group, Inc. ............................            2,984           92,295
  Neiman-Marcus Group, Inc. ..................            5,595          173,445
  Networks Associates, Inc. ..................           16,024          199,499
  Neuberger Berman ...........................            5,742          390,456
  Newport Corp. ..............................            4,262          112,943
  Newport News Shipbuilding Inc. .............            4,160          254,800
  Noble Affiliates, Inc. .....................            6,629          234,335
  Nordson Corp. ..............................            3,803           88,648
  North Fork Bancorp, Inc. ...................           18,973          588,163
  Northeast Utilities ........................           16,777          348,123
  NOVA Corp. .................................            7,697          242,071
  NSTAR ......................................            6,248          265,915
  NVIDIA Corporation .........................            8,199          760,457
  Ocean Energy, Inc. .........................           19,964          348,372
  OGE Energy Corp. ...........................            9,161          207,130
  Ohio Casualty Corp. ........................            7,091           91,828
  Old Republic Intl. Corp. ...................           13,864          402,056
  Olin Corp. .................................            5,093           86,530
  Omnicare, Inc. .............................           10,916          220,503
  Outback Steakhouse, Inc. ...................            8,925          257,040
  Overseas Shipholding Group .................            4,007          122,374

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                       Shares           Value
                                                      --------       -----------

COMMON STOCKS (CONTINUED):
  Oxford Health Plans, Inc. ................            11,569      $    330,873
  Pacific Century Finl. Corp. ..............             9,396           242,323
  Pacificare Health Systems, Inc. ..........             3,946            64,320
  Papa John's Intl., Inc. ..................             2,632            66,721
  Park Place Entertainment .................            34,773           420,753
  Payless Shoesource, Inc. .................             2,580           166,926
  Pennzoil-Quaker State Co. ................             9,267           103,790
  Pentair, Inc. ............................             5,764           194,823
  PepsiAmericas Inc. .......................            18,324           243,709
  Perrigo Co. ..............................             8,642           144,235
  Pioneer Natural Resources Co. ............            11,518           196,382
  Pittston Brink's Group ...................             6,093           135,813
  Plantronics Inc. .........................             5,674           131,353
  Plexus Corp. .............................             4,849           160,017
  Polycom, Inc. ............................             9,692           223,788
  Potomac Electric Power Co. ...............            12,769           267,127
  Powerwave Technologies Inc. ..............             7,504           108,808
  Precision Castparts Corp. ................             6,026           225,493
  Price Communications Corp. ...............             6,464           130,508
  Protective Life Corp. ....................             8,038           276,266
  Protein Design ...........................             5,123           444,471
  Provident Financial Group ................             5,732           188,697
  Public Service Co. New Mexico ............             4,586           147,211
  Pudget Energy Inc. .......................            10,128           265,354
  Quanta Services, Inc. ....................             7,001           154,302
  Quantum Corp. (DSSG) .....................            17,726           178,855
  Quest Diagnostics, Inc. ..................            11,019           824,772
  Questar Corp. ............................             9,497           235,146
  Radian Group, Inc. .......................            10,886           440,339
  Rational Software Corp. ..................            23,831           668,460
  Rayonier, Inc. ...........................             3,168           147,154
  Reader's Digest Assn .....................            12,022           345,633
  Retek Inc. ...............................             5,709           273,689
  Reynolds & Reynolds Co. ..................             8,599           188,748
  RF Micro Devices .........................            19,146           513,113
  RJ Reynolds Tobacco Holdings .............            11,853           647,174
  Rollins, Inc. ............................             3,546            70,601
  Rosllyn Bancorp, Inc. ....................             7,200           189,360
  Ross Stores, Inc. ........................             9,445           226,208
  RPM, Inc. ................................            12,022           110,602
  Ruddick Corp. ............................             5,395            91,445
  Ryerson Tull, Inc. .......................             2,910            39,256
  Saks Incorporated ........................            16,657           159,907
  Sandisk Corp. ............................             7,932           221,223
  Sawtek, Inc. .............................             4,959           116,685
  SCANA Corp. ..............................            12,324           350,002
  Scholastic Corp. .........................             4,090           184,050
  SCI Systems, Inc. ........................            17,241           439,646
  SEI Investments ..........................            12,726           603,212
  Semtech Corp. ............................             8,114           243,420
  Sensient Technologies Corp. ..............             5,603           114,974
  Sensormatic Electronics Corp. ............             9,309           158,253
  Sepracor, Inc. ...........................             9,136           363,613
  Sequa Corp. Cl A .........................             1,249            56,830
  Sierra Pacific Resources .................             9,250           147,908
  Silicon Valley Bancshares ................             5,759           126,698
  Six Flags, Inc. ..........................            10,775           226,706
  Smith International, Inc. ................             5,953           356,585
  Solutia, Inc. ............................            12,145           154,849
  Sonoco Products Co. ......................            11,160           277,661
  Sotheby's Holdings .......................             7,186           115,910
  Sovereign Bancorp, Inc. ..................            28,962           376,506
  SPX, Inc. ................................             4,614           577,581
  Steris Corp. .............................             8,072           161,844
  Stewart & Stevenson Svcs., Inc. ..........             3,311           109,263
  Storage Technology Corp. .................            12,236           168,367
  Structural Dynamics Research .............             4,225           103,513
  Suiza Foods Corp. ........................             3,198           169,814
  Sungard Data Sys. Inc. ...................            31,488           944,955
  Superior Industries Intl .................             3,061           117,236
  Swift Transportation Co., Inc. ...........             9,850           189,711
  Sybase, Inc. .............................            11,963           196,791
  Sykes Enterprises, Inc. ..................             4,671            51,381
  Sylvan Learning Systems, Inc. ............             4,410           107,163
  Symantec Corp. ...........................             8,862           387,181
  Synopsys, Inc. ...........................             7,149           345,940
  TCF Financial ............................             9,223           427,117
  Tech Data Corp. ..........................             6,324           210,969
  Teco Energy, Inc. ........................            15,910           485,255
  Tecumseh Products Co. Cl A ...............             2,178           107,811
  Teleflex, Inc. ...........................             4,502           198,088
  Telephone & Data Systems, Inc. ...........             6,923           752,876
  The Colonial BancGroup, Inc. .............            13,016           187,170
  The PMI Group, Inc. ......................             5,206           378,268
  Tidewater, Inc. ..........................             7,099           267,632
  Titan Corp. ..............................             6,379           146,079
  Tootsie Roll Inds., Inc. .................             5,922           228,234
  Transaction Systems Architects ...........             4,276            66,278
  Transwitch Corp. .........................             9,973           109,703
  Triad Hospitals, Inc. ....................             8,282           244,071
  Trigon Healthcare, Inc. ..................             4,268           276,780
  Trinity Industries .......................             4,320            88,560
  Triquint Semiconductor Inc. ..............             9,436           212,310
  Tyson Foods, Inc. ........................            26,045           239,874
  UCAR Int'l., Inc. ........................             5,325            63,634
  Ultramar Diamond Shamrock Corp. ..........             8,381           396,002
  Unifi, Inc. ..............................             6,341            53,899
  United Rentals ...........................             8,218           213,257
  Unitrin Inc. .............................             7,914           303,898
  Universal Corp. ..........................             3,241           128,538
  UtiliCorp United, Inc. ...................            13,323           407,018
  Valassis Communication, Inc. .............             6,309           225,862
  Valero Energy Corp. ......................             7,182           264,154
  Valspar Corp. ............................             5,700           202,350
  Varco International, Inc. ................            11,216           208,730
  Vectren Corporation ......................             7,909           163,716
  Vertex Pharmaceutical ....................             7,070           349,965
  Viad Corp. ...............................            10,318           272,395
  Vishay Intertechnology, Inc. .............            16,172           371,956
  VISX, Inc. ...............................             6,633           128,349
  Waddell & Reed Financial, Inc. ...........             9,344           296,672
  Wallace Computer Svcs., Inc. .............             4,781            79,078
  Washington Post Co. Cl. B ................             1,112           638,288
  Waters Corp. .............................            15,297           422,350
  Wausau-Mosinee Paper Corp. ...............             6,007            77,430
  Weatherford International, Inc. ..........            13,333           639,984
  Webster Financial Corp. ..................             5,763           188,911
  Westamerica Bancorp ......................             4,177           163,947
  Western Gas Resources ....................             3,813           124,304
  Western Resources, Inc. ..................             8,269           177,784
  Westwood One, Inc. .......................            12,652           466,226
  WGL Holdings, Inc. .......................             5,448           147,695
  Williams-Sonoma, Inc. ....................             6,636           257,610
  Wilmington Trust Corp. ...................             3,791           237,506
  Wind River Systems .......................             8,744           152,670
  Wisconsin Central Transport ..............             5,465            91,429
  Wisconsin Energy Corp. ...................            13,812           328,311
  York International Corp. .................             4,506           157,800
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $99,857,512) 96.8% ................                        $103,373,822
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                        Face
                                    Rate   Maturity     Amount         Value
                                    ----   --------     ------         -----
Short-Term Debt Securities:
U. S. GOVERNMENT (0.7%)
   U.S. Treasury Bill ..........    4.05%  07/19/01    $ 800,000   $    798,450
                                                                   ------------

COMMERCIAL PAPER (2.5%)
   Idaho Power Co. .............    3.95   07/02/01    1,418,000      1,417,689
   SBC Communications Inc. .....    4.15   07/02/01    1,200,000      1,199,723
                                                                   ------------
                                                                      2,617,412
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $3,415,862) 3.2% .....................................      3,415,862
                                                                   ------------
TOTAL INVESTMENTS
   (Cost: $103,273,374) 100.0% .................................   $106,789,684
                                                                   ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2001:

                                     Expiration    Underlying Face  Unrealized
                                        Date       Amount at Value  Gain/(Loss)
                                     ----------    ---------------  -----------
PURCHASED
   13 S&P MidCap 400 Stock
      Index  Futures Contracts ..  September 2001    $3,396,250       $56,750
                                                     ==========       =======

The face value of futures purchased and outstanding as percentage of total investment in securities: 3.2%.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                              Face
                                       Rate    Maturity      Amount          Value
                                       ----    --------    ----------      --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.8%)
   U.S. Treasury Bond ............     6.13%   11/15/27   $  6,000,000   $  6,176,220
   U.S. Treasury Note ............     5.75    11/15/05     10,000,000     10,242,100
   U.S. Treasury Strip ...........     0.00    02/15/17     15,000,000      5,849,400
   U.S. Treasury Strip ...........     0.00    05/15/14     10,000,000      4,696,300
                                                                         ------------
                                                                           26,964,020
                                                                         ------------
AGENCIES/OTHER GOVERNMENTS (24.8%)
   Connecticut Housing Fin. Auth .     7.63    05/15/21      2,500,000      2,520,050
   FHLB ..........................     0.00    07/07/22     50,000,000      9,351,500
   FHLMC .........................     8.50    08/01/02         42,604         43,210
   FHLMC .........................     7.50    04/01/07         20,765         21,137
   FHLMC .........................     7.63    09/09/09     90,000,000     91,997,100
   FHLMC .........................     8.00    07/15/06        240,017        249,392
   FNMA ..........................     7.00    10/25/05         36,471         36,380
   Tennessee Valley Authority ....     7.85    06/15/44     10,000,000     10,332,900
                                                                         ------------
                                                                          114,551,669
                                                                         ------------
BASIC MATERIALS (12.9%)
   Cytec Industries, Inc. ........     6.85    05/11/05     10,000,000      9,786,300
   Georgia-Pacific (Timber Group)      8.63    04/30/25      7,000,000      6,632,850
   Inco Ltd. .....................     9.60    06/15/22      7,500,000      7,335,525
   Millennium America Inc. .......     7.63    11/15/26      5,000,000      3,760,600
   Millennium America Inc. .......     7.00    11/15/06     10,000,000      9,137,900
   PolyOne Corp. .................     6.88    12/15/05      5,000,000      4,964,600
   PolyOne Corp. .................     7.50    12/15/15      3,750,000      3,570,637
   Praxair, Inc. .................     6.90    11/01/06      5,000,000      5,143,100
   Solutia, Inc. .................     6.72    10/15/37      7,500,000      7,251,525
   USX Corp. .....................     8.75    09/15/22      2,000,000      2,248,100
                                                                         ------------
                                                                           59,831,137
                                                                         ------------
CONSUMER, CYCLICAL (12.0%)
   Centex Corp. ..................     8.75    03/01/07      2,000,000      2,107,780
   Centex Corp. ..................     7.38    06/01/05      5,000,000      4,977,350
   Earthgrains Co. ...............     8.38    08/01/03      2,250,000      2,298,780
   Fruit of the Loom, Inc. (1) ...     7.00    03/15/11      2,500,000        900,000
   Fruit of the Loom, Inc. (1) ...     7.38    11/15/23      1,250,000        700,000
   Hasbro, Inc. ..................     8.50    03/15/06     12,500,000     12,125,000
   Kellwood, Co. .................     7.88    07/15/09     10,000,000      8,746,200
   Neiman-Marcus Group, Inc. .....     7.13    06/01/28      2,500,000      2,003,350
   Oakwood Homes Corp. ...........     8.13    03/01/09      2,500,000      2,472,288
   Polaroid Corp. (2) ............     7.25    01/15/07      3,750,000        975,000
   Pulte Homes Inc. ..............     7.63    10/15/17      7,500,000      6,586,725
   Shopko Stores, Inc. ...........     9.00    11/15/04      5,000,000      3,700,000
   Tommy Hilfiger USA, Inc. ......     6.50    06/01/03      5,000,000      4,775,000
   V F Corp. .....................     9.25    05/01/22      1,000,000      1,066,420
   Venator Group, Inc. ...........     7.00    10/15/02      2,000,000      1,960,000
                                                                         ------------
                                                                           55,393,893
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                                    Face
                                               Rate   Maturity     Amount       Value
                                               ----   --------   ----------   ---------
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, NON-CYCLICAL (3.3%)
   Panamerican Beverages, Inc.                 7.25%  07/01/09  $ 5,000,000  $ 4,444,100
   Ralston Purina Co.                          8.63   02/15/22    7,500,000    8,700,825
   Supervalu, Inc. ................            8.88   11/15/22    2,500,000    2,290,800
                                                                              ----------
                                                                              15,435,725
                                                                              ----------
ENERGY (9.1%)
   Lyondell Chemical Co. ..........           10.25   11/01/10    7,500,000    7,566,225
   Pennzoil-Quaker State Co. ......            9.40   12/01/02   10,000,000   10,096,400
   Southern Union Co. .............            7.60   02/01/24   10,000,000    9,131,600
   Tosco Corp. ....................            8.25   05/15/03    5,000,000    5,252,950
   Williams Cos., Inc. ............            6.50   11/15/02   10,000,000   10,126,900
                                                                              ----------
                                                                              42,174,075
                                                                              ----------
FINANCIAL (13.1%)
   Bear Stearns Cos., Inc. ........            6.63   10/01/04    2,000,000    2,038,280
   Berkley (W.R.) Corp. ...........            8.70   01/01/22    5,000,000    4,701,750
   Chase Manhattan Corp. ..........            6.88   12/12/12    5,000,000    4,838,800
   Executive Risk, Inc. ...........            7.13   12/15/07    5,000,000    5,124,550
   Fairfax Financial Holdings, Ltd.            8.25   10/01/15    2,500,000    1,951,775
   First American Corp. ...........            7.55   04/01/28    1,500,000    1,204,350
   Fremont General Corp. ..........            7.70   03/17/04    5,000,000    3,800,000
   Harleysville Group Inc. ........            6.75   11/15/03    2,500,000    2,527,550
   Lehman Brothers Holdings, Inc. .            0.00   07/28/28   10,000,000    1,104,300
   Morgan (J.P.) & Co., Inc. ......            0.00   04/15/27   32,500,000    4,926,675
   Nationwide Health Properties ...            7.90   11/20/06    5,000,000    4,942,500
   Rank Group Financial ...........            6.75   11/30/04    5,000,000    4,920,600
   Simon Property Group Inc. ......            7.88   03/15/16    5,000,000    5,008,550
   SunAmerica, Inc. ...............            9.95   02/01/12    5,000,000    6,262,350
   Triad Guaranty .................            7.90   01/15/28    3,250,000    3,246,214
   Vesta Insurance Group, Inc. ....            8.75   07/15/25    5,000,000    3,326,400
                                                                              ----------
                                                                              59,924,644
                                                                              ----------
HEALTHCARE (3.9%)
   Aventis S.A ....................            7.75   01/15/02    3,000,000    3,038,220
   Bausch & Lomb, Inc. ............            6.15   08/01/01    5,000,000    4,998,500
   Bausch & Lomb, Inc. ............            6.38   08/01/03    5,250,000    5,134,657
   Bausch & Lomb, Inc. ............            6.75   12/15/04    5,000,000    4,846,350
                                                                              ----------
                                                                              18,017,727
                                                                              ----------
INDUSTRIAL (8.6%)
Arrow Electronics, Inc. ...........            8.70   10/01/05    2,500,000    2,543,925
   Borg-Warner, Inc. ..............            8.00   10/01/19   10,000,000    9,886,700
   Browning-Ferris Inds., Inc. ....            7.88   03/15/05    5,000,000    4,900,000
   Clark Equipment Co. ............            8.35   05/15/23    5,000,000    5,060,900
   Owens Corning (3) ..............            7.00   03/15/09    2,500,000      700,000
   Thermo Electron Corp., Inc. ....            4.25   01/01/03    7,500,000    7,139,250
   Thermo Electron Corp., Inc. ....            4.00   01/15/05   10,000,000    9,300,000
                                                                              ----------
                                                                              39,530,775
                                                                              ----------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                                    Face
                                             Rate    Maturity      Amount         Value
                                             ----    --------    ----------     ---------
LONG-TERM DEBT SECURITIES (CONTINUED):
TELECOMMUNICATIONS (0.8%)
   Pacific Bell ......................       6.63%   10/15/34   $  4,255,000   $  3,792,609
                                                                               ------------
UTILITIES (2.9%)
   New Orleans Public Service ........       8.00    03/01/06      4,000,000      4,005,080
   UtiliCorp United, Inc. ............       8.00    03/01/23     10,000,000      9,450,100
                                                                               ------------
                                                                                 13,455,180
                                                                               ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $462,010,708) 97.2% ..............................................    449,071,454
                                                                               ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.8%)
   Alltel Corp. ......................       3.87    07/03/01      5,196,000      5,194,323
   Enron Funding Group ...............       3.85    07/06/01      4,463,000      4,460,136
   McDonald's Corp ...................       4.13    07/02/01      3,500,000      3,499,197
                                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $13,153,656) 2.8% ................................................     13,153,656
                                                                               ------------
TOTAL INVESTMENTS
   (Cost: $475,164,364) 100.0% .............................................   $462,225,110
                                                                               ============

----------
(1) Issuer has filed for Chapter XI bankruptcy law protection; income payments are continuing during the reorganization.

(2) Issuer defaulted effective July 15, 2001; income accrual has been suspended.

(3) Issuer has filed for Chapter XI bankruptcy law protection; income accrual has been suspended.

The total value of non-investment grade securities as a percentage of the Fund's total investments is 16.1%.

Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                            Face
                                       Rate   Maturity      Amount       Value
                                       ----   ---------   ----------    --------
INTERMEDIATE-TERM DEBT:
AGENCIES (74.2%)
   FHLMC ......................        8.00%  04/01/02     $ 30,040     $ 30,445
   FHLMC ......................        8.00   05/01/02       33,356       33,825
   FHLMC ......................        8.50   08/01/02       47,219       47,891
   FHLMC ......................        7.75   12/01/02       46,487       46,953
   FHLMC ......................        6.50   09/01/04      344,004      349,177
   FHLMC ......................        8.50   06/01/06      286,147      297,599
   FHLMC ......................        7.50   02/15/07      176,678      182,254
   FHLMC ......................        7.00   03/15/07      188,901      193,269
   FHLMC ......................        7.50   09/01/07      204,638      209,378
   FHLMC ......................        7.25   11/01/07       68,825       69,973
   FHLMC ......................        7.75   05/01/08      267,912      276,852
   FHLMC ......................        6.00   09/15/08       88,418       89,495
   FHLMC ......................        8.25   10/01/09      169,334      176,028
   FHLMC ......................        7.50   07/01/10      228,175      234,780
   FHLMC ......................        8.00   05/01/14      133,074      136,799
   FHLMC ......................        6.75   11/15/16      131,720      133,983
   FHLMC ......................        8.50   09/01/17       68,720       72,925
   FHLMC ......................        8.00   09/01/18      310,053      321,215
   FHLMC ......................        5.00   04/25/19      193,042      193,101
   FHLMC ......................        5.00   08/15/19       96,951       96,830
   FHLMC ......................        7.50   03/15/21      292,945      299,170
   FHLMC ......................        7.50   03/15/21      121,571      123,470
   FHLMC ......................        6.50   05/15/21       73,071       74,235
   FHLMC ......................        6.00   11/15/21      403,820      408,363
   FHLMC ......................        6.00   05/15/22       59,876       60,380
   FNMA .......................        7.00   11/25/04      188,996      191,534
   FNMA .......................        8.25   10/01/05        5,198        5,398
   FNMA .......................        7.00   10/25/05       15,631       15,592
   FNMA .......................        7.00   11/25/05       14,120       14,080
   FNMA .......................        7.50   07/01/06      187,737      193,145
   FNMA .......................        7.50   09/01/06      157,389      161,415
   FNMA .......................        7.50   11/25/06      201,843      204,366
   FNMA .......................        7.50   02/25/07      148,969      153,017
   FNMA .......................        7.50   05/01/07      191,996      197,528
   FNMA .......................        7.75   03/01/08      135,207      139,547
   FNMA .......................        8.00   04/01/08       99,442      103,805
   FNMA .......................        7.50   09/01/08      193,907      200,389
   FNMA .......................        5.50   11/01/08      272,968      266,144
   FNMA .......................        5.50   12/01/08       52,888       51,566
   FNMA .......................        7.50   01/01/09      112,134      115,365
   FNMA .......................        5.50   02/01/09      164,371      160,262
   FNMA .......................        8.50   12/01/09      162,765      172,275
   FNMA .......................        8.25   01/01/10      261,215      272,129
   FNMA .......................        6.00   01/01/11      211,028      209,312
   FNMA .......................        8.00   06/01/17       79,403       82,051
   FNMA .......................        6.30   09/25/18      162,265      163,533
   FNMA .......................        6.50   04/25/19      135,581      136,343
   FNMA .......................        6.00   09/25/19      215,388      216,465
   FNMA .......................        6.25   01/25/21      281,366      283,915
   FNMA .......................        7.50   02/25/21       79,604       80,947
   FNMA .......................        6.10   08/25/21       51,193       51,385

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                           Face
                                     Rate    Maturity      Amount       Value
                                     ----    ---------   ----------    --------
INTERMEDIATE-TERM DEBT (CONTINUED):
AGENCIES (CONTINUED)
   FNMA ..........................   6.50%   01/25/23     $315,000   $   321,300
   FNMA ..........................   7.50    10/25/23      253,660       257,384
   GNMA ..........................   9.50    12/20/03       20,521        21,536
   GNMA ..........................   7.50    07/15/07      269,248       280,080
   GNMA ..........................   7.00    08/15/07      200,302       204,849
   GNMA ..........................   7.50    05/20/08      158,256       163,043
   GNMA ..........................   6.00    11/15/08      193,138       193,662
   GNMA ..........................   6.00    06/15/09      155,719       156,141
   GNMA ..........................   9.00    03/15/10       94,070        99,487
   GNMA ..........................   7.25    08/16/19      135,704       138,290
                                                                     -----------
                                                                       9,835,670
                                                                     -----------
CONSUMER, CYCLICAL (3.6%)
   Hasbro, Inc. ..................   7.95    03/15/03      250,000       243,125
   Jones Apparel Group, Inc. .....   6.25    10/01/01      240,000       240,396
                                                                     -----------
                                                                         483,521
                                                                     -----------
ENERGY (3.1%)
   Columbia Energy Group .........   6.61    11/28/02      400,000       407,348
                                                                     -----------
FINANCIAL (8.3%)
   Chase Mortgage Finance Corp. ..   6.50    09/25/09      193,076       192,653
   Chase Mortgage Finance Corp. ..   7.40    01/25/08      151,556       155,960
   Prudential Home Mtge. Secs. Co.   6.00    01/25/09      250,000       250,233
   Prudential Home Mtge. Secs. Co.   6.75    09/25/08      250,000       255,000
   Residential Funding Mtg. Sec ..   6.25    03/25/14      250,000       253,358
                                                                     -----------
                                                                       1,107,204
                                                                     -----------
INDUSTRIAL (3.8%)
   Edperbrascan Corp. ............   7.38    10/01/02      500,000       503,215
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT
  SECURITIES
   (Cost $12,151,208) 93.0% ......................................    12,336,958
                                                                     -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.0%)
   Alltel Corp. ..................   3.85    07/05/01      358,000       357,808
   Duke Energy Corporation .......   3.76    07/05/01      220,000       219,885
   McDonald's Corp ...............   4.13    07/02/01      345,000       344,921
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $922,614) 7.0% .........................................       922,614
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $13,073,822) 100.0% ....................................   $13,259,572
                                                                     ===========
------------
Abbreviations:    FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA =Government National Mortgage Association

The total value of non-investment grade securities as a percentage of the Fund's total investments is 1.8%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                           Face
                                     Rate    Maturity      Amount       Value
                                     ----    ---------   ----------    --------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. GOVERNMENT (30.4%)
   U.S. Treasury Note ...........   5.75%    11/15/05    $5,000,000  $ 5,121,050
   U.S. Treasury Note ...........   5.88     02/15/04     2,750,000    2,840,667
                                                                     -----------
                                                                       7,961,717
                                                                     -----------
AGENCIES/OTHER GOVERNMENTS (22.8%)
   FHLB .........................   5.13     03/06/06     5,000,000    4,913,300
   FHLMC ........................   6.38     11/15/06       147,039      147,313
   FNMA .........................   8.00     07/15/06       120,009      124,696
   FNMA .........................   7.00     04/25/07       442,178      453,091
   FNMA .........................   7.00     11/25/04        60,319       61,015
   FNMA .........................   6.50     11/25/05       260,152      263,972
                                                                     -----------
                                                                       5,963,387
                                                                     -----------
BASIC MATERIALS (3.3%)
   Cytec Industries, Inc. .......   6.85     05/11/05       500,000      489,315
   Millennium America Inc. ......   7.00     11/15/06       250,000      228,448
   Solutia, Inc. ................   6.72     10/15/37       150,000      145,030
                                                                     -----------
                                                                         862,793
                                                                     -----------
CONSUMER, CYCLICAL (5.6%)
   Hasbro, Inc. .................   8.50     03/15/06       500,000      485,000
   Tommy Hilfiger USA, Inc. .....   6.50     06/01/03       500,000      477,500
   Venator Group, Inc. ..........   7.00     10/15/02       500,000      490,000
                                                                     -----------
                                                                       1,452,500
                                                                     -----------
ENERGY (1.9%)
   Williams Cos., Inc. ..........   6.50     11/15/02       500,000      506,345
                                                                     -----------
FINANCIAL (24.4%)
   Bear Stearns Cos., Inc. ......   6.63     10/01/04       500,000      509,570
   Ford Motor Credit Co. ........   6.88     02/01/06       500,000      509,690
   Fremont General Corp. ........   7.70     03/17/04       250,000      190,000
   General Mtrs. Accept. Corp. ..   6.75     01/15/06       500,000      509,900
   Harleysville Group Inc. ......   6.75     11/15/03       250,000      252,755
   Heller Financial, Inc. .......   6.38     03/15/06       500,000      504,375
   Household Finance Corp. ......   6.50     01/24/06       500,000      508,315
   Nationwide Health Properties .   7.60     11/20/28       350,000      357,284
   Nationwide Health Properties .   7.90     11/20/06       250,000      247,125
   Rank Group Financial .........   6.75     11/30/04       500,000      492,060
   Residential Funding Mtge. Sec.   6.25     08/25/08       500,000      503,590
   Salomon Smith Barney Hldgs. ..   6.50     10/15/02       500,000      510,155
   Sprint Capital Corp. .........   7.13     01/30/06       500,000      503,435
   CIT Group, Inc.                  6.50     02/07/06       500,000      505,555
   Trinet Corp. Rlty. Trust, Inc.   6.75     03/01/03       300,000      290,586
                                                                     -----------
                                                                       6,394,395
                                                                     -----------
HEALTHCARE (1.9%)
   Bausch & Lomb, Inc. ..........   6.75     12/15/04       250,000      242,318
   Bausch & Lomb, Inc. ..........   6.38     08/01/03       250,000      244,508
                                                                     -----------
                                                                         486,826
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                           Face
                                     Rate    Maturity      Amount       Value
                                     ----    ---------   ----------    --------
INTERMEDIATE-TERM DEBT
  SECURITIES (CONTINUED):
INDUSTRIAL (5.7%)
   Airborne Freight Corp. .......    8.88%   12/15/02    $ 250,000    $  257,710
   Arrow Electronics, Inc. ......    8.70    10/01/05      500,000       508,785
   Crown Cork & Seal, Inc. ......    6.75    04/15/03      500,000       250,000
   Thermo Electron Corp. Inc. ...    4.25    01/01/03      500,000       475,950
                                                                      ----------
                                                                       1,492,445
                                                                      ----------
UTILITIES (1.9%)
   Constellation Energy Group ...    6.13    07/01/03      250,000       254,200
   Public Svc. Electric & Gas Co.    7.88    11/01/01      250,000       252,538
                                                                      ----------
                                                                         506,738
                                                                      ----------
Total Intermediate-Term Debt Securities
   (Cost $25,958,690) 97.9% .......................................   25,627,146
                                                                      ----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
   Archer Daniels Midland .......    3.80    07/11/01      317,000       316,632
   Honeywell International ......    3.85    07/02/01      239,000       238,949
                                                                      ----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $555,581) 2.1% ..........................................      555,581
                                                                      ----------
TOTAL INVESTMENTS
   (Cost: $26,514,271) 100.0% .....................................  $26,182,727
                                                                     ===========

------------
Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association

The total value of non-investment grade securities as a percentage of the Fund's total investments is 9.2%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                        Shares           Value
                                                       --------      -----------
COMMON STOCKS:
BASIC MATERIALS (1.7%)
  Dow Chemical Co. .........................            50,000      $  1,662,500
  Du Pont (E.I.) de Nemours & Co. ..........            76,000         3,666,240
                                                                    ------------
                                                                       5,328,740
                                                                    ------------
CONSUMER, CYCLICAL (11.8%)
  AOL Time Warner Inc.* ....................            56,910         3,016,230
  Clear Channel Communications* ............            84,180         5,278,086
  Comcast Corp. Cl A* ......................            99,020         4,297,468
  Costco Wholesale Corp.* ..................            17,900           735,332
  Home Depot, Inc. .........................            36,260         1,687,903
  Mattel, Inc.* ............................           197,470         3,736,132
  New York Times Co. Cl A ..................            24,280         1,019,760
  Omnicom Group, Inc. ......................            52,790         4,539,940
  RadioShack Corp. .........................            25,000           762,500
  Sears Roebuck & Co. ......................            90,700         3,837,517
  Tricon Global Restaurants Inc. ...........            63,640         2,793,796
  Univision Communications, Inc. ...........            81,800         3,499,404
  Viacom, Inc. Cl B* .......................             3,600           186,300
  Wal-Mart Stores, Inc. ....................            49,550         2,418,040
                                                                    ------------
                                                                      37,808,408
                                                                    ------------
CONSUMER, NON-CYCLICAL (0.2%)
  Coca-Cola Co. ............................             5,590           251,550
  Proctor & Gamble Co. .....................             3,670           234,146
                                                                    ------------
                                                                         485,696
                                                                    ------------
ENERGY (2.4%)
  Conoco, Inc. .............................            65,130         1,882,257
  Exxon Mobil Corp. ........................            43,500         3,799,725
  Royal Dutch Petroleum Co. (N.Y.) .........            32,120         1,871,632
                                                                    ------------
                                                                       7,553,614
                                                                    ------------
FINANCIAL (12.2%)
  Aflac, Inc. ..............................            24,300           765,207
  Allstate Corp. ...........................           102,100         4,491,379
  American Int'l. Group, Inc. ..............            59,410         5,109,260
  Amsouth Bancorporation ...................           179,630         3,321,359
  Bank of America Corp. ....................            53,530         3,213,406
  Citigroup, Inc. ..........................             1,303            68,851
  Fifth Third Bancorp ......................             5,800           348,290
  J.P. Morgan Chase & Co. ..................             2,300           102,580
  MGIC Investment Corp. ....................            24,700         1,794,208
  National City Corp. ......................           139,920         4,306,738
  Paychex, Inc. ............................            23,100           924,000
  Safeco Corp. .............................           190,000         5,605,000
  Union Planters Corp. .....................           131,400         5,729,040
  US Bancorp ...............................            31,970           728,596
  Washington Mutual, Inc. ..................            73,600         2,763,680
                                                                    ------------
                                                                      39,271,594
                                                                    ------------
HEALTHCARE (8.0%)
  Biogen, Inc.* ............................            53,500         2,908,260
  Bristol-Myers Squibb Co. .................             3,430           179,389
  HCA, Inc. ................................            72,800         3,289,832
  IMS Health, Inc. .........................           118,500         3,377,250
  Johnson & Johnson ........................           111,780         5,589,000
  Lilly (Eli) & Co. ........................             6,650           492,100
  Merck & Co., Inc. ........................             2,260           144,437
  Pfizer, Inc. .............................             7,060           282,753
  Quintiles Transnational Corp.* ...........           245,000         6,186,250
  Tenet Healthcare Corp.* ..................            62,900         3,245,011
                                                                    ------------
                                                                      25,694,282
                                                                    ------------
INDUSTRIAL (5.6%)
  Allied Waste Industries, Inc.* ...........            20,000           373,600
  Concord EFS, Inc.* .......................            50,000         2,600,500
  Equifax, Inc. ............................            31,900         1,170,092
  General Electric Co. .....................            71,620         3,491,475
  Pactiv Corp.* ............................            10,000           134,000
  Tyco International Ltd. ..................               800            43,600
  United Technologies Corp. ................            61,350         4,494,501
  Waste Management, Inc. ...................           188,000         5,794,160
                                                                    ------------
                                                                      18,101,928
                                                                    ------------
TECHNOLOGY (12.7%)
  Adobe Systems, Inc. ......................            28,100         1,320,700
  Advanced Micro Devices, Inc.* ............            61,000         1,761,680
  Autodesk, Inc. ...........................            15,170           565,841
  BMC Software, Inc.* ......................            23,000           518,420
  Cisco Systems, Inc.* .....................           232,000         4,222,400
  Dell Computer Corp.* .....................            76,350         2,033,200
  EMC Corp.* ...............................           129,880         3,773,014
  Intel Corp. ..............................            55,620         1,626,885
  Intl. Business Machines Corp. ............            53,660         6,063,580
  Intuit, Inc.* ............................             9,800           391,902
  Mercury Interactive Corp.* ...............            37,000         2,216,300
  Microsoft Corp.* .........................           132,160         9,647,680
  Oracle Corp.* ............................           199,080         3,782,520
  Peoplesoft, Inc.* ........................            12,300           605,529
  Siebel Systems, Inc.* ....................            11,700           548,730
  Sun Microsystems, Inc.* ..................           117,080         1,840,498
                                                                    ------------
                                                                      40,918,880
                                                                    ------------
TELECOMMUNICATIONS (1.9%)
  Alltel Corp. .............................            42,700         2,615,802
  SBC Communications, Inc. .................               340            13,620
  Qwest Communications Intl ................            63,260         2,016,096
  Sprint Corp. (PCS Group)* ................            46,000         1,110,900
  Verizon Communications ...................             8,950           478,825
                                                                    ------------
                                                                       6,235,243
                                                                    ------------
UTILITIES (0.4%)
  Public Svc. Enterprise Group .............            24,780         1,211,742
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $178,444,626) 56.9% ...............                        $182,610,127
                                                                    ============

------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                          Face
                                     Rate   Maturity     Amount        Value
                                    ------  --------   ----------    ---------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
   U.S. Treasury Bond ............   6.13%  11/15/27  $ 7,000,000   $  7,205,590
                                                                    ------------
AGENCIES/OTHER GOVTS. (6.7%)
   Connecticut Housing Fin. Auth .   7.63   05/15/21    1,000,000      1,008,020
   FHLB ..........................   0.00   07/07/17   25,000,000      7,082,000
   FHLB ..........................   0.00   07/14/17   25,000,000      7,058,500
   FHLMC .........................   7.63   09/09/09    2,500,000      2,555,475
   FHLMC .........................   8.00   07/15/06      120,009        124,696
   FNMA ..........................   6.50   07/25/20        3,828          3,817
   FNMA ..........................   7.00   11/25/05       42,360         42,240
   Republic of Iceland ...........   6.13   02/01/04    2,500,000      2,556,225
   Suffolk County, New York ......   5.88   11/01/05      750,000        756,892
   Suffolk County, New York ......   5.80   11/01/04      250,000        253,818
                                                                    ------------
                                                                      21,441,683
                                                                    ------------
BASIC MATERIALS (3.5%)
   Georgia-Pacific (Timber Group)    8.63   04/30/25    2,000,000      1,895,100
   Inco Ltd. .....................   9.60   06/15/22    2,500,000      2,445,175
   Millennium America Inc. .......   7.63   11/15/26    2,500,000      1,880,300
   PolyOne Corp. .................   7.50   12/15/15    1,000,000        952,170
   Praxair, Inc. .................   6.90   11/01/06    2,500,000      2,571,550
   Solutia, Inc. .................   6.72   10/15/37    1,500,000      1,450,305
                                                                    ------------
                                                                      11,194,600
                                                                    ------------
CONSUMER, CYCLICAL (5.5%)
   Centex Corp. ..................   7.38   06/01/05    2,000,000      1,990,940
   Fruit of the Loom, Inc. (1) ...   7.00   03/15/11    1,000,000        360,000
   Fruit of the Loom, Inc. (1) ...   7.38   11/15/23      500,000        280,000
   Hasbro, Inc. ..................   8.50   03/15/06    4,000,000      3,880,000
   Kellwood, Co. .................   7.88   07/15/09    2,500,000      2,186,550
   Neiman-Marcus Group, Inc. .....   7.13   06/01/28    2,500,000      2,003,350
   Polaroid Corp. (2) ............   7.25   01/15/07    1,000,000        260,000
   Pulte Homes Inc. ..............   7.63   10/15/17    2,500,000      2,195,575
   Shopko Stores, Inc. ...........   9.00   11/15/04    1,000,000        740,000
   Tommy Hilfiger USA, Inc. ......   6.50   06/01/03    2,850,000      2,721,750
   Venator Group, Inc. ...........   7.00   10/15/02    1,000,000        980,000
                                                                    ------------
                                                                      17,598,165
                                                                    ------------
CONSUMER, NON-CYCLICAL (1.3%)
   Ralston Purina Co. ............   8.63   02/15/22    2,500,000      2,900,275
   Supervalu, Inc. ...............   8.88   11/15/22    1,500,000      1,374,480
                                                                    ------------
                                                                       4,274,755
                                                                    ------------
ENERGY (5.0%)
   Lyondell Chemical Co. .........  10.25   11/01/10    2,500,000      2,522,075
   Pennzoil-Quaker State Co. .....   9.40   12/01/02    5,000,000      5,048,200
   Southern Union Co. ............   7.60   02/01/24    5,000,000      4,565,800
   Tosco Corp. ...................   8.25   05/15/03    2,500,000      2,626,475
   Williams Cos., Inc. ...........   6.50   11/15/02    1,000,000      1,012,690
                                                                    ------------
                                                                      15,775,240
                                                                    ------------
FINANCIAL (6.0%)
   Berkley (W.R.) Corp. ..........   8.70   01/01/22    1,500,000      1,410,525
   Chase Manhattan Corp. .........   6.88   12/12/12    2,500,000      2,419,400
   Executive Risk, Inc. ..........   7.13   12/15/07    1,000,000      1,024,910
   Fairfax Financial Holdings, Ltd   8.25   10/01/15      500,000        390,355
   First American Corp. ..........   7.55   04/01/28    2,250,000      1,806,525

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                          Face
                                     Rate   Maturity     Amount        Value
                                    ------  --------   ----------    ---------
LONG-TERM DEBT
  SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)

Fremont General Corp. ............   7.70%  03/17/04 $  1,500,000   $  1,140,000
   Harleysville Group Inc. .......   6.75   11/15/03    1,000,000      1,011,020
   Lehman Brothers Holdings, Inc.    0.00   07/28/28    3,250,000        358,898
   Morgan (J.P.) & Co., Inc. .....   0.00   04/15/27   10,000,000      1,515,900
   Nationwide Health Properties ..   7.90   11/20/06    5,000,000      4,942,500
   SunAmerica, Inc. ..............   9.95   02/01/12    2,000,000      2,504,940
   Vesta Insurance Group, Inc. ...   8.75   07/15/25    1,000,000        665,280
                                                                    ------------
                                                                      19,190,253
                                                                    ------------
HEALTHCARE (1.8%)
   Aventis S.A ...................   7.75   01/15/02    1,000,000      1,012,740
   Bausch & Lomb, Inc. ...........   6.75   12/15/04    2,500,000      2,423,175
   Bausch & Lomb, Inc. ...........   6.38   08/01/03    2,500,000      2,445,075
                                                                    ------------
                                                                       5,880,990
                                                                    ------------
INDUSTRIAL (3.0%)
   Arrow Electronics, Inc. .......   8.70   10/01/05      500,000        508,784
   Borg-Warner, Inc. .............   8.00   10/01/19    5,000,000      4,943,350
   Clark Equipment Co. ...........   8.35   05/15/23    1,500,000      1,518,270
   Owens Corning (3) .............   7.00   03/15/09    1,500,000        420,000
   Thermo Electron Corp. .........   4.25   01/01/03    2,500,000      2,379,750
                                                                    ------------
                                                                       9,770,154
                                                                    ------------
UTILITIES (1.2%)
   New Orleans Public Service ....   8.00   03/01/06    1,000,000      1,001,270
   UtiliCorp United, Inc. ........   8.00   03/01/23    3,000,000      2,835,030
                                                                    ------------
                                                                       3,836,300
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $121,160,322) 36.2% ....................................   116,167,730
                                                                    ------------

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER: (6.9%)
   Alltel Corp. ..................   3.85   07/05/01    3,879,000      3,876,925
   American Express Credit Corp. .   3.75   07/05/01    6,120,000      6,116,812
   SBC Communications Inc. .......   4.15   07/02/01    6,270,000      6,268,554
   Wisconsin Gas Co ..............   3.77   07/06/01    6,000,000      5,996,229
                                                                    ------------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $22,258,520) (6.9%) .....................................   22,258,520
                                                                    ------------

TOTAL INVESTMENTS
   (Cost: $321,863,468) 100.0% .................................... $321,036,377
                                                                    ============
------------
(1) Issuer has filed for Chapter XI bankruptcy law protection; income payments are continuing during the reorganization.
(2) Issuer defaulted effective July 15, 2001; income accrual has been suspended.
(3) Issuer has filed for Chapter XI bankruptcy law protection; income accrual has been suspended.

The total value of non-investment grade securities as a percentage of the Fund's total investments is 6.8%.

Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association


   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                        Shares           Value
                                                       --------      -----------
COMMON STOCKS:
BASIC MATERIALS (2.2%)
  Cabot Corp. ..................................          78,680    $  2,834,054
  Newmont Mining Corp. .........................         100,000       1,861,000
  OM Group Inc. ................................          30,000       1,687,500
                                                                    ------------
                                                                       6,382,554
                                                                    ------------
CONSUMER, CYCLICAL (18.2%)
  Adelphia Communications Cl A* ................          51,930       2,129,130
  Barnes & Noble, Inc.* ........................         103,270       4,063,674
  BEBE Stores Inc.* ............................          70,000       2,041,200
  Brunswick Corp. ..............................          75,000       1,802,250
  California Pizza Kitchen Inc.* ...............          66,703       1,550,845
  CBRL Group, Inc. .............................         125,550       2,128,072
  Chico's Fas, Inc.* ...........................          55,000       1,636,250
  Copart Inc.* .................................         125,000       3,656,250
  Cox Radio, Inc.* .............................          70,810       1,972,059
  dELiAs Corporation Cl A* .....................         600,000       4,800,000
  Dress Barn, Inc.* ............................          75,000       1,706,250
  Guitar Center Inc.* ..........................         175,000       3,697,750
  J. Jill Group Inc* ...........................         106,210       2,150,753
  P.F. Changs China Bistro Inc.* ...............         133,700       5,067,230
  Polo Ralph Lauren Corp.* .....................         119,330       3,078,714
  Quiksilver, Inc.* ............................         100,000       2,500,000
  Sonic Corp.* .................................          89,380       2,836,027
  Tommy Hilfiger Corp.* ........................         212,160       2,970,240
  Westwood One, Inc.* ..........................         100,000       3,685,000
                                                                    ------------
                                                                      53,471,694
                                                                    ------------
CONSUMER, NON-CYCLICAL (1.5%)
  Corinthian Colleges, Inc.* ...................          75,000       3,530,250
  Princeton Review, Inc.* ......................         124,430       1,070,098
                                                                    ------------
                                                                       4,600,348
                                                                    ------------
ENERGY (8.3%)
  Arch Coal Inc. ...............................          78,000       2,017,860
  CONSOL Energy, Inc. ..........................          66,000       1,669,800
  Grey Wolf Inc.* ..............................         549,770       2,199,080
  Hexcel Corp.* ................................         157,360       2,006,340
  Lyondell Petrochemical Co. ...................         141,610       2,177,962
  Mitchell Energy & Dev. Corp. .................          97,570       4,512,613
  Murphy Oil Corp. .............................          48,940       3,601,984
  National-Oilwell Inc.* .......................          43,270       1,159,636
  Patterson-UTI Energy, Inc.* ..................          50,000         893,500
  Pioneer Natural Resources Co.* ...............         175,000       2,983,750
  Westport Resources Corp.* ....................          55,930       1,174,530
                                                                    ------------
                                                                      24,397,055
                                                                    ------------
FINANCIAL (10.7%)
  Astoria Financial Corp. ......................          44,220       2,432,100
  Cullen/Frost Bankers, Inc. ...................          50,000       1,692,500
  First Midwest Bancorp ........................         133,890       3,969,839
  HCC Insurance Holdings, Inc. .................         100,000       2,450,000
  Hudson United Bancorp ........................          60,900       1,552,950
  New York Community Bancorp, Inc. .............          35,062       1,320,084
  R & G Financial Corp. Cl B ...................         110,910       1,780,105
  Richmond County Finl. Corp. ..................         143,922       5,399,953
  SEI Investments ..............................          30,000       1,422,000
  Southwest Bancorp of Texas* ..................          92,710       2,800,769
  Specrasite Holdings Inc.* ....................         314,990       2,280,528
  Sterling Bancshares, Inc. ....................          60,910       1,168,254
  Triad Guaranty* ..............................          83,000       3,320,000
                                                                    ------------
                                                                      31,589,082
                                                                    ------------
HEALTHCARE (11.4%)
  Advance PCS* .................................          50,000       3,202,500
  Apria Healthcare Group, Inc.* ................         103,680       2,991,168
  Brunker Daltonics Inc.* ......................          84,870       1,278,990
  Caremark RX Inc. Com* ........................         200,000       3,290,000
  Edwards Lifesciences Corp. ...................         135,000       3,558,600
  Exact Sciences Corp.* ........................         137,530       1,892,412
  Laboratory Corp. of America* .................          40,000       3,076,000
  Lifepoint Hospitals Inc.* ....................          31,600       1,399,248
  Neurocrine Biosciences, Inc.* ................          38,270       1,530,417
  Province Healthcare Co.* .....................          37,490       1,323,022
  Rightchoice Managed Care* ....................          75,970       3,373,068
  Triad Hospitals, Inc.* .......................          51,280       1,511,222
  Universal Health Services Cl B* ..............          27,540       1,253,070
  Varian Medical Systems, Inc.* ................          53,050       3,793,075
                                                                    ------------
                                                                      33,472,792
                                                                    ------------
INDUSTRIAL (27.5%)
  ABM Industries Inc. ..........................          50,000       1,862,500
  Alexander & Baldwin, Inc. ....................          78,680       2,026,010
  Alliant TechSystems Inc.* ....................          77,900       7,003,210
  Apollo Group, Inc. Cl A* .....................          50,000       2,122,500
  Borg-Warner, Inc. ............................          30,000       1,488,600
  Cal Dive International, Inc.* ................          50,000       1,230,000
  Caliper Technologies Corp.* ..................          43,050         906,203
  Cambrex Corp .................................          55,070       2,785,441
  Carbo Ceramics Inc ...........................          20,000         741,000
  Chicago Bridge & Iron N.V. (N.Y.) ............          70,000       2,369,500
  Covenant Transport, Inc. Cl A* ...............         166,840       2,077,158
  CSG Systems Intl., Inc.* .....................          50,000       2,838,000
  EMCOR Group Inc.* ............................          50,000       1,807,500
  Engelhard Corp. ..............................          50,000       1,289,500
  Expeditors Int'l Wash., Inc. .................          48,360       2,901,552
  Florida Rock Industries ......................          35,040       1,643,376
  FMC Corp.* ...................................          20,000       1,371,200
  Goodrich Corporation .........................          43,780       1,662,764
  Granite Construction .........................          67,500       1,715,850
  Insight Communications Co.* ..................          78,680       1,967,000
  Jacobs Engineering Group, Inc. ...............          25,000       1,630,750
  Kaydon Corp. .................................          55,000       1,410,750
  Kirby Corp.* .................................         102,090       2,516,519
  Landstar System, Inc.* .......................          41,470       2,820,789
  Lear Corp.* ..................................          45,000       1,570,500
  Millipore Corp. ..............................          25,000       1,549,500
  Mobile Mini Inc.* ............................          91,270       3,010,085
  Omi Corp* ....................................         339,890       1,906,783
  Pactiv Corp.* ................................         100,000       1,340,000
  Precision Castparts Corp. ....................          52,660       1,970,537
  R.H. Donnelley Corp.* ........................         197,900       6,332,800
  Superior Industries Intl .....................          40,000       1,532,000
  Teekay Shipping Corp.* .......................          62,740       2,510,855
  Teleflex, Inc. ...............................          35,000       1,540,000
  Trimeris Inc.* ...............................          20,200       1,011,414
  Valspar Corp. ................................          50,000       1,775,000
  Waste Connections Inc.* ......................          75,000       2,700,000
  Xoma, Ltd.* ..................................         115,000       1,961,900
                                                                    ------------
                                                                      80,899,046
                                                                    ------------
TECHNOLOGY (8.2%)
  Activision, Inc.* ............................          37,000       1,452,250
  Autodesk, Inc. ...............................          62,940       2,347,662
  Cirrus Logic, Inc.* ..........................         130,000       2,993,900

-----------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                        Shares           Value
                                                       --------      -----------
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
  Cytyc Corp.* .................................         106,100    $  2,445,605
  National Instruments Corp.* ..................         157,590       5,113,796
  Seachange Intl. Inc.* ........................         202,870       3,657,746
  TETRA Technologies Inc.* .....................         100,000       2,445,000
  Varian, Inc.* ................................          43,057       1,390,741
  Verity Inc.* .................................         119,600       2,386,020
                                                                    ------------
                                                                      24,232,720
                                                                    ------------
UTILITIES (0.8%)
  Black Hills Corp. ............................          60,000       2,413,800
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $253,741,069) 88.8% ...................                    $261,459,091
                                                                    ============

----------
* Non-income producing security.

                                                                         Face
                                   Rate   Maturity      Amount           Value
                                 -------- ---------   -----------    -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (11.2%)
   Alltel Corp. ................   3.85%   07/05/01   $3,261,000    $  3,259,255
   Alltel Corp. ................   3.86    07/06/01    2,500,000       2,498,391
   Enron Funding Group .........   4.20    07/02/01    6,990,000       6,988,369
   Florida Power & Light Co. ...   3.90    07/05/01    5,248,000       5,245,157
   Novartis Finance Corp. ......   4.05    07/06/01    4,530,000       4,526,942
   SBC Communications Inc. .....   4.15    07/02/01    6,530,000       6,528,494
   Wisconsin Gas Co. ...........   3.77    07/06/01    4,000,000       3,997,486
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $33,044,094) 11.2% ......................................   33,044,094
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $286,785,163) 100.0% .................................... $294,503,185
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2001, (Unaudited)

                                                                                                Mid-Cap
                                              Money Market    All America    Equity Index    Equity Index        Bond
                                                  Fund           Fund            Fund            Fund            Fund
                                              ------------    -----------    ------------    ------------      ---------
ASSETS:
Investments at market value
  (Cost:
  Money Market Fund -- $97,835,488
  All America Fund -- $520,339,262
  Equity Index Fund -- $400,944,056
  Mid-Cap Equity Index Fund
    -- $103,273,374
   Bond Fund -- $475,164,364)
   (Notes 1 and 3) ........................   $97,833,716    $689,421,338    $463,403,529    $106,789,684    $462,225,110
Cash ......................................        20,422      16,473,568          12,013         247,933          67,524
Interest and dividends receivable .........            --         411,335         335,870          61,467       8,255,498
Receivable for securities sold ............            --       4,880,548         265,529          42,295             232
                                              -----------    ------------    ------------    ------------    ------------
TOTAL ASSETS ..............................    97,854,138     711,186,789     464,016,941     107,141,379     470,548,364
                                              -----------    ------------    ------------    ------------    ------------
LIABILITIES:
Payable for securities purchased ..........            --      33,394,265         508,341         142,435              --
                                               ----------     -----------     -----------     -----------     -----------
Net Assets ................................   $97,854,138    $677,792,524    $463,508,600    $106,998,944    $470,548,364
                                              ===========    ============    ============    ============    ============
NUMBER OF SHARES
   OUTSTANDING (NOTE 4) ...................    79,270,566     297,352,145     209,760,377      88,049,820     339,947,351
                                              ===========    ============    ============    ============    ============
NET ASSET VALUES, offering and
   redemption price per share .............         $1.23           $2.28           $2.21           $1.22           $1.38
                                                    =====           =====           =====           =====           =====


                                                              Short-Term       Mid-Term       Composite   Aggressive Equity
                                                               Bond Fund       Bond Fund        Fund            Fund
                                                              ----------       ----------     ---------   -----------------
ASSETS:
Investments at market value
   (Cost:
   Short-Term Bond Fund -- $13,073,822
   Mid-Term Bond Fund -- $26,514,271
   Composite Fund -- $321,863,468
   Aggressive Equity Fund -- $286,785,163)
   (Notes 1 and 3) ......................................     $13,259,572     $26,182,727    $321,036,377    $294,503,185
Cash                                                                6,916          85,658           9,642          19,379
Interest and dividends receivable .......................          89,782         400,763       2,051,593          97,898
Receivable for securities sold ..........................          58,757              --      40,668,543      12,320,079
                                                              -----------     -----------    ------------    ------------
TOTAL ASSETS ............................................      13,415,027      26,669,148     363,766,155     306,940,541
                                                              -----------     -----------    ------------    ------------
LIABILITIES:
Payable for securities purchased ........................              --              --      51,360,896      12,508,076
                                                              -----------     -----------    ------------    ------------
NET ASSETS ..............................................     $13,415,027     $26,669,148    $312,405,259    $294,432,465
                                                              ===========     ===========    ============    ============
NUMBER OF SHARES OUTSTANDING (Note 4) ...................      12,801,892      29,533,021     204,099,366     179,054,198
                                                              ===========     ===========    ============    ============
NET ASSET VALUES, offering and
   redemption price per share ...........................           $1.05           $0.90           $1.53           $1.64
                                                                    =====           =====           =====           =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                             Mid-Cap
                                           Money Market    All America    Equity Index     Equity Index       Bond
                                               Fund           Fund            Fund             Fund           Fund
                                          ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..........................     $       --    $  3,344,961    $  2,780,710    $    489,814    $         --
   Interest ...........................      3,751,178         482,159          11,278         165,473      19,784,123
                                          ------------    ------------    ------------    ------------    ------------
Total income ..........................      3,751,178       3,827,120       2,791,988         655,287      19,784,123
                                          ------------    ------------    ------------    ------------    ------------
Expenses:
   Investment advisory fees (Note 2) ..        177,262       1,687,478         285,262          60,013       1,251,828
                                          ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME .................      3,573,916       2,139,642       2,506,726         595,274      18,532,295
                                          ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (NOTE 1):
Net realized gain (loss) on investments          4,658       1,452,774       9,853,562        (131,030)        777,917
Net unrealized appreciation
   (depreciation) of investments ......         (1,772)    (80,695,906)    (46,358,255)        484,656       9,958,651
                                          ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .........          2,886     (79,243,132)    (36,504,693)        353,626      10,736,568
                                          ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $  3,576,802    $(77,103,490)   $(33,997,967)   $    948,900    $ 29,268,863
                                          ============    ============    ============    ============    ============

                                                                                          Aggressive
                                          Short-Term      Mid-Term      Composite           Equity
                                           Bond Fund      Bond Fund       Fund               Fund
                                          -----------    -----------   -----------       -------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..........................   $         --   $         --    $    992,547    $    787,233
   Interest ...........................        474,838        630,577       5,728,567       1,030,879
                                          ------------   ------------    ------------    ------------
Total income ..........................        474,838        630,577       6,721,114       1,818,112
                                          ------------   ------------    ------------    ------------
Expenses:
   Investment advisory fees (Note 2) ..         35,517         49,886         773,464       1,190,598
                                          ------------   ------------    ------------    ------------
NET INVESTMENT INCOME .................        439,321        580,691       5,947,650         627,514
                                          ------------   ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments          5,559           (151)    (20,931,357)      2,715,182
Net unrealized appreciation
   (depreciation) of investments ......        118,932        339,770         685,547     (22,869,374)
                                          ------------   ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ..............        124,491        339,619     (20,245,810)    (20,154,192)
                                          ------------   ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $    563,812   $    920,310    $(14,298,160)   $(19,526,678)
                                          ============   ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS


                                             Money Market Fund                All America Fund                Equity Index Fund
                                        ---------------------------     ---------------------------     ----------------------------
                                         For the Six      For the        For the Six      For the        For the Six      For the
                                         Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                        June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                         (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                         -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income .............   $   3,573,916  $   6,337,915  $   2,139,642   $   5,536,058   $   2,506,726   $   6,005,029
  Net realized gain (loss)
    on investments ..................           4,658         (4,025)     1,452,774     138,600,086       9,853,562      37,660,018
  Unrealized appreciation
  (depreciation) of investments .....          (1,772)          --      (80,695,906)   (182,303,788)    (46,358,255)    (93,485,685)
                                        -------------  -------------  -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........       3,576,802      6,333,890    (77,103,490)    (38,167,644)    (33,997,967)    (49,820,638)
                                        -------------  -------------  -------------   -------------   -------------   -------------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ..      90,295,356    250,400,600     72,834,066     185,152,725     125,824,200     113,099,379
  Dividends reinvested ..............            --        6,309,195           --       165,352,359            --        47,533,185
  Cost of shares redeemed ...........    (136,916,441)  (189,416,525)   (88,604,468)   (261,962,171)   (127,249,866)   (147,615,772)
  Dividend distributions ............            --       (6,309,195)          --      (165,352,359)           --       (47,533,185)
                                        -------------  -------------  -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ...     (46,621,085)    60,984,075    (15,770,402)    (76,809,446)     (1,425,666)    (34,516,393)
                                        -------------  -------------  -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS ...     (43,044,283)    67,317,965    (92,873,892)   (114,977,090)    (35,423,633)    (84,337,031)
NET ASSETS, BEGINNING OF PERIOD/YEAR      140,898,421     73,580,456    770,666,416     885,643,506     498,932,233     583,269,264
                                        -------------  -------------  -------------   -------------   -------------   -------------
NET ASSETS, END OF PERIOD/YEAR ......   $  97,854,138  $ 140,898,421  $ 677,792,524   $ 770,666,416   $ 463,508,600   $ 498,932,233
                                        =============  =============  =============   =============   =============   =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ...................   $  94,144,912  $ 140,765,997  $ 511,659,021     $ 527,429,4   $ 401,158,718   $ 402,584,384
  Accumulated undistributed net
    investment income (loss) ........       3,724,975        151,059       (713,103)     (2,852,745)      2,587,966          81,240
  Accumulated undistributed net
    realized gain (loss) on
    investments .....................         (13,977)       (18,635)    (2,235,470)     (3,688,244)     (2,697,557)    (12,551,119)
  Unrealized appreciation
    (depreciation) of investments ...          (1,772)          --      169,082,076     249,777,982      62,459,473     108,817,728
                                        -------------  -------------  -------------   -------------   -------------   -------------
NET ASSETS, END OF PERIOD/YEAR ......   $  97,854,138  $ 140,898,421  $ 677,792,524   $ 770,666,416   $ 463,508,600   $ 498,932,233
                                        =============  =============  =============   =============   =============   =============


                                               Mid-Cap Equity                                                   Short-Term
                                                 Index Fund                       Bond Fund                      Bond Fund
                                        ---------------------------     ----------------------------    ----------------------------
                                         For the Six      For the        For the Six      For the        For the Six      For the
                                         Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                        June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                         (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                         -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income ...............     $ 595,274      $ 910,162   $ 18,532,295    $ 37,336,449       $ 439,321       $ 715,227
  Net realized gain (loss) on
    investments .......................      (131,030)     5,691,989        777,917       1,462,029           5,559             (10)
  Unrealized appreciation
    (depreciation) of investments .....       484,656      1,201,185      9,958,651       4,096,082         118,932         172,976
                                         ------------   ------------   ------------    ------------     -----------     -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ..........................       948,900      7,803,336     29,268,863      42,894,560         563,812         888,193
                                         ------------   ------------   ------------    ------------     -----------     -----------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ....    71,388,180     74,233,662     24,481,191      68,706,790       4,651,723       4,723,205
  Dividends reinvested                             --      6,061,031             --       37,475,240             --         726,466
  Cost of shares redeemed .............   (60,019,488)   (21,302,780)   (96,225,790)    (64,869,571)     (4,282,580)     (5,469,508)
  Dividend distributions ..............            --     (6,061,031)            --     (37,475,240)             --        (726,466)
                                         ------------   ------------   ------------    ------------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS .....    11,368,692     52,930,882    (71,744,599)      3,837,219         369,143        (746,303)
                                         ------------   ------------   ------------    ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS .....    12,317,592     60,734,218    (42,475,736)     46,731,779         932,955         141,890
NET ASSETS, BEGINNING OF PERIOD/YEAR ..    94,681,352     33,947,134    513,024,100     466,292,321      12,482,072      12,340,182
                                         ------------   ------------   ------------    ------------     -----------     -----------
NET ASSETS, END OF PERIOD/YEAR ........  $106,998,944   $ 94,681,352   $470,548,364    $513,024,100     $13,415,027     $12,482,072
                                         ============   ============   ============    ============     ===========     ===========
COMPONENTS OF NET ASSETS:
  Paid-in capital .....................  $101,750,069   $ 90,381,377   $469,182,148    $540,926,747     $12,861,857     $12,492,714
  Accumulated undistributed net
    investment income (loss) ..........       605,799         10,525     17,778,663        (753,632)        448,347           9,026
  Accumulated undistributed net
    realized gain (loss) on
    investments .......................     1,126,766      1,257,796     (3,473,193)     (4,251,110)        (80,927)        (86,486)
  Unrealized appreciation
    (depreciation) of investments .....     3,516,310      3,031,654    (12,939,254)    (22,897,905)        185,750          66,818
                                         ------------   ------------   ------------    ------------     -----------     -----------
NET ASSETS, END OF PERIOD/YEAR ........  $106,998,944   $ 94,681,352   $470,548,364    $513,024,100     $13,415,027     $12,482,072
                                         ============   ============   ============    ============     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                 Mid-Term
                                                 Bond Fund                     Composite Fund              Aggressive Equity Fund
                                        ---------------------------     ----------------------------    ----------------------------
                                         For the Six      For the        For the Six      For the        For the Six      For the
                                         Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                        June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                         (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                         -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income ...............   $   580,691     $  830,597    $ 5,947,650    $ 11,822,078    $    627,514     $ 1,906,287
  Net realized gain (loss) on
    investments .......................          (151)       (12,070)   (20,931,357)     42,074,462       2,715,182      52,465,466
  Unrealized appreciation
    (depreciation) of investments .....       339,770       (187,875)       685,547     (55,616,939)    (22,869,374)    (60,187,966)
                                          -----------    -----------   ------------    ------------    ------------   -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ..........................       920,310        630,652    (14,298,160)     (1,720,399)    (19,526,678)     (5,816,213)
                                          -----------    -----------   ------------    ------------    ------------   -------------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ....    17,533,740      5,155,644      3,331,937      31,538,952      34,773,214     162,396,998
  Dividends reinvested ................            --        838,802             --      54,032,821              --      55,112,517
  Cost of shares redeemed .............    (5,984,804)    (4,769,977)   (17,568,629)    (52,735,710)    (29,963,951)   (125,698,787)
  Dividend distributions ..............            --       (838,802)            --     (54,032,821)             --     (55,112,517)
                                          -----------    -----------   ------------    ------------    ------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM CAPITAL SHARE
  TRANSACTIONS ........................    11,548,936        385,667    (14,236,692)    (21,196,758)      4,809,263      36,698,211
                                          -----------    -----------   ------------    ------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS .....    12,469,246      1,016,319    (28,534,852)    (22,917,157)    (14,717,415)     30,881,998
NET ASSETS, BEGINNING OF PERIOD/YEAR ..    14,199,902     13,183,583    340,940,111     363,857,268     309,149,880     278,267,882
                                          -----------    -----------   ------------    ------------    ------------   -------------
NET ASSETS, END OF PERIOD/YEAR ........   $26,669,148    $14,199,902   $312,405,259    $340,940,111    $294,432,465   $ 309,149,880
                                          ===========    ===========   ============    ============    ============   =============
Components of Net Assets:
  Paid-in capital .....................   $27,688,405   $16,139,469    $330,039,189    $344,275,881    $286,483,303   $ 281,674,040
  Accumulated undistributed net
    investment income (loss) ..........       508,380        (72,311)     6,672,796         725,146         644,133          16,619
  Accumulated undistributed net realized
    gain (loss) on investments ........    (1,196,093)    (1,195,942)   (23,479,635)     (2,548,278)       (412,993)     (3,128,175)
  Unrealized appreciation (depreciation)
    of investments ....................      (331,544)      (671,314)      (827,091)     (1,512,638)      7,718,022      30,587,396
                                          -----------    -----------   ------------    ------------    ------------   -------------
NET ASSETS, END OF PERIOD/YEAR ........   $26,669,148    $14,199,902   $312,405,259    $340,940,111    $294,432,465   $ 309,149,880
                                          ===========    ===========   ============    ============    ============   =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding during the six months ended June 30, 2001, and throughout each of the previous five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below.


                                                                    Money Market Fund
                                             --------------------------------------------------------------
                                             Six Months
                                               Ended                    Years Ended December 31,
                                           June 30, 2001   ------------------------------------------------
                                            (Unaudited)      2000       1999      1998     1997      1996
                                           ------------    -------    -------   -------   -------   -------
Net Asset Value, Beginning of Period/Year .   $  1.20      $  1.19    $  1.18   $  1.18   $  1.19   $  1.18
                                              -------      -------    -------   -------   -------   -------
Income From Investment Operations:
  Net Investment Income ...................      0.04         0.07       0.06      0.06      0.07      0.06

  Net Gains or (Losses) on Securities
     realized and unrealized ..............     (0.01)        --         --        --        --        --
                                              -------      -------    -------   -------   -------   -------
Total From Investment Operations ..........      0.03         0.07       0.06      0.06      0.07      0.06
                                              -------      -------    -------   -------   -------   -------
Less: Dividend Distributions:
  From Net Investment Income ..............      --          (0.06)     (0.05)    (0.06)    (0.08)    (0.05)
                                              -------      -------    -------   -------   -------   -------
Total Distributions .......................      --          (0.06)     (0.05)    (0.06)    (0.08)    (0.05)
                                              -------      -------    -------   -------   -------   -------
Net Asset Value, End of Period/Year .......   $  1.23      $  1.20    $  1.19   $  1.18   $  1.18   $  1.19
                                              =======      =======    =======   =======   =======   =======

Total Return (%) ..........................       2.5          6.2        5.1       5.4       5.5       5.3

Net Assets, End of Period/Year ($ millions)        98          141         74        81        68        78

Ratio of Expenses to Average Net Assets (%)      0.25(a)      0.25       0.25      0.25      0.25      0.25

Ratio of Net Investment Income to Average
   Net Assets (%) .........................      4.97(a)      6.17       4.93      5.26      5.32      5.21

Portfolio Turnover Rate (b) ...............       N/A          N/A        N/A       N/A       N/A       N/A

----------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities. N/A = Not Applicable.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                      All America Fund
                                           --------------------------------------------------------------------
                                             Six Months
                                               Ended                    Years Ended December 31,
                                           June 30, 2001    ---------------------------------------------------
                                            (Unaudited)       2000       1999       1998      1997       1996
                                           ------------     -------    -------    -------    -------    -------
Net Asset Value, Beginning of Period/Year .   $  2.54       $  3.37    $  2.90    $  2.71    $  2.44    $  2.13
                                              -------       -------    -------    -------    -------    -------
Income From Investment Operations:
  Net Investment Income ...................      0.01          0.03       0.02       0.03       0.03       0.03

  Net Gains or (Losses) on Securities
    realized and unrealized ...............     (0.27)        (0.19)      0.72       0.54       0.62       0.41
                                              -------       -------    -------    -------    -------    -------
Total From Investment Operations ..........     (0.26)        (0.16)      0.74       0.57       0.65       0.44
                                              -------       -------    -------    -------    -------    -------
Less Dividend Distributions:
  From Net Investment Income ..............        --         (0.02)     (0.03)     (0.03)     (0.03)     (0.03)

  From Capital Gains ......................        --         (0.65)     (0.24)     (0.35)     (0.35)     (0.10)
                                              -------       -------    -------    -------    -------    -------
Total Distributions .......................        --         (0.67)     (0.27)     (0.38)     (0.38)     (0.13)
                                              -------       -------    -------    -------    -------    -------
Net Asset Value, End of Period/Year .......   $  2.28       $  2.54    $  3.37    $  2.90    $  2.71    $  2.44
                                              =======       =======    =======    =======    =======    =======
Total Return (%) ..........................     -10.1          -5.0       25.8       21.3       26.8       20.7

Net Assets, End of Period/Year ($ millions)       678           771        886        732        700        637

Ratio of Expenses to Average Net Assets (%)      0.50(a)       0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average
  Net Assets (%) ..........................      0.62(a)       0.64       0.73       0.84       0.98       1.26

Portfolio Turnover Rate (%)(b) ............     41.12         90.00      30.03      40.47      28.64      28.35

----------------------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                             Equity Index Fund                        Mid-Cap Equity Index Fund
                                     -----------------------------------------------------------  -------------------------------
                                     Six Months                                                    Six Months
                                        Ended                                                         Ended         Years Ended
                                      June 30,           Years Ended December 31,                    June 30,       December 31,
                                        2001       ---------------------------------------------      2001       ----------------
                                    (Unaudited)     2000      1999       1998     1997      1996  (Unaudited)     2000     1999(b)
                                     ---------     -----     -----      -----     -----    -----   ----------    -----     -----
Net Asset Value, Beginning of
   Period/Year ......................  $2.37       $2.88     $2.45      $2.08     $1.59    $1.35      $1.21       $1.11     $1.00
                                       -----       -----     -----      -----     -----    -----      -----       -----     -----
Income From Investment Operations:
  Net Investment Income .............   0.01        0.06      0.03       0.03      0.03     0.03       0.01        0.02      0.01
                                       -----       -----     -----      -----     -----    -----      -----       -----     -----
  Net Gains or (Losses) on Securities
    realized and unrealized .........  (0.17)      (0.32)     0.48       0.54      0.50     0.27         --        0.17      0.11
                                       -----       -----     -----      -----     -----    -----      -----       -----     -----
Total From Investment Operations ....  (0.16)      (0.26)     0.51       0.57      0.53     0.30       0.01        0.19      0.12
                                       -----       -----     -----      -----     -----    -----      -----       -----     -----
Less Dividend Distributions:
  From Net Investment Income ........     --       (0.03)    (0.03)     (0.03)    (0.03)   (0.03)        --       (0.01)    (0.01)

  From Capital Gains ................     --       (0.22)    (0.05)     (0.17)    (0.01)   (0.03)        --       (0.08)       --
                                       -----       -----     -----      -----     -----    -----      -----       -----     -----
Total Distributions .................     --       (0.25)    (0.08)     (0.20)    (0.04)   (0.06)        --       (0.09)    (0.01)
                                       =====       =====     =====      =====     =====    =====      =====       =====     =====
Net Asset Value, End of
  Period/Year .......................  $2.21       $2.37     $2.88      $2.45     $2.08    $1.59      $1.22       $1.21     $1.11
                                       =====       =====     =====      =====     =====    =====      =====       =====     =====

Total Return (%) ....................   -6.9        -9.0      20.6       28.6      33.1     22.7        0.8       16.7       11.8

Net Assets, End of Period/Year
  ($ millions) ......................    464         499       583        411       237      102        107         95         34

Ratio of Expenses to Average
  Net Assets (%) ....................   0.13(a)     0.13      0.13       0.13      0.13     0.13       0.13(a)    0.13       0.13(a)

Ratio of Net Investment Income to
  Average Net Assets (%) ............   1.08(a)     1.09      1.34       1.57      1.86     2.19       1.22(a)    1.65       1.70(a)

Portfolio Turnover Rate (%)(c) ......   6.12       10.78      6.89      11.68     14.17     5.85      13.62      50.10      31.67

----------------------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                     Bond Fund
                                         ------------------------------------------------------------------
                                           Six Months
                                             Ended                   Years Ended December 31,
                                         June 30, 2001    -------------------------------------------------
                                          (Unaudited)      2000       1999       1998      1997       1996
                                         -------------    ------     ------     ------    ------     ------
Net Asset Value, Beginning of Period/Year    $1.31        $1.30      $1.42      $1.43      $1.38      $1.43
                                             -----        -----      -----      -----      -----      -----
Income From Investment Operations:
  Net Investment Income .................     0.05         0.15       0.10       0.10       0.09       0.09

  Net Gains or (Losses) on Securities
    realized and unrealized .............     0.02        (0.04)     (0.12)        --       0.06      (0.04)
                                             -----        -----      -----      -----      -----      -----
Total From Investment Operations ........     0.07         0.11      (0.02)      0.10       0.15       0.05
                                             -----        -----      -----      -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income ............       --        (0.10)     (0.10)     (0.10)     (0.09)     (0.09)

  From Capital Gains ....................       --           --         --      (0.01)     (0.01)     (0.01)
                                             -----        -----      -----      -----      -----      -----
Total Distributions .....................       --        (0.10)     (0.10)     (0.11)     (0.10)     (0.10)
                                             -----        -----      -----      -----      -----      -----
Net Asset Value, End of Period/Year .....    $1.38        $1.31      $1.30      $1.42      $1.43      $1.38
                                             =====        =====      =====      =====      =====      =====

Total Return (%) ........................     5.7           8.9       -1.9        7.2       10.4        3.5

Net Assets, End of Period/Year
  ($ millions) ..........................     471           513        466        465        414        329

Ratio of Expenses to Average
   Net Assets (%) .......................     0.50(a)      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to
   Average Net Assets (%) ...............     7.28(a)      7.40       7.11       6.73       6.69       6.70

Portfolio Turnover Rate (%)(b) ..........     3.12        18.42      29.32      21.60      57.71      30.14

--------------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                 Short-Term Bond Fund
                                         ------------------------------------------------------------------
                                           Six Months
                                             Ended                   Years Ended December 31,
                                         June 30, 2001    -------------------------------------------------
                                          (Unaudited)      2000       1999       1998      1997       1996
                                         -------------    ------     ------     ------    ------     ------
Net Asset Value, Beginning of Period/Year    $1.01        $0.99      $1.03      $1.02      $1.03      $1.02
                                             -----        -----      -----      -----      -----      -----
Income From Investment Operations:
  Net Investment Income .................     0.03         0.09       0.09       0.05       0.07       0.04

  Net Gains or (Losses) on Securities
    realized and unrealized .............     0.01        (0.01)     (0.04)      0.01      (0.01)      0.01
                                             -----        -----      -----      -----      -----      -----
Total From Investment Operations ........     0.04         0.08       0.05       0.06       0.06       0.05
                                             -----        -----      -----      -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income ............       --        (0.06)     (0.09)     (0.05)     (0.07)     (0.04)

  From Capital Gains ....................       --           --         --         --         --         --
                                             -----        -----      -----      -----      -----      -----
Total Distributions .....................       --        (0.06)     (0.09)     (0.05)     (0.09)     (0.04)
                                             -----        -----      -----      -----      -----      -----
Net Asset Value, End of Period/Year .....    $1.05        $1.01      $0.99      $1.03      $1.02      $1.03
                                             =====        =====      =====      =====      =====      =====

Total Return (%) ........................      4.0          7.8        4.2        5.7          6        4.9

Net Assets, End of Period/Year
   ($ millions) .........................       13           12         12         22         15         16

Ratio of Expenses to Average
   Net Assets (%) .......................     0.50(a)      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to
   Average Net Assets (%) ...............     6.09(a)      6.10       5.48       5.46       5.81       5.42

Portfolio Turnover Rate (%)(b) ..........    36.21        45.01      44.68      91.35      74.95       6.68

----------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                  Mid-Term Bond Fund
                                         ------------------------------------------------------------------
                                           Six Months
                                             Ended                   Years Ended December 31,
                                         June 30, 2001    -------------------------------------------------
                                          (Unaudited)      2000       1999       1998      1997       1996
                                         -------------    ------     ------     ------    ------     ------
Net Asset Value, Beginning of Period/Year    $0.85        $0.87      $0.91      $0.90      $0.90      $1.00
                                             -----        -----      -----      -----      -----      -----
Income From Investment Operations:
  Net Investment Income .................     0.02         0.08       0.05       0.05       0.05       0.14

  Net Gains or (Losses) on Securities
   realized and unrealized ..............     0.03        (0.05)     (0.04)      0.01       0.01      (0.10)
                                             -----        -----      -----      -----      -----      -----
Total From Investment Operations ........     0.05         0.03       0.01       0.06       0.06       0.04
                                             -----        -----      -----      -----      -----      -----

Less Dividend Distributions:
  From Net Investment Income ............       --        (0.05)     (0.05)     (0.05)     (0.06)     (0.14)

  From Capital Gains ....................       --           --         --         --         --         --
                                             -----        -----      -----      -----      -----      -----
Total Distributions .....................       --        (0.05)     (0.05)     (0.05)     (0.06)     (0.14)
                                             -----        -----      -----      -----      -----      -----
Net Asset Value, End of Period/Year .....    $0.90        $0.85      $0.87      $0.91      $0.90      $0.90
                                             =====        =====      =====      =====      =====      =====

Total Return (%) ........................      5.6          4.8        1.4        6.4        7.3        3.9

Net Assets, End of Period/Year
   ($ millions) .........................       27           14         13         15         15         13

Ratio of Expenses to Average
   Net Assets (%) .......................     0.50(a)      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to
   Average Net Assets (%) ...............     5.75(a)      6.26       5.75       5.76       5.87        5.8

Portfolio Turnover Rate (%)(b) ..........     5.85        10.57      10.28      23.09      12.89     144.55

----------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                  Composite Fund
                                         ------------------------------------------------------------------
                                           Six Months
                                             Ended                   Years Ended December 31,
                                         June 30, 2001    -------------------------------------------------
                                          (Unaudited)      2000       1999       1998      1997       1996
                                         -------------    ------     ------     ------    ------     ------
Net Asset Value, Beginning of Period/Year    $1.60        $1.91      $1.78      $1.62      $1.77      $1.81
                                             -----        -----      -----      -----      -----      -----
Income From Investment Operations:
  Net Investment Income ................      0.03         0.10       0.06       0.07       0.07       0.07

  Net Gains or (Losses) on Securities
   realized and unrealized .............     (0.10)       (0.11)      0.21       0.17       0.24       0.14
                                             -----        -----      -----      -----      -----      -----
Total From Investment Operations .......     (0.07)       (0.01)      0.27       0.24       0.31       0.21
                                             -----        -----      -----      -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income ...........        --        (0.07)     (0.06)     (0.07)     (0.07)     (0.08)

  From Capital Gains ...................        --        (0.23)     (0.08)     (0.01)     (0.39)     (0.17)
                                             -----        -----      -----      -----      -----      -----
Total Distributions ....................        --        (0.30)     (0.14)     (0.08)     (0.46)     (0.25)
                                             -----        -----      -----      -----      -----      -----
Net Asset Value, End of Period/Year ....     $1.53        $1.60      $1.91      $1.78      $1.62      $1.77
                                             =====        =====      =====      =====      =====      =====

Total Return (%) .......................      -4.2         -0.5       15.2       14.5       17.7       11.9

Net Assets, End of Period/Year
   ($ millions) ........................       312          341        364        336        305        283

Ratio of Expenses to Average
   Net Assets (%) ......................      0.50(a)      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to
   Average Net Assets (%) ..............      3.78(a)      3.36       3.23       3.68       3.57       3.63

Portfolio Turnover Rate (%)(b) .........    132.39       161.01      99.41      73.85     104.04      69.79

----------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                               Aggressive Equity Fund
                                         ------------------------------------------------------------------
                                           Six Months
                                             Ended                   Years Ended December 31,
                                         June 30, 2001    -------------------------------------------------
                                          (Unaudited)      2000       1999       1998      1997       1996
                                         -------------    ------     ------     ------    ------     ------
Net Asset Value, Beginning of Period/Year    $1.76        $2.16      $1.51      $1.61      $1.47      $1.35
                                             -----        -----      -----      -----      -----      -----
Income From Investment Operations:
  Net Investment Income .................       --         0.01         --         --       0.01       0.01

  Net Gains or (Losses) on Securities
   realized and unrealized ..............    (0.12)       (0.04)      0.65      (0.09)      0.31       0.36
                                             -----        -----      -----      -----      -----      -----
Total From Investment Operations ........    (0.12)       (0.03)      0.65      (0.09)      0.32       0.37
                                             -----        -----      -----      -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income ............       --        (0.01)        --         --      (0.01)     (0.01)

  From Capital Gains ....................       --        (0.36)        --      (0.01)     (0.17)     (0.24)
                                             -----        -----      -----      -----      -----      -----
Total Distributions .....................       --        (0.37)        --      (0.01)     (0.18)     (0.25)
                                             -----        -----      -----      -----      -----      -----
Net Asset Value, End of Period/Year .....    $1.64        $1.76      $2.16      $1.51      $1.61      $1.47
                                             =====        =====      =====      =====      =====      =====

Total Return (%) ........................     -6.4         -1.2       43.3       -5.1       21.2       27.1

Net Assets, End of Period/Year
   ($ millions) .........................      294          309        278        205        287        136

Ratio of Expenses to Average
   Net Assets (%) .......................     0.85(a)      0.85       0.85       0.85       0.85       0.85

Ratio of Net Investment Income to
   Average Net Assets (%) ...............     0.44(a)      0.61       0.01       0.18       0.33       0.45

Portfolio Turnover Rate (%)(b) ..........   125.70       162.44     134.62     144.05      80.94     103.68

----------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: a Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, and Aggressive Equity Fund.

      Investment Company shares are sold only to Mutual of America Life for allocation to its Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

            Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or, if no sale, at the latest available bid price.

            Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

            Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

      Security Transactions -- Security transactions are recorded based on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

      Investment Income -- Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2.  EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.

      The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

      A Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $76,132 or 3.5% of the Investment Company's total commissions.


3.  PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures for the six months ended June 30, 2001 was as follows:

                                                                                                 Mid-Cap
                                                               All America     Equity Index    Equity Index          Bond
                                                                  Fund             Fund            Fund              Fund
                                                               ------------     -----------    ------------      ------------
Cost of investment purchases ...............................   $274,094,851    $ 32,264,355    $ 28,977,424      $ 15,224,545
                                                               ============    ============    ============      ============
Proceeds from sales of investments .........................   $301,839,583    $ 28,073,101    $ 12,540,501      $ 82,691,555
                                                               ============    ============    ============      ============

                                                                Short-Term       Mid-Term       Composite         Aggressive
                                                                Bond Fund        Bond Fund        Fund           Equity Fund
                                                               ------------     -----------    ------------      ------------
Cost of investment purchases ...............................   $  5,059,554    $ 14,179,774    $391,402,684      $344,600,043
                                                               ============    ============    ============      ============
Proceeds from sales of investments .........................   $  4,842,124    $    966,816    $387,581,735      $322,021,185
                                                               ============    ============    ============      ============

      The cost of short-term security purchases for the Money Market Fund for the period was $687,580,183; net proceeds from sales and redemptions for the period was $734,396,763.

      At June 30, 2001 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                                 Mid-Cap
                                                   Money        All America    Equity Index    Equity Index         Bond
                                                Market Fund        Fund            Fund            Fund             Fund
                                                -----------    ------------    ------------    ------------      -----------
Aggregate gross unrealized appreciation ......  $       --     $219,594,105    $110,931,948    $ 13,456,258      $  8,960,107
Aggregate gross unrealized depreciation ......       1,772       50,512,029      48,472,475       9,939,948        21,899,361
                                                ----------     ------------    ------------    ------------      ------------
Net unrealized appreciation (depreciation) ...  $   (1,772)    $169,082,076    $ 62,459,473    $  3,516,310      $(12,939,254)
                                                ==========     ============    ============    ============      ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  PURCHASES AND SALES (CONTINUED)

                                                Short-Term      Mid-Term         Composite      Aggressive
                                                 Bond Fund      Bond Fund          Fund        Equity Fund
                                                ----------     ------------     -----------    ------------
Aggregate gross unrealized appreciation         $  208,064      $   147,960    $ 10,463,770    $ 23,557,850
Aggregate gross unrealized depreciation             22,314          479,504      11,290,861      15,839,828
                                                ----------     ------------    ------------    ------------
Net unrealized appreciation (depreciation)      $  185,750      $  (331,544)   $   (827,091)   $  7,718,022
                                                ==========     ============    ============    ============

4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

                                                                        Authorized No. of Shares
                                                                        ------------------------
Money Market Fund ....................................................         175,000,000
All America Fund .....................................................         500,000,000
Equity Index Fund ....................................................         275,000,000
Mid-Cap Equity Index Fund ............................................         150,000,000
Bond Fund ............................................................         425,000,000
Short-Term Bond Fund .................................................          50,000,000
Mid-Term Bond Fund ...................................................          75,000,000
Composite Fund .......................................................         300,000,000
Aggressive Equity Fund ...............................................         500,000,000
                                                                             -------------
    Sub-Total ........................................................       2,450,000,000
Shares to be allocated at the discretion of the Board of Directors ...         550,000,000
                                                                             -------------
    Total ............................................................       3,000,000,000
                                                                             =============

Transactions in shares were as follows:

                                                           For the Six Months Ended June 30, 2001
                                               ------------------------------------------------------------
                                                                                                  Mid-Cap
                                               Money Market    All America    Equity Index     Equity Index
                                                   Fund            Fund           Fund             Fund
                                               ------------    -----------    ------------     ------------
Shares issued ..............................    74,142,870     30,989,153      56,532,671       61,577,799
Shares issued to shareholders as
  reinvestment of dividends ................            --             --              --               --
                                               -----------     ----------      ----------       ----------
Total ......................................    74,142,870     30,989,153      56,532,671       61,577,799
Shares redeemed ............................   111,837,603     37,517,286      57,037,139       52,064,604
                                               -----------     ----------      ----------       ----------
Net increase (decrease) ....................   (37,694,733)    (6,528,133)       (504,468)       9,513,195
                                               ===========     ==========      ==========       ==========

                                                                  For the Six Months Ended June 30, 2001
                                               ----------------------------------------------------------------------------
                                                  Bond         Short-Term       Mid-Term         Composite      Aggressive
                                                  Fund          Bond Fund       Bond Fund          Fund         Equity Fund
                                               -----------     ----------      ----------       ----------      -----------
Shares issued ..............................    18,035,733      4,527,558      19,629,122        2,193,180      21,035,981
Shares issued to shareholders as
  reinvestment of dividends ................            --             --              --               --              --
                                               -----------      ---------      ----------       ----------       ----------
Total ......................................    18,035,733      4,527,558      19,629,121        2,193,180       21,035,981
Shares redeemed ............................    70,007,220      4,111,641       6,708,161       11,522,029       18,098,725
                                               -----------      ---------      ----------       ----------       ----------
Net increase (decrease) ....................   (51,971,487)       415,917      12,920,960       (9,328,849)       2,937,256
                                               ===========      =========      ==========       ==========       ==========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. CAPITAL SHARE ACTIVITY (CONTINUED)

                                                           For the Year Ended December 31, 2000
                                               ------------------------------------------------------------
                                                                                                  Mid-Cap
                                               Money Market    All America    Equity Index     Equity Index
                                                   Fund            Fund           Fund             Fund
                                               ------------    -----------    ------------     ------------
Shares issued ..............................   203,990,583     53,663,517      40,099,189       60,343,731
Shares issued to shareholders as
  reinvestment of dividends ................     5,238,322     63,141,755      19,925,652        4,968,459
                                               -----------    -----------      ----------       ----------
Total ......................................   209,228,905    116,805,272      60,024,841       65,312,190
Shares redeemed ............................   154,270,167     75,889,320      52,221,946       17,400,220
                                               -----------    -----------      ----------       ----------
Net increase (decrease) ....................    54,958,738     40,915,952       7,802,895       47,911,970
                                               ===========    ===========      ==========       ==========

                                                                   For the Year Ended December 31, 2000
                                               ----------------------------------------------------------------------------
                                                  Bond         Short-Term       Mid-Term         Composite      Aggressive
                                                  Fund          Bond Fund       Bond Fund          Fund         Equity Fund
                                               -----------     ----------      ----------       ----------      -----------
Shares issued ..............................    51,809,688      4,603,778       5,838,625       16,652,862       71,595,986
Shares issued to shareholders as
  reinvestment of dividends ................    28,564,191        720,302         981,290       33,540,328       31,396,553
                                                ----------      ---------       ---------       ----------      -----------
Total ......................................    80,373,879      5,324,080       6,819,915       50,193,190      102,992,539
Shares redeemed ............................    47,929,853      5,370,273       5,423,994       27,735,785       55,623,331
                                                ----------      ---------       ---------       ----------      -----------
Net increase (decrease) ....................    32,444,026        (46,193)      1,395,921       22,457,405       47,369,208
                                                ==========      =========       =========       ==========      ===========

5.  DIVIDENDS

      No dividends have been declared or paid as of June 30, 2001. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.

                                        MUTUAL OF AMERICA
                                        LIFE INSURANCE COMPANY

                                        320 PARK AVENUE
                                        NEW YORK, NY 10022-6839

                                        www.mutualofamerica.com